UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07454

Pacific Capital Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH	43219
(Address of principal executive offices)	(Zip code)

Citi Fund Services 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: 07/31

Date of reporting period: 1/31/08

Item 1.	Reports to Stockholders.

PACIFIC CAPITAL
FUNDS

Semi-Annual Report

As of January 31, 2008

MUTUAL FUNDS: ARE NOT FDIC INSURED ◆ HAVE NO BANK GUARANTEE ◆ MAY LOSE VALUE

Pacific Capital Family of Funds

						Performance for the period ended 1/31/08
						Aggregate Returns (%)				Average Annual Total Returns (%)
Fund Name	Class of Shares (Max. Sales Charge%)		Inception Date	Expense Ratios†		Six Months		One Year		Five Year		Ten Year		Since Inception
				Gross	w/Contractual Waivers	NAV*	Load**	NAV*	Load**	NAV*	Load**	NAV*	Load**	NAV*	Load**
New Asia Growth Fund	Class A	(5.25)	02/15/95	1.77	1.62	5.89	0.34	27.06	20.36	27.00	25.64	13.84	13.22	9.56	9.11
	Class B2	(5.00)	03/02/98	2.37	2.37	5.51	1.07	26.10	22.10	26.05	25.97	13.21	13.21	9.09	9.09
	Class C2	(1.00)	04/30/04	2.37	2.37	5.48	4.59	26.04	25.04	26.06	26.06	13.06	13.06	8.98	8.98
	Class Y		02/15/95	1.37	1.37	5.99	5.99	27.24	27.24	27.31	27.31	14.11	14.11	9.81	9.81
International Stock Fund	Class A3	(5.25)	12/08/98	1.60	1.35	-4.06	-9.08	6.04	0.50	18.67	17.41	—	—	6.06	5.44
	Class B3	(5.00)	12/20/98	2.20	2.10	-4.45	-8.91	5.20	1.28	17.81	17.71	—	—	5.43	5.43
	Class C3	(1.00)	04/30/04	2.20	2.10	-4.45	-5.35	5.21	4.23	17.78	17.78	—	—	5.31	5.31
	Class Y		12/02/98	1.20	1.10	-3.96	-3.96	6.33	6.33	18.98	18.98	—	—	6.37	6.37
Small Cap Fund	Class A3	(5.25)	12/08/98	1.83	1.58	-11.80	-16.41	-14.33	-18.81	17.06	15.81	—	—	13.13	12.47
	Class B3	(5.00)	12/20/98	2.43	2.33	-12.12	-15.74	-14.98	-17.78	16.19	16.08	—	—	12.38	12.38
	Class C3	(1.00)	04/30/04	2.43	2.33	-12.12	-12.84	-14.97	-15.67	16.20	16.20	—	—	12.28	12.28
	Class Y		12/03/98	1.43	1.33	-11.70	-11.70	-14.15	-14.15	17.34	17.34	—	—	13.38	13.38
Mid-Cap Fund	Class A	(5.25)	12/30/03	1.60	1.20	-11.72	-16.33	-9.80	-14.53	—	—	—	—	7.23	5.83
	Class C4	(1.00)	04/30/04	2.20	1.95	-12.06	-12.84	-10.48	-11.28	—	—	—	—	6.52	6.52
	Class Y		12/30/03	1.20	0.95	-11.59	-11.59	-9.62	-9.62	—	—	—	—	7.49	7.49
Growth Stock Fund1	Class A	(5.25)	10/14/94	1.51	1.16	-4.68	-9.71	-4.88	-9.88	7.25	6.09	2.08	1.53	9.08	8.88
	Class B2	(5.00)	03/02/98	2.11	1.91	-5.10	-9.84	-5.64	-9.41	6.41	6.25	1.50	1.50	8.88	8.88
	Class C2	(1.00)	04/30/04	2.11	1.91	-4.99	-5.94	-5.63	-6.58	6.44	6.44	1.37	1.37	8.83	8.83
	Class Y		10/14/94	1.11	0.91	-4.55	-4.55	-4.65	-4.65	7.49	7.49	2.35	2.35	9.21	9.21
Growth & Income Fund[1]	Class A	(5.25)	10/14/94	1.48	1.13	-5.10	-10.09	-7.22	-12.10	8.77	7.61	2.45	1.91	8.07	7.87
	Class B2	(5.00)	03/02/98	2.08	1.88	-5.47	-9.93	-7.96	-11.43	7.96	7.81	1.82	1.82	7.85	7.85
	Class C2	(1.00)	04/30/04	2.08	1.88	-5.55	-6.44	-7.97	-8.84	7.96	7.96	1.68	1.68	7.80	7.80
	Class Y		10/14/94	1.08	0.88	-5.08	-5.08	-7.06	-7.06	9.04	9.04	2.68	2.68	8.33	8.33
Value Fund	Class A5	(5.25)	12/08/98	1.45	1.10	-6.69	-11.56	-7.50	-12.34	12.27	11.06	—	—	3.97	3.36
	Class B5	(5.00)	12/13/98	2.05	1.85	-7.11	-10.94	-8.20	-11.23	11.40	11.27	—	—	3.28	3.28
	Class C5	(1.00)	04/30/04	2.05	1.85	-7.05	-7.82	-8.13	-8.89	11.43	11.43	—	—	3.21	3.21
	Class Y		12/03/98	1.05	0.85	-6.56	-6.56	-7.25	-7.25	12.54	12.54	—	—	4.23	4.23
High Grade Core Fixed Income Fund[1]	Class A	(4.00)	10/14/94	1.23	0.93	6.42	2.18	7.97	3.61	3.78	2.93	5.19	4.76	4.52	4.38
	Class B2	(5.00)	03/02/98	1.83	1.68	6.03	1.03	7.28	3.28	3.01	2.84	4.59	4.59	4.32	4.32
	Class C2	(1.00)	04/30/04	1.83	1.68	6.03	5.03	7.28	6.28	3.01	3.01	4.45	4.45	4.27	4.27
	Class Y		10/14/94	0.83	0.68	6.61	6.61	8.28	8.28	4.00	4.00	5.44	5.44	4.79	4.79
Tax-Free Securities Fund[1]	Class A	(4.00)	10/14/94	1.23	0.93	3.34	-0.80	4.44	0.29	3.33	2.49	4.15	3.72	3.42	3.28
	Class B2	(5.00)	03/02/98	1.83	1.68	2.96	-2.04	3.67	-0.33	2.56	2.39	3.56	3.56	3.23	3.23
	Class C2	(1.00)	04/30/04	1.83	1.68	3.05	2.05	3.76	2.76	2.58	2.58	3.43	3.43	3.18	3.18
	Class Y		10/14/94	0.83	0.68	3.46	3.46	4.68	4.68	3.58	3.58	4.40	4.40	3.68	3.68
High Grade Short Intermediate Fixed Income Fund	Class A	(2.25)	12/13/93	1.22	0.77	5.63	3.25	7.55	5.13	3.06	2.59	4.37	4.14	4.39	4.22
	Class C4	(1.00)	04/30/04	1.82	1.52	5.13	4.13	6.75	5.75	2.46	2.46	4.07	4.07	4.18	4.18
	Class Y6		10/14/94	0.82	0.52	5.64	5.64	7.69	7.69	3.29	3.29	4.63	4.63	4.64	4.64
Tax-Free Short Intermediate Securities Fund[1]	Class A	(2.25)	10/14/94	1.23	0.98	3.90	1.57	5.22	2.86	2.29	1.82	3.19	2.96	3.88	3.76
	Class C4	(1.00)	04/30/04	1.83	1.73	3.52	2.52	4.44	3.44	1.71	1.71	2.90	2.90	3.73	3.73
	Class Y		10/14/94	0.83	0.73	4.01	4.01	5.55	5.55	2.53	2.53	3.44	3.44	4.16	4.16
U.S. Government Short Fixed Income Fund	Class A7	(2.25)	08/01/00	1.07	0.65	5.25	2.90	7.61	5.21	3.05	2.57	—	—	3.81	3.50
	Class B7	(5.00)	08/01/00	1.67	1.40	4.86	-0.14	6.82	2.82	2.28	2.10	—	—	3.06	3.06
	Class C7	(1.00)	04/30/04	1.67	1.40	4.86	3.86	6.81	5.81	2.28	2.28	—	—	3.06	3.06
	Class Y		06/01/00	0.67	0.40	5.38	5.38	7.98	7.98	3.32	3.32	—	—	4.08	4.08

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-258-9232, or visit the Funds’ website at pacificcapitalfunds.com.

†	The above expense ratios are from the Funds’ prospectus dated November 28, 2007. Additional information pertaining to the Funds’ expense ratios as of January 31, 2008 can be found in the financial highlights.

Investment Risk Considerations for the New Asia Growth, International Stock, Small Cap, Mid-Cap, Value, Tax-Free Securities and Tax-Free Short Intermediate Securities Funds, respectively:

International investing involves increased risk and volatility.

Small-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure and, historically, their stocks have experienced a greater degree of market volatility than stocks on average.

Mid-capitalization funds may involve greater risk than larger, more established companies as they may trade less frequently or in limited volume and have a higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Income earned on tax-free funds may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

See additional footnotes on following page.

Pacific Capital Family of Funds, continued

*	Net Asset Value. No sales charge applied.

**	Maximum applicable sales charge applied.

[1]

The quoted performance of noted Pacific Capital Funds includes the performance of certain common trust fund (“Commingled”) accounts advised by Pacific Century Trust and managed the same as the Fund in all material respects, for periods dating back to 10/31/77 for the Pacific Capital Growth Stock Fund, the Pacific Capital Growth & Income Fund, the Pacific Capital High Grade Core Fixed Income Fund and the Pacific Capital Tax-Free Securities Fund, and to 3/31/88 for the Pacific Capital Tax-Free Short Intermediate Securities Fund and prior to the Funds’ commencement of operations, by share class, noted above. The Commingled accounts were not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts’ performance may have been adversely affected.

[2]

Class C Shares performance prior to April 30, 2004 is based on the performance of the Class B Shares. Performance for any period prior to March 2, 1998, is based on the performance of the Class A Shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been reflected, total return figures may have been adversely affected.

[3]

Class C Shares performance prior to April 30, 2004 is based on the performance of the Class B Shares. Performance for Class A, Class B and Class C Shares for any period before its inception date is based on the performance of the Class Y Shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been reflected, total return figures may have been adversely affected.

[4]

Class C Shares performance prior to April 30, 2004 is based on the performance of the Class A Shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been reflected, total return figures may have been adversely affected.

[5]

Class C Shares performance prior to April 30, 2004 is based on the performance of the Class B Shares. Performance for any period prior to December 13, 1998, is based on the performance of the Class Y Shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been reflected, total return figures may have been adversely affected.

[6]	Class Y Shares performance prior to October 14, 1994 is based on the performance of the Class A Shares.

[7]

Class C Shares performance prior to April 30, 2004 is based on the performance of the Class B Shares. Performance for any period prior to August 1, 2000, is based on the performance of the Class Y Shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been reflected, total return figures may have been adversely affected.

Table of Contents

Letter to Shareholders

Portfolio Composition

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Schedules of Portfolio Investments

Notes to Financial Statements

Financial Highlights

Trustees and Officers

Additional Information

Letter to Shareholders

Dear Shareholders:

Thank you for investing with the Pacific Capital Funds. We value the trust you place in us, and we seek to provide world-class investment management to help you meet your financial goals.

The Pacific Capital Funds draw upon the investment expertise of the Bank of Hawaii. Bank of Hawaii’s investment management division was founded in 1898. It includes the Asset Management Group of Bank of Hawaii (AMG), which oversees the Pacific Capital Funds and has a total of $ 11.4 billion in assets under management. AMG has partnered with a select list of sub-advisors to provide Pacific Capital Funds’ shareholders with greater investment opportunities, broader diversification and access to an elite group of institutional money managers:

•

Chicago Equity Partners (CEP). CEP serves as Sub-Adviser on the Pacific Capital Mid-Cap Fund, Pacific Capital Growth Fund, Pacific Capital Growth and Income Fund and Pacific Capital Value Fund. CEP specializes in core domestic equity markets.

•	First State Investments (FSI), which specializes in single-country, regional and sector-specific investments, serves as Sub-Adviser to the Pacific Capital New Asia Growth Fund.

•	Hansberger Global Investors (HGI), founded in 1995 by former Templeton Worldwide President and CEO Thomas L. Hansberger, serves as Sub-Adviser to the Pacific Capital International Stock Fund.

•

Nicholas Applegate Capital Management (NACM), which specializes in global, international and domestic equity and special strategy management, serves as Sub-Adviser to the Pacific Capital Small Cap Fund.

Annual Review

Economic growth slowed considerably during the six months between August, 2007 and January, 2008. U.S. GDP1, which expanded at a healthy 4.9% rate during the third calendar quarter of 2007, grew only 0.6% during the fourth quarter.

The ongoing plunge in the housing market drove the broad economic slowdown. The housing slump weighed on a variety of housing-related businesses, such as homebuilders and home-improvement retailers. Furthermore, mortgage defaults rose rapidly, as overextended homeowners who could not meet their mortgage payments found themselves unable to sell their houses. Bonds backed by these mortgages defaulted, forcing many leading financial institutions to write down billions of dollars in investment losses.

Lenders, unsure how deep the default-related problems might run, became increasingly reluctant to extend credit, leading to a credit and liquidity crunch. Meanwhile, consumers facing higher energy and food prices and lower home values cut back their spending. Consumer spending accounts for more than two-thirds of U.S. economic activity, so weaker spending weighed on growth. The Federal Reserve Board (the “Fed”) responded to the problems in the credit market and the general economy by lowering its target short-term interest rate, the federal funds rate, from 5.25% in early September to 3.00% as of the end of January.

Corporate profits remained generally healthy throughout the period. Excluding banks and brokerage firms, which saw earnings decline dramatically as a result of write-downs and the troubles in the credit markets, the companies represented in the S&P 500 Index2 generated historically strong profit growth.

Stocks slide on economic concerns

Investor worries about a slowing economy and a credit squeeze caused the S&P 500 Index to decline 4.32% for this six-month period. Small-cap stocks as measured by the Russell 2000® Index3 fell 7.51%, while the MSCI EAFE Index4 of 21 developed foreign stock markets lost 7.52%.

Large stocks generally outperformed smaller stocks, as the difference between the return of the S&P 500 Index and the Russell 2000® Index illustrates. Larger companies benefited from exposure to overseas markets, which appeared poised for stronger economic growth than the U.S. A weak dollar also strengthened shares of large firms during this six-month period, by helping make Americans firms’ products and services more competitive overseas and by increasing the value of revenues denominated in foreign currencies. Conversely, the troubles in the U.S. economy weighed on smaller firms.

Past performance does not guarantee future results.The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1 -800-258-9232, or visit the Funds’ website at pacificcapitalfunds.com.

[1]	Gross Domestic Product (GDP) is the measure of the market value of the goods and services produced by labor and property in the United States.

[2]

Standard & Poor’s 500 Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. It is not possible to invest directly in any index.

[3]

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. As of the latest reconstitution, the average market capitalization was approximately $664.9 million; the median market capitalization was approximately $539.5 million. The largest company in the index had an approximate market capitalization of $1.8 billion.

[4]

The Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index is an unmanaged, arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchange of countries in Europe, Australia and the Far East.

Letter to Shareholders, continued

Financial stocks performed poorly. Investors sold shares of financial institutions as the companies struggled through the sub-prime mortgage crisis. Consumer discretionary stocks also suffered, due to investors’ concerns about the likely effects a decline in consumer spending would have on companies in the sector. Energy stocks posted strong gains during the first five months of the period on the strength of rising oil prices, before falling back in January as oil prices receded. Stocks in relatively defensive economic sectors, including utilities and consumer staples, performed well for the period as a whole.

Financial stocks’ weakness dragged down the performance of value indices, which hold large weightings in the financial sector. Growth stocks fared better than their value-oriented counterparts, but nevertheless finished the period with a loss. The Russell 3000® Value Index5, which tracks the performance of large, medium and small value stocks, lost 5.70%, while the Russell 3000® Growth Index6 fell 3.41%.

Foreign stocks surged early in the period, led by strong returns from emerging markets in Latin America and Asia. Foreign markets on the whole declined during the second half of the period, however, as investors worried that the U.S. economy’s troubles could crimp global growth.

A flight to quality in the bond markets

Bonds as a whole generated healthy returns during the period. The Lehman Brothers Aggregate Index7 gained 6.82% during the six months under review.

Investors concerned about the health of the economy and the credit markets flocked to Treasury bonds. That development caused prices on existing Treasury bonds to rise substantially, while yields, which move in the opposite direction of bond prices, declined considerably. Short-term government bonds saw the greatest yield declines, pushed down by investors’ desire for liquidity and the Fed’s interest rate reductions.

In other sectors of the bond market, higher-quality bonds outperformed lower-quality securities. Low-quality bonds had outperformed higher-quality securities for some time entering this period, causing the spread between the yields on high- and low-quality issues to shrink to historically low levels. Investors’ skittishness during this period led them to reassess credit risk, leading to substantial price declines on the lowest-quality bonds.

Our perspective

We expect economic weakness during at least the first half of 2008—whether or not the economy officially slides into recession. There is reason for economic optimism, however: In particular, we believe the proactive moves by the Fed and the economic stimulus package recently passed by Congress may help the economy recover later this year.

The stock and bond markets’ recent volatility seems likely to continue, given the uncertainty about the direction of the economy. Nevertheless, we believe that stock valuations are attractive following their recent declines, especially considering the general health of corporations outside of the financial sector.

The recently concluded six-month period should serve as a reminder of the value of building and maintaining diversified, long-term investment portfolios. No one can say with any certainty which investments will perform best or worst during the coming months—but a properly diversified portfolio can ensure that you hold investments that offer the potential for long-term growth, stability and income for your personal circumstances.

Thank you for your confidence in the Pacific Capital Funds. If you have any questions or would like a Fund prospectus, we encourage you to contact your registered investment professional, call Pacific Capital Funds at (800) 258-9232 or visit our website at www.pacificcapitalfunds.com.

Sincerely,

Tobias M. Martyn
Senior Executive Vice President and Chief Investment Officer Asset Management Group of Bank of Hawaii

Past performance does not guarantee future results.

[5]

The Russell 3000® Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes.

[6]

The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indexes.

[7]

The Lehman Brothers Aggregate Index is an unmanaged market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

Portfolio Composition (as a percentage of total investments)*

January 31, 2008 (Unaudited)

New Asia Growth Fund	%
Hong Kong	28.4
Taiwan	15.4
South Korea	13.6
Malaysia	13.4
Singapore	11.2
Thailand	4.2
Philippines	3.7
China	3.6
Papua New Guinea	2.9
India	1.8
Investment Companies	1.8

International Stock Fund	%
Japan	14.6
United Kingdom	13.7
France	9.8
Switzerland	9.5
Germany	6.7
Brazil	5.8
Italy	4.1
Australia	3.6
South Africa	3.5
Canada	3.3
Spain	3.2
Russia	2.8
China	2.2
India	2.1
Singapore	1.9
Mexico	1.8
Hong Kong	1.7
Greece	1.3
Norway	1.3
Denmark	1.2
Luxembourg	1.0
Ireland	0.8
Netherlands	0.7
Taiwan	0.6
Israel	0.6
South Korea	0.5
Austria	0.5
Malaysia	0.4
Thailand	0.1
Investment Companies	0.7

Small Cap Fund	%
Industrials	22.5
Information Technology	16.1
Consumer Discretionary	13.6
Health Care	13.4
Financials	9.6
Energy	5.9
Consumer Staples	4.5
Materials	3.4
Real Estate Investment Trusts	2.7
Telecommunication Services	2.6
Utilities	1.8
Transportation	1.6
Mutual Funds	1.3
Investment Companies	1.0

Mid-Cap Fund	%
Consumer Discretionary	16.0
Industrials	15.6
Health Care	13.1
Financials	10.9
Information Technology	8.7
Energy	6.4
Utilities	6.3
Real Estate Investment Trusts	5.6
Materials	5.4
Consumer Staples	4.2
Telecommunication Services	2.8
Transportation	2.0
Oil and Gas Services	1.9
Entertainment	0.7
Investment Companies	0.4

Growth Stock Fund	%
Information Technology	21.6
Energy	16.4
Health Care	14.9
Consumer Discretionary	11.7
Industrials	9.3
Consumer Staples	9.0
Financials	8.8
Materials	2.2
Oil and Gas Services	2.0
Transportation	1.0
Education	0.7
Telecommunication Services	0.5
Investment Companies	1.9

Growth and Income Fund	%
Financials	17.8
Information Technology	15.5
Energy	13.8
Health Care	12.2
Consumer Discretionary	11.9
Industrials	9.0
Consumer Staples	8.0
Telecommunications	3.4
Materials	3.2
Transportation	1.6
Utilities	1.0
Real Estate Investment Trusts	0.8
Investment Companies	1.8

Value Fund	%
Financials	28.5
Energy	17.9
Consumer Discretionary	11.6
Industrials	8.7
Health Care	7.7
Telecommunications	6.4
Consumer Staples	6.0
Materials	3.4
Utilities	3.2
Information Technology	2.5
Real Estate Investment Trusts	1.9
Transportation	0.8
Investment Companies	1.4

High Grade Core Fixed Income Fund[1]	%
Agency	43.2
Treasury	20.7
AAA	9.4
BAA	9.3
A	9.2
AA	8.2

Tax-Free Securities Fund[1]	%
AAA/Prerefunded	77.5
AA	20.2
A	1.2
BBB	1.1

High Grade Short Intermediate Fixed Income Fund	%
Federal Home Loan Bank	29.4
Corporate Bonds	23.4
Federal Home Loan Mortgage Corp.	22.9
Federal National Mortgage Assoc.	16.3
U.S. Treasury Obligations	5.0
Federal Farm Credit Bank	1.4
Investment Company	1.6

Tax-Free Short Intermediate Securities Fund[1]	%
AAA	61.4
AA	29.2
A	5.7
BBB	3.7

U.S. Government Short Fixed Income Fund	%
Federal Home Loan Bank	83.8
U.S. Treasury Obligations	11.4
Federal Farm Credit Bank	4.8

*	The composition of the Funds’ portfolios is as of January 31, 2008 and subject to change.

[1]

Standard & Poor’s or Moody’s credit ratings are current opinions of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). A rating takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

PACIFIC CAPITAL FUNDS

Statements of Assets and Liabilities

January 31, 2008

(Unaudited)

	New Asia Growth Fund	International Stock Fund	Small Cap Fund	Mid-Cap Fund
Assets:
Investments, at cost	$93,515,316	$211,342,834	$425,596,541	$67,180,824

Investments, at value	$120,893,854	$237,772,475	$387,291,215	$64,265,988
Foreign currency, at value (cost $744,476, $6, $— and $—, respectively)	747,211	8	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	1,645	—	—
Income receivable	100,564	219,235	170,552	57,955
Receivable for capital shares issued	5,393	15,136	1,315,846	8
Receivable for investments sold	520,474	3,624,945	6,542,992	728,063
Reclaims receivable	—	212,996	—	—
Segregated cash balances with brokers for futures contracts	—	—	42,000	—
Net receivable for variation margin on futures contracts	—	—	23,000	—
Prepaid expenses and other assets	6,771	16,737	37,507	2,029

Total Assets	122,274,267	241,863,177	395,423,112	65,054,043

Liabilities:
Cash overdraft	—	—	201,997	—
Payable for capital shares redeemed	32,308	88,246	2,871,909	11,190
Payable for investments purchased	126,334	2,629,323	3,728,963	164,190
Unrealized depreciation on foreign currency exchange contracts	—	676	—	—
Accrued expenses and other payables:
Investment advisory fees	42,291	72,233	123,428	19,392
Sub-investment advisory fees	52,863	88,114	214,208	11,082
Administration and sub-administration fees	9,515	18,574	30,387	4,987
Compliance service fees	717	1,469	2,933	422
Distribution fees	1,944	1,328	56,575	477
Other fees	59,035	68,861	30,112	30,904

Total Liabilities	325,007	2,968,824	7,260,512	242,644

Net Assets:
Capital (no par value)	88,393,965	206,738,494	455,149,420	70,186,684
Undistributed (distributions in excess of) net investment income	(160,334)	(362,654)	(1,340,041)	2,108
Accumulated net realized gains (losses) from investments	6,334,678	6,060,238	(27,260,630)	(2,462,557)
Net unrealized appreciation (depreciation) on investments	27,380,951	26,458,275	(38,386,149)	(2,914,836)

Net Assets	$121,949,260	$238,894,353	$388,162,600	$64,811,399

Net Assets
Class A	$4,779,519	$1,611,125	$164,471,453	$588,919
Class B	573,792	507,596	1,824,638	N/A
Class C	688,712	560,553	21,007,380	425,427
Class Y	115,907,237	236,215,079	200,859,129	63,797,053

Total	$121,949,260	$238,894,353	$388,162,600	$64,811,399

Outstanding units of beneficial interest (shares)
Class A	241,565	132,205	12,192,643	61,479
Class B	30,808	44,195	148,483	N/A
Class C	37,030	48,858	1,708,060	45,554
Class Y	5,754,556	18,980,401	14,563,525	6,644,202

Total	6,063,959	19,205,659	28,612,711	6,751,235

Net Asset Value*
Class A—redemption price per share	$19.79	$12.19	$13.49	$9.58

Class A—maximum sales charge	5.25%	5.25%	5.25%	5.25%

Class A—Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent)	$20.89	$12.87	$14.24	$10.11

Class B—offering price per share**	$18.63	$11.49	$12.29	N/A

Class C—offering price per share**	$18.60	$11.47	$12.30	$9.34

Class Y—offering and redemption price per share	$20.14	$12.45	$13.79	$9.60

*	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
**	Redemption price per share varies based on length of time shares are held.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Assets and Liabilities, continued

January 31, 2008

(Unaudited)

	Growth Stock Fund	Growth and Income Fund	Value Fund	High Grade Core Fixed Income Fund
Assets:
Investments, at cost	$153,542,845	$142,153,746	$136,851,917	$290,086,574

Investments, at value	$151,304,984	$139,119,697	$133,252,349	$299,201,522
Income receivable	50,775	107,094	168,827	3,353,414
Receivable for capital shares issued	47	42	16,908	1,520
Receivable for investments sold	—	—	—	532,632
Prepaid expenses and other assets	12,982	12,899	4,224	9,675

Total Assets	151,368,788	139,239,732	133,442,308	303,098,763

Liabilities:
Distributions payable	—	—	—	36,110
Payable for capital shares redeemed	18,456	8,844	7,194	19,794
Payable for investments purchased	—	—	—	2,000,000
Accrued expenses and other payables:
Investment advisory fees	45,672	41,316	39,124	115,298
Sub-investment advisory fees	32,623	29,511	27,946	—
Administration and sub-administration fees	11,744	10,624	10,060	23,060
Compliance service fees	976	886	839	1,706
Distribution fees	6,741	4,457	2,607	2,577
Other fees	36,314	31,430	35,272	53,215

Total Liabilities	152,526	127,068	123,042	2,251,760

Net Assets:
Capital (no par value)	232,660,101	145,994,800	140,286,522	293,413,625
Undistributed (distributions in excess of) net investment income	(5,337)	11,094	25,429	51,846
Accumulated net realized losses from investments	(79,200,641)	(3,859,398)	(3,393,117)	(1,733,416)
Net unrealized appreciation (depreciation) on investments	(2,237,861)	(3,034,049)	(3,599,568)	9,114,948

Net Assets	$151,216,262	$139,112,447	$133,319,266	$300,847,003

Net Assets
Class A	$7,371,337	$5,223,570	$2,297,788	$3,179,092
Class B	4,292,669	2,238,022	830,215	1,307,223
Class C	1,602,418	1,689,128	1,719,443	981,802
Class Y	137,949,838	129,961,727	128,471,820	295,378,886

Total	$151,216,262	$139,112,447	$133,319,266	$300,847,003

Outstanding units of beneficial interest (shares)
Class A	813,715	400,401	283,054	287,709
Class B	513,939	183,948	104,775	118,568
Class C	191,965	138,972	216,385	89,048
Class Y	14,739,586	9,879,960	15,785,011	26,573,058

Total	16,259,205	10,603,281	16,389,225	27,068,383

Net Asset Value
Class A—redemption price per share	$9.06	$13.05	$8.12	$11.05

Class A—maximum sales charge	5.25%	5.25%	5.25%	4.00%

Class A—Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent)	$9.56	$13.77	$8.57	$11.51

Class B—offering price per share*	$8.35	$12.17	$7.92	$11.03

Class C—offering price per share*	$8.35	$12.15	$7.95	$11.03

Class Y—offering and redemption price per share	$9.36	$13.15	$8.14	$11.12

*	Redemption price per share varies based on length of time shares are held.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Assets and Liabilities, continued

January 31, 2008

(Unaudited)

	Tax-Free Securities Fund	High Grade Short Intermediate Fixed Income Fund	Tax-Free Short Intermediate Securities Fund	U.S. Government Short Fixed Income Fund
Assets:
Investments, at cost	$259,748,007	$64,050,834	$46,969,028	$82,232,657

Investments, at value	$274,879,588	$65,721,836	$48,122,939	$84,832,461
Cash	—	283,753	—	938
Income receivable	2,596,522	656,051	481,485	1,265,913
Receivable for capital shares issued	—	27	—	68
Receivable for investments sold	—	4,419	—	—
Prepaid expenses and other assets	8,407	2,897	1,419	2,123

Total Assets	277,484,517	66,668,983	48,605,843	86,101,503

Liabilities:
Cash overdraft	—	—	462,683	—
Distributions payable	32,313	7,822	4,222	9,238
Payable for capital shares redeemed	421,682	1,348	17,346	20,117
Accrued expenses and other payables:
Investment advisory fees	106,118	11,845	16,316	8,251
Administration and sub-administration fees	21,224	5,098	3,671	6,519
Compliance service fees	1,605	377	297	1,060
Distribution fees	1,874	626	442	1,899
Other fees	50,544	22,057	21,697	25,055

Total Liabilities	635,360	49,173	526,674	72,139

Net Assets:
Capital (no par value)	262,170,696	66,976,714	47,663,979	86,226,520
Undistributed (distributions in excess of) net investment income	35	(3,717)	762	—
Accumulated net realized losses from investments	(453,155)	(2,024,189)	(739,483)	(2,796,960)
Net unrealized appreciation on investments	15,131,581	1,671,002	1,153,911	2,599,804

Net Assets	$276,849,157	$66,619,810	$48,079,169	$86,029,364

Net Assets
Class A	$5,419,226	$974,230	$2,034,412	$2,450,655
Class B	846,381	N/A	N/A	598,931
Class C	11,015	505,810	10,703	1,043,504
Class Y	270,572,535	65,139,770	46,034,054	81,936,274

Total	$276,849,157	$66,619,810	$48,079,169	$86,029,364

Outstanding units of beneficial interest (shares)
Class A	533,257	98,842	198,408	236,331
Class B	83,280	N/A	N/A	57,765
Class C	1,084	51,365	1,044	100,645
Class Y	26,515,905	6,597,159	4,464,957	7,895,969

Total	27,133,526	6,747,366	4,664,409	8,290,710

Net Asset Value*
Class A—redemption price per share	$10.16	$9.86	$10.25	$10.37

Class A—maximum sales charge	4.00%	2.25%	2.25%	2.25%

Class A—Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent)	$10.58	$10.09	$10.49	$10.61

Class B—offering price per share**	$10.16	N/A	N/A	$10.37

Class C—offering price per share**	$10.17	$9.85	$10.25	$10.37

Class Y—offering and redemption price per share	$10.20	$9.87	$10.31	$10.38

*	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
**	Redemption price per share varies based on length of time shares are held.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Operations

Period Ended January 31, 2008

(Unaudited)

	New Asia Growth Fund	International Stock Fund	Small Cap Fund	Mid-Cap Fund
Investment Income:
Dividend income	$1,464,485	$2,110,600	$2,259,844	$495,945
Interest income	—	—	20,018	—
Foreign tax withholding	(154,652)	(119,836)	—	—

Total Investment Income	1,309,833	1,990,764	2,279,862	495,945

Expenses:
Investment advisory fees	252,584	584,816	1,132,044	216,750
Sub-investment advisory fees	315,729	549,332	1,541,960	72,251
Administration and sub-administration fees	56,832	116,965	218,785	32,513
Distribution fees—Class A	7,262	2,967	426,140	1,341
Distribution fees—Class B	3,158	3,020	11,260	—
Distribution fees—Class C	3,295	3,102	119,164	2,287
Accounting fees	37,917	68,001	107,755	16,802
Compliance service fees	4,411	9,108	17,507	2,551
Custodian fees	89,756	82,059	26,302	20,351
Transfer agent fees	29,136	29,086	209,334	25,275
Trustee fees	5,551	11,602	22,922	3,261
Other fees	38,779	78,560	212,662	21,994

Total expenses before reductions	844,410	1,538,618	4,045,835	415,376
Less expenses waived/reimbursed by the adviser	—	(129,957)	(266,129)	(90,312)
Less expenses waived by the distributor—Class A	(2,723)	(1,113)	(159,803)	(503)

Net Expenses	841,687	1,407,548	3,619,903	324,561

Net Investment Income (Loss)	468,146	583,216	(1,340,041)	171,384

Realized/Unrealized Gains (Losses) from Investments, Futures and Foreign Currency Transactions:
Net realized gains (losses) from investments and foreign currency transactions	16,237,598	9,652,798	(24,649,866)	(2,375,061)
Net realized gains from futures transactions	—	—	14,612	—
Change in unrealized depreciation on investments, futures and foreign currency transactions	(9,202,634)	(19,117,388)	(28,518,711)	(6,541,172)

Net realized/unrealized gains (losses) from investments, futures and foreign currency transactions	7,034,964	(9,464,590)	(53,153,965)	(8,916,233)

Change in net assets resulting from operations	$7,503,110	$(8,881,374)	$(54,494,006)	$(8,744,849)

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Operations, continued

Period Ended January 31, 2008

(Unaudited)

	Growth Stock Fund	Growth and Income Fund	Value Fund	High Grade Core Fixed Income Fund
Investment Income:
Dividend income	$1,311,161	$1,488,601	$1,771,401	$86,911
Interest income	—	—	—	8,249,505

Total Investment Income	1,311,161	1,488,601	1,771,401	8,336,416

Expenses:
Investment advisory fees	463,781	422,096	403,778	917,589
Sub-investment advisory fees	210,809	191,862	183,535	—
Administration and sub-administration fees	75,892	69,071	66,074	137,640
Distribution fees—Class A	16,408	11,790	5,399	6,370
Distribution fees—Class B	26,180	13,592	4,867	7,110
Distribution fees—Class C	9,178	9,047	9,155	4,869
Accounting fees	34,141	30,785	30,264	66,515
Compliance service fees	5,924	5,370	5,151	10,541
Custodian fees	14,044	11,840	17,284	11,842
Transfer agent fees	50,793	39,538	30,203	31,513
Trustee fees	7,645	6,968	6,752	13,580
Other fees	62,665	55,442	45,059	80,239

Total expenses before reductions	977,460	867,401	807,521	1,287,808
Less expenses waived/reimbursed by the adviser	(168,655)	(153,515)	(146,830)	(229,398)
Less expenses waived by the distributor—Class A	(6,153)	(4,421)	(2,025)	(2,389)

Net Expenses	802,652	709,465	658,666	1,056,021

Net Investment Income	508,509	779,136	1,112,735	7,280,395

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments	(2,022,792)	(3,686,497)	(3,279,930)	2,411,903
Change in unrealized appreciation (depreciation) on investments	(5,205,844)	(4,254,071)	(7,237,802)	9,526,938

Net realized/unrealized gains (losses) from investments	(7,228,636)	(7,940,568)	(10,517,732)	11,938,841

Change in net assets resulting from operations	$(6,720,127)	$(7,161,432)	$(9,404,997)	$19,219,236

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Operations, continued

Period Ended January 31, 2008

(Unaudited)

	Tax-Free Securities Fund	High Grade Short Intermediate Fixed Income Fund	Tax-Free Short Intermediate Securities Fund	U.S. Government Short Fixed Income Fund
Investment Income:
Dividend income	$14,994	$17,677	$9,027	$422
Interest income	7,228,471	1,669,906	1,027,045	2,106,725

Total Investment Income	7,243,465	1,687,583	1,036,072	2,107,147

Expenses:
Investment advisory fees	852,822	165,217	126,630	175,612
Administration and sub-administration fees	127,925	29,739	22,794	39,513
Distribution fees—Class A	11,006	1,993	4,329	4,868
Distribution fees—Class B	4,710	—	—	3,284
Distribution fees—Class C	55	2,561	53	5,455
Accounting fees	63,321	16,980	14,346	18,812
Compliance service fees	9,829	2,277	1,779	2,572
Custodian fees	24,824	6,155	8,923	6,796
Transfer agent fees	26,868	24,950	24,340	27,701
Trustee fees	12,564	2,891	2,298	3,874
Other fees	73,678	19,546	16,141	27,232

Total expenses before reductions	1,207,602	272,309	221,633	315,719
Less expenses waived/reimbursed by the adviser	(213,206)	(96,226)	(25,326)	(127,005)
Less expenses waived by the distributor—Class A	(4,127)	(748)	(1,623)	(1,825)

Net Expenses	990,269	175,335	194,684	186,889

Net Investment Income	6,253,196	1,512,248	841,388	1,920,258

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments	(453,211)	273,741	23,469	68,513
Change in unrealized appreciation on investments	3,850,395	1,838,756	1,101,436	2,519,497

Net realized/unrealized gains from investments	3,397,184	2,112,497	1,124,905	2,588,010

Change in net assets resulting from operations	$9,650,380	$3,624,745	$1,966,293	$4,508,268

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets

	New Asia Growth Fund		International Stock Fund		Small Cap Fund
	Period Ended January 31, 2008	Year Ended July 31, 2007	Period Ended January 31, 2008	Year Ended July 31, 2007	Period Ended January 31, 2008	Year Ended July 31, 2007
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$468,146	$1,341,468	$583,216	$2,384,781	$(1,340,041)	$(1,063,298)
Net realized gains (losses) from investments, futures and foreign currency transactions	16,237,598	13,445,612	9,652,798	25,040,337	(24,635,254)	75,279,321
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency transactions	(9,202,634)	22,968,229	(19,117,388)	24,814,151	(28,518,711)	(28,351,126)

Change in net assets resulting from operations	7,503,110	37,755,309	(8,881,374)	52,239,269	(54,494,006)	45,864,897

Distributions to Class A Shareholders:
From net investment income	(16,748)	(30,376)	(3,469)	(10,569)	—	—
From net realized gains	(554,220)	(233,425)	(126,628)	—	(32,778,648)	(15,602,529)
Distributions to Class B Shareholders:
From net investment income	(1,577)	(3,523)	(102)	(2,162)	—	—
From net realized gains	(101,202)	(65,066)	(36,630)	—	(369,645)	(251,200)
Distributions to Class C Shareholders:
From net investment income	(1,774)	(2,951)	(184)	(1,971)	—	—
From net realized gains	(115,822)	(47,463)	(42,315)	—	(4,182,152)	(1,512,887)
Distributions to Class Y Shareholders:
From net investment income	(695,611)	(1,307,692)	(718,094)	(2,600,031)	—	—
From net realized gains	(18,299,741)	(8,514,850)	(15,706,421)	—	(36,706,704)	(16,320,588)

Change in net assets from shareholder distributions	(19,786,695)	(10,205,346)	(16,633,843)	(2,614,733)	(74,037,149)	(33,687,204)

Capital Transactions:
Change in net assets from capital share transactions	16,374,543	1,263,213	15,861,160	(13,143,116)	(19,754,250)	93,297,720

Change in net assets	4,090,958	28,813,176	(9,654,057)	36,481,420	(148,285,405)	105,475,413

Net Assets:
Beginning of year	117,858,302	89,045,126	248,548,410	212,066,990	536,448,005	430,972,592

End of year	$121,949,260	$117,858,302	$238,894,353	$248,548,410	$388,162,600	$536,448,005

Distributions in excess of net investment income	$(160,334)	$(87,230)	$(362,654)	$(224,021)	$(1,340,041)	$—

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, continued

	New Asia Growth Fund		International Stock Fund		Small Cap Fund
	Period Ended January 31, 2008	Year Ended July 31, 2007	Period Ended January 31, 2008	Year Ended July 31, 2007	Period Ended January 31, 2008	Year Ended July 31, 2007
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A:
Proceeds from shares issued	$1,980,814	$783,956	$1,247,965	$496,878	$35,276,068	$114,314,923
Dividends reinvested	462,361	215,939	109,752	8,371	29,790,004	14,385,367
Cost of shares redeemed	(448,917)	(664,241)	(687,076)	(534,460)	(72,541,703)	(120,465,234)

Change in net assets from Class A	$1,994,258	$335,654	$670,641	$(29,211)	$(7,475,631)	$8,235,056

Class B:
Proceeds from shares issued	$29,107	$95,081	$7,195	$53,290	$—	$58,069
Dividends reinvested	70,687	45,049	33,403	1,862	352,112	238,041
Cost of shares redeemed	(135,240)	(274,934)	(147,609)	(209,441)	(411,064)	(986,558)

Change in net assets from Class B	$(35,446)	$(134,804)	$(107,011)	$(154,289)	$(58,952)	$(690,448)

Class C:
Proceeds from shares issued	$153,596	$166,184	$62,450	$102,387	$4,674,924	$10,931,408
Dividends reinvested	112,631	48,033	42,499	1,971	3,660,806	1,347,711
Cost of shares redeemed	(72,579)	(179,524)	(76,455)	(242,606)	(4,283,320)	(3,079,199)

Change in net assets from Class C	$193,648	$34,693	$28,494	$(138,248)	$4,052,410	$9,199,920

Class Y:
Proceeds from shares issued	$10,614,871	$15,558,241	$24,580,507	$37,672,252	$23,586,767	$144,851,595
Dividends reinvested	16,064,079	7,216,565	12,492,530	140,765	31,750,368	13,068,368
Cost of shares redeemed	(12,456,867)	(21,747,136)	(21,804,001)	(50,634,385)	(71,609,212)	(81,366,771)

Change in net assets from Class Y	$14,222,083	$1,027,670	$15,269,036	$(12,821,368)	$(16,272,077)	$76,553,192

Change in net assets from capital transactions	$16,374,543	$1,263,213	$15,861,160	$(13,143,116)	$(19,754,250)	$93,297,720

Share Transactions:
Class A:
Issued	94,439	39,710	89,173	38,788	2,108,292	6,010,678
Reinvested	21,790	11,983	8,275	651	2,006,061	775,074
Redeemed	(20,034)	(34,381)	(55,191)	(41,853)	(4,439,273)	(6,451,599)

Change in Class A	96,195	17,312	42,257	(2,414)	(324,920)	334,153

Class B:
Issued	1,241	5,045	561	4,596	—	3,152
Reinvested	3,543	2,642	2,670	150	26,005	13,736
Redeemed	(6,315)	(14,963)	(11,170)	(18,084)	(25,228)	(55,256)

Change in Class B	(1,531)	(7,276)	(7,939)	(13,338)	777	(38,368)

Class C:
Issued	7,335	9,105	4,856	8,824	305,185	613,373
Reinvested	5,653	2,815	3,400	159	270,170	77,723
Redeemed	(3,602)	(9,909)	(6,106)	(20,786)	(283,599)	(171,118)

Change in Class C	9,386	2,011	2,150	(11,803)	291,756	519,978

Class Y:
Issued	471,870	824,223	1,815,028	3,002,553	1,420,899	7,556,310
Reinvested	746,488	398,281	922,535	10,711	2,091,592	692,915
Redeemed	(528,127)	(1,187,164)	(1,540,840)	(4,250,018)	(4,039,468)	(4,193,411)

Change in Class Y	690,231	35,340	1,196,723	(1,236,754)	(526,977)	4,055,814

Change in shares	794,281	47,387	1,233,191	(1,264,309)	(559,364)	4,871,577

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, continued

	Mid-Cap Fund		Growth Stock Fund		Growth and Income Fund
	Period Ended January 31, 2008	Year Ended July 31, 2007	Period Ended January 31, 2008	Year Ended July 31, 2007	Period Ended January 31, 2008	Year Ended July 31, 2007
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$171,384	$413,804	$508,509	$232,635	$779,136	$1,205,086
Net realized gains (losses) from investments	(2,375,061)	9,339,409	(2,022,792)	14,282,281	(3,686,497)	19,482,302
Net change in unrealized appreciation (depreciation) on investments	(6,541,172)	(1,353,818)	(5,205,844)	5,478,060	(4,254,071)	(3,753,343)

Change in net assets resulting from operations	(8,744,849)	8,399,395	(6,720,127)	19,992,976	(7,161,432)	16,934,045

Distributions to Class A Shareholders:
From net investment income	(733)	(3,457)	(20,159)	(2,392)	(23,259)	(33,411)
From net realized gains	(70,748)	(105,113)	—	—	(307,734)	—
Distributions to Class B Shareholders:
From net investment income	—	—	(5,399)	(1,893)	(2,163)	(1,898)
From net realized gains	—	—	—	—	(138,122)	—
Distributions to Class C Shareholders:
From net investment income	—	(1,481)	(2,039)	(345)	(1,718)	(782)
From net realized gains	(49,554)	(76,582)	—	—	(102,454)	—
Distributions to Class Y Shareholders:
From net investment income	(168,543)	(430,668)	(502,161)	(212,093)	(740,902)	(1,196,850)
From net realized gains	(7,523,616)	(7,791,799)	—	—	(7,376,837)	—

Change in net assets from shareholder distributions	(7,813,194)	(8,409,100)	(529,758)	(216,723)	(8,693,189)	(1,232,941)

Capital Transactions:
Change in net assets from capital share transactions	9,773,187	(3,021,801)	(10,879,909)	(14,034,119)	(93,654)	(25,923,455)

Change in net assets	(6,784,856)	(3,031,506)	(18,129,794)	5,742,134	(15,948,275)	(10,222,351)

Net Assets:
Beginning of year	71,596,255	74,627,761	169,346,056	163,603,922	155,060,722	165,283,073

End of year	$64,811,399	$71,596,255	$151,216,262	$169,346,056	$139,112,447	$155,060,722

Undistributed (distributions in excess of) net investment income	$2,108	$—	$(5,337)	$15,912	$11,094	$—

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, continued

	Mid-Cap Fund		Growth Stock Fund		Growth and Income Fund
	Period Ended January 31, 2008	Year Ended July 31, 2007	Period Ended January 31, 2008	Year Ended July 31, 2007	Period Ended January 31, 2008	Year Ended July 31, 2007
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A:
Proceeds from shares issued	$29,509	$129,870	$854,644	$1,844,027	$466,929	$1,922,868
Dividends reinvested	58,347	90,453	18,610	2,255	318,363	31,550
Cost of shares redeemed	(40,666)	(411,174)	(1,080,649)	(2,891,919)	(959,367)	(1,981,641)

Change in net assets from Class A	$47,190	$(190,851)	$(207,395)	$(1,045,637)	$(174,075)	$(27,223)

Class B:
Proceeds from shares issued	$—	$—	$5,382	$12,422	$71,441	$15,672
Dividends reinvested	—	—	5,034	1,794	131,214	1,805
Cost of shares redeemed	—	—	(1,476,475)	(4,046,880)	(851,502)	(2,726,151)

Change in net assets from Class B	$—	$—	$(1,466,059)	$(4,032,664)	$(648,847)	$(2,708,674)

Class C:
Proceeds from shares issued	$53,270	$78,265	$138,200	$365,336	$177,885	$317,793
Dividends reinvested	49,083	75,348	2,039	345	104,172	782
Cost of shares redeemed	(51,371)	(221,389)	(311,292)	(685,924)	(162,823)	(643,229)

Change in net assets from Class C	$50,982	$(67,776)	$(171,053)	$(320,243)	$119,234	$(324,654)

Class Y:
Proceeds from shares issued	$10,052,503	$22,491,892	$7,404,114	$42,744,571	$8,919,181	$19,646,624
Dividends reinvested	6,222,120	6,344,791	65,580	28,615	5,132,245	88,238
Cost of shares redeemed	(6,599,608)	(31,599,857)	(16,505,096)	(51,408,761)	(13,441,392)	(42,597,766)

Change in net assets from Class Y	$9,675,015	$(2,763,174)	$(9,035,402)	$(8,635,575)	$610,034	$(22,862,904)

Change in net assets from capital transactions	$9,773,187	$(3,021,801)	$(10,879,909)	$(14,034,119)	$(93,654)	$(25,923,455)

Share Transactions:
Class A:
Issued	2,464	10,341	87,731	192,630	31,532	130,375
Reinvested	5,636	7,785	1,987	239	22,667	2,126
Redeemed	(3,539)	(33,768)	(111,279)	(307,744)	(66,858)	(133,889)

Change in Class A	4,561	(15,642)	(21,561)	(114,875)	(12,659)	(1,388)

Class B:
Issued	—	—	614	1,450	5,253	1,079
Reinvested	—	—	609	205	10,024	130
Redeemed	—	—	(163,490)	(463,051)	(61,245)	(197,390)

Change in Class B	—	—	(162,267)	(461,396)	(45,968)	(196,181)

Class C:
Issued	4,980	6,522	15,510	42,283	13,446	23,234
Reinvested	4,864	6,593	247	39	7,965	56
Redeemed	(4,670)	(18,054)	(34,103)	(78,394)	(12,449)	(46,381)

Change in Class C	5,174	(4,939)	(18,346)	(36,072)	8,962	(23,091)

Class Y:
Issued	873,862	1,831,688	752,868	4,484,580	618,261	1,337,411
Reinvested	599,952	544,557	6,695	2,866	362,639	5,899
Redeemed	(604,319)	(2,584,614)	(1,630,185)	(5,595,111)	(908,288)	(2,901,496)

Change in Class Y	869,495	(208,369)	(870,622)	(1,107,665)	72,612	(1,558,186)

Change in shares	879,230	(228,950)	(1,072,796)	(1,720,008)	22,947	(1,778,846)

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, continued

	Value Fund		High Grade Core Fixed Income Fund		Tax-Free Securities Fund
	Period Ended January 31, 2008	Year Ended July 31, 2007	Period Ended January 31, 2008	Year Ended July 31, 2007	Period Ended January 31, 2008	Year Ended July 31, 2007
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,112,735	$2,148,969	$7,280,395	$15,399,710	$6,253,196	$12,616,692
Net realized gains (losses) from investments	(3,279,930)	29,881,198	2,411,903	848,286	(453,211)	845,316
Net change in unrealized appreciation (depreciation) on investments	(7,237,802)	(11,305,014)	9,526,938	(912,112)	3,850,395	(2,263,544)

Change in net assets resulting from operations	(9,404,997)	20,725,153	19,219,236	15,335,884	9,650,380	11,198,464

Distributions to Class A Shareholders:
From net investment income	(16,296)	(32,135)	(71,644)	(150,712)	(115,024)	(240,129)
From net realized gains	(429,326)	(334,935)	—	—	(5,521)	(5,509)
Distributions to Class B Shareholders:
From net investment income	(2,400)	(5,454)	(26,698)	(87,910)	(16,131)	(52,039)
From net realized gains	(155,040)	(163,267)	—	—	(850)	(1,690)
Distributions to Class C Shareholders:
From net investment income	(5,113)	(8,156)	(18,255)	(43,523)	(186)	(347)
From net realized gains	(309,838)	(239,941)	—	—	(11)	(10)
Distributions to Class Y Shareholders:
From net investment income	(1,063,498)	(2,137,579)	(7,070,755)	(14,790,453)	(6,121,855)	(12,324,177)
From net realized gains	(23,050,183)	(18,856,455)	—	—	(274,361)	(264,559)

Change in net assets from shareholder distributions	(25,031,694)	(21,777,922)	(7,187,352)	(15,072,598)	(6,533,939)	(12,888,460)

Capital Transactions:
Change in net assets from capital share transactions	18,054,625	(1,427,365)	(25,014,114)	18,252,103	(15,564,732)	(4,733,676)

Change in net assets	(16,382,066)	(2,480,134)	(12,982,230)	18,515,389	(12,448,291)	(6,423,672)

Net Assets:
Beginning of year	149,701,332	152,181,466	313,829,233	295,313,844	289,297,448	295,721,120

End of year	$133,319,266	$149,701,332	$300,847,003	$313,829,233	$276,849,157	$289,297,448

Undistributed (distributions in excess of) net investment income	$25,429	$1	$51,846	$(41,197)	$35	$35

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, continued

	Value Fund		High Grade Core Fixed Income Fund		Tax-Free Securities Fund
	Period Ended January 31, 2008	Year Ended July 31, 2007	Period Ended January 31, 2008	Year Ended July 31, 2007	Period Ended January 31, 2008	Year Ended July 31, 2007
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A:
Proceeds from shares issued	$132,692	$761,040	$356,437	$826,490	$249,294	$476,532
Dividends reinvested	325,452	248,033	54,546	111,400	67,988	134,662
Cost of shares redeemed	(517,671)	(1,006,964)	(473,371)	(1,523,238)	(471,022)	(1,276,278)

Change in net assets from Class A	$(59,527)	$2,109	$(62,388)	$(585,348)	$(153,740)	$(665,084)

Class B:
Proceeds from shares issued	$—	$54,944	$3,943	$6,011	$—	$—
Dividends reinvested	144,951	145,556	21,216	73,836	10,829	33,971
Cost of shares redeemed	(196,450)	(526,404)	(406,923)	(1,406,977)	(277,644)	(1,308,938)

Change in net assets from Class B	$(51,499)	$(325,904)	$(381,764)	$(1,327,130)	$(266,815)	$(1,274,967)

Class C:
Proceeds from shares issued	$177,989	$275,434	$123,354	$214,494	$—	$—
Dividends reinvested	314,951	247,629	17,975	43,144	197	359
Cost of shares redeemed	(156,375)	(765,205)	(161,817)	(621,624)	—	—

Change in net assets from Class C	$336,565	$(242,142)	$(20,488)	$(363,986)	$197	$359

Class Y:
Proceeds from shares issued	$15,025,273	$45,085,240	$10,453,539	$70,474,420	$15,497,921	$48,411,120
Dividends reinvested	15,981,172	12,547,672	615,756	1,184,100	293,268	278,586
Cost of shares redeemed	(13,177,359)	(58,494,340)	(35,618,769)	(51,129,953)	(30,935,563)	(51,483,690)

Change in net assets from Class Y	$17,829,086	$(861,428)	$(24,549,474)	$20,528,567	$(15,144,374)	$(2,793,984)

Change in net assets from capital transactions	$18,054,625	$(1,427,365)	$(25,014,114)	$18,252,103	$(15,564,732)	$(4,733,676)

Share Transactions:
Class A:
Issued	13,349	69,132	33,147	77,209	24,734	46,877
Reinvested	37,912	23,689	5,032	10,391	6,752	13,236
Redeemed	(48,914)	(91,780)	(43,793)	(141,923)	(46,759)	(125,657)

Change in Class A	2,347	1,041	(5,614)	(54,323)	(15,273)	(65,544)

Class B:
Issued	—	5,017	365	563	—	—
Reinvested	17,327	14,225	1,963	6,896	1,076	3,336
Redeemed	(19,125)	(49,005)	(37,939)	(131,317)	(27,559)	(128,458)

Change in Class B	(1,798)	(29,763)	(35,611)	(123,858)	(26,483)	(125,122)

Class C:
Issued	19,435	25,730	11,286	20,037	—	—
Reinvested	37,552	24,128	1,662	4,031	20	35
Redeemed	(17,170)	(70,852)	(14,831)	(57,952)	—	—

Change in Class C	39,817	(20,994)	(1,883)	(33,884)	20	35

Class Y:
Issued	1,609,785	4,167,772	961,158	6,546,520	1,537,950	4,745,845
Reinvested	1,862,280	1,199,266	56,456	109,808	29,083	26,967
Redeemed	(1,286,972)	(5,367,005)	(3,282,727)	(4,738,273)	(3,063,161)	(5,042,615)

Change in Class Y	2,185,093	34	(2,265,113)	1,918,055	(1,496,128)	(269,803)

Change in shares	2,225,459	(49,682)	(2,308,221)	1,705,990	(1,537,864)	(460,434)

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, continued

	High Grade Short Intermediate Fixed Income Fund		Tax-Free Short Intermediate Securities Fund		U.S. Government Short Fixed Income Fund
	Period Ended January 31, 2008	Year Ended July 31, 2007	Period Ended January 31, 2008	Year Ended July 31, 2007	Period Ended January 31, 2008	Year Ended July 31, 2007
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,512,248	$2,968,857	$841,388	$1,997,274	$1,920,258	$4,340,495
Net realized gains (losses) from investments	273,741	(273,219)	23,469	(54,774)	68,513	(38,674)
Net change in unrealized appreciation (depreciation) on investments	1,838,756	367,254	1,101,436	(94,705)	2,519,497	288,968

Change in net assets resulting from operations	3,624,745	3,062,892	1,966,293	1,847,795	4,508,268	4,590,789

Distributions to Class A Shareholders:
From net investment income	(21,642)	(46,519)	(33,605)	(75,560)	(50,567)	(104,990)
Distributions to Class B Shareholders:
From net investment income	—	—	—	—	(11,242)	(40,257)
Distributions to Class C Shareholders:
From net investment income	(9,192)	(21,528)	(124)	(241)	(18,589)	(53,618)
Distributions to Class Y Shareholders:
From net investment income	(1,477,753)	(2,884,130)	(807,659)	(1,921,473)	(1,839,860)	(4,148,773)

Change in net assets from shareholder distributions	(1,508,587)	(2,952,177)	(841,388)	(1,997,274)	(1,920,258)	(4,347,638)

Capital Transactions:
Change in net assets from capital share transactions	200,566	1,999,489	(6,065,961)	(12,448,040)	(6,582,658)	(11,429,346)

Change in net assets	2,316,724	2,110,204	(4,941,056)	(12,597,519)	(3,994,648)	(11,186,195)

Net Assets:
Beginning of year	64,303,086	62,192,882	53,020,225	65,617,744	90,024,012	101,210,207

End of year	$66,619,810	$64,303,086	$48,079,169	$53,020,225	$86,029,364	$90,024,012

Undistributed net investment income	$(3,717)	$(7,378)	$762	$762	$—	$—

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, continued

	High Grade Short Intermediate Fixed Income Fund		Tax-Free Short Intermediate Securities Fund		U.S. Government Short Fixed Income Fund
	Period Ended January 31, 2008	Year Ended July 31, 2007	Period Ended January 31, 2008	Year Ended July 31, 2007	Period Ended January 31, 2008	Year Ended July 31, 2007
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A:
Proceeds from shares issued	$19,997	$20,205	$—	$42,943	$228,816	$132,054
Dividends reinvested	19,314	39,954	28,237	64,014	28,768	58,205
Cost of shares redeemed	(80,808)	(340,020)	(216,698)	(719,044)	(145,166)	(285,647)

Change in net assets from Class A	$(41,497)	$(279,861)	$(188,461)	$(612,087)	$112,418	$(95,388)

Class B:
Proceeds from shares issued	$—	$—	$—	$—	$37,600	$4,275
Dividends reinvested	—	—	—	—	10,461	37,740
Cost of shares redeemed	—	—	—	—	(292,918)	(458,927)

Change in net assets from Class B	$—	$—	$—	$—	$(244,857)	$(416,912)

Class C:
Proceeds from shares issued	$42,263	$98,451	$—	$—	$120,867	$302,132
Dividends reinvested	9,073	21,344	124	243	18,186	52,928
Cost of shares redeemed	(72,420)	(286,055)	—	—	(243,872)	(757,324)

Change in net assets from Class C	$(21,084)	$(166,260)	$124	$243	$(104,819)	$(402,264)

Class Y:
Proceeds from shares issued	$6,824,134	$18,637,875	$3,086,055	$6,723,639	$8,147,217	$18,585,051
Dividends reinvested	167,487	326,887	7,148	6,468	768,838	1,840,631
Cost of shares redeemed	(6,728,474)	(16,519,152)	(8,970,827)	(18,566,303)	(15,261,455)	(30,940,464)

Change in net assets from Class Y	$263,147	$2,445,610	$(5,877,624)	$(11,836,196)	$(6,345,400)	$(10,514,782)

Change in net assets from capital transactions	$200,566	$1,999,489	$(6,065,961)	$(12,448,040)	$(6,582,658)	$(11,429,346)

Share Transactions:
Class A:
Issued	2,075	2,103	—	4,260	22,593	13,116
Reinvested	1,995	4,168	2,796	6,355	2,821	5,783
Redeemed	(8,352)	(35,467)	(21,403)	(71,276)	(14,221)	(28,448)

Change in Class A	(4,282)	(29,196)	(18,607)	(60,661)	11,193	(9,549)

Class B:
Issued	—	—	—	—	3,723	425
Reinvested	—	—	—	—	1,027	3,749
Redeemed	—	—	—	—	(28,946)	(45,582)

Change in Class B	—	—	—	—	(24,196)	(41,408)

Class C:
Issued	4,358	10,275	—	—	11,853	30,003
Reinvested	938	2,228	13	24	1,785	5,257
Redeemed	(7,474)	(29,825)	—	—	(23,940)	(75,186)

Change in Class C	(2,178)	(17,322)	13	24	(10,302)	(39,926)

Class Y:
Issued	706,266	1,939,987	305,774	664,404	800,271	1,843,594
Reinvested	17,270	34,045	702	639	75,415	182,747
Redeemed	(694,840)	(1,718,044)	(886,810)	(1,833,587)	(1,502,639)	(3,071,568)

Change in Class Y	28,696	255,988	(580,334)	(1,168,544)	(626,953)	(1,045,227)

Change in shares	22,236	209,470	(598,928)	(1,229,181)	(650,258)	(1,136,110)

See notes to financial statements.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments

January 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (97.3%)
China (3.6%)
Consumer Discretionary (3.1%)
1,123,000	China Resources Enterprise Ltd.	3,785,331

Energy (0.5%)
310,000	China Oilfield Services Ltd., Class H	564,713

		4,350,044

Hong Kong (27.9%)
Consumer Discretionary (8.0%)
352,000	Cheung Kong Holdings Ltd.	5,707,685
106,000	China Merchants Holdings International Co. Ltd.	517,831
85,600	Esprit Holdings Ltd.	1,114,829
637,200	Li & Fung Ltd.	2,399,399

		9,739,744

Energy (0.9%)
753,500	CNOOC Ltd.	1,065,033

Financials (4.2%)
775,000	Hang Lung Group Ltd.	3,596,903
119,000	Wing Hang Bank Ltd.	1,546,262

		5,143,165

Industrials (5.6%)
161,742	Kerry Properties Ltd.	1,090,374
309,500	Swire Pacific Ltd., Class A	4,203,096
622,500	Swire Pacific Ltd., Class B	1,585,656

		6,879,126

Telecommunications (3.5%)
3,950,000	China Telecom Corp. Ltd., Class H	2,764,186
1,108,000	Hutchison Telecommunications International Ltd.	1,574,125

		4,338,311

Utilities (5.7%)
2,521,800	Hong Kong & China Gas Co. Ltd.	6,910,379

		34,075,758

India (1.8%)
Financials (1.3%)
12,900	HDFC Bank Ltd., ADR	1,539,486

Information Technology (0.5%)
14,500	Infosys Technologies Ltd., ADR	600,300

		2,139,786

Malaysia (13.3%)
Consumer Discretionary (2.3%)
1,245,500	Genting Berhad	2,838,167

Financials (1.3%)
512,000	Bumiputra-Commerce Holdings Berhad	1,644,807

Industrials (9.7%)
938,600	Gamuda Berhad	1,498,377
2,565,950	IOI Corp. Berhad	5,701,405
1,602,200	Tenaga Nasional Berhad	4,567,477

		11,767,259

		16,250,233

Shares	Security Description	Value ($)
Common Stocks, continued
Papua New Guinea (2.9%)
Metals and Mining (2.9%)
1,103,075	Lihir Gold Ltd. (a)	3,589,964

Philippines (3.7%)
Financials (1.2%)
125,152	Ayala Corp.	1,481,759

Telecommunications (2.5%)
16,122	Philippine Long Distance Telephone Co.	1,198,749
23,700	Philippine Long Distance Telephone Co., ADR	1,783,425

		2,982,174

		4,463,933

Singapore (11.1%)
Consumer Staples (1.1%)
381,000	Fraser & Neave Ltd.	1,305,877

Financials (3.4%)
130,000	Great Eastern Holdings Ltd.	1,468,262
516,346	Oversea-Chinese Banking Corp. Ltd.	2,751,083

		4,219,345

Industrials (4.3%)
442,000	Keppel Corp. Ltd.	3,598,083
497,000	SembCorp Industries Ltd.	1,629,840

		5,227,923

Telecommunications (2.3%)
857,000	Singapore Telecommunications Ltd.	2,232,969
292,290	Starhub Ltd.	613,473

		2,846,442

		13,599,587

South Korea (13.5%)
Consumer Discretionary (3.2%)
8,980	LG Corp. (a)	520,873
5,172	Shinsegae Co. Ltd.	3,377,714

		3,898,587

Financials (2.6%)
9,856	Samsung Fire & Marine Insurance Co. Ltd.	1,969,903
21,780	Shinhan Financial Group Co. Ltd. (a)	1,166,127

		3,136,030

Industrials (0.4%)
4,368	Doosan Heavy Industries and Construction Co. Ltd. (a)	432,783

Information Technology (5.8%)
18,750	S1 Corp.	1,091,413
9,411	Samsung Electronics Co. Ltd.	5,997,001

		7,088,414

Pharmaceuticals (1.5%)
9,228	Yuhan Corp. (a)	1,857,374

		16,413,188

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments, continued

January 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Taiwan (15.3%)
Consumer Staples (1.1%)
1,131,280	Uni-President Enterprises Corp.	1,397,831

Electrical Components & Equipment (1.7%)
839,462	Delta Electronics, Inc.	2,150,218

Financials (1.3%)
1,294,000	Chinatrust Financial Holding Company Ltd. (a)	1,042,921
1,022,200	E.SUN Financial Holding Co. Ltd. (a)	541,874

		1,584,795

Industrials (0.4%)
215,000	Formosa Plastics Corp.	493,093

Information Technology (7.5%)
522,406	Asustek Computer, Inc.	1,362,813
60,000	MediaTek, Inc.	597,940
545,132	Powertech Technology, Inc.	1,594,545
2,959,688	Taiwan Semiconductor Manufacturing Co. Ltd.	5,547,392

		9,102,690

Telecommunications (3.3%)
1,872,454	Chunghwa Telecom Co. Ltd.	3,986,666

		18,715,293

Shares	Security Description	Value ($)
Common Stocks, continued
Thailand (4.2%)
Energy (1.8%)
225,100	PTT Public Co. Ltd.	2,196,430

Financials (1.2%)
565,700	Kasikornbank Public Co. Ltd.	1,482,427

Telecommunications (1.2%)
511,700	Advanced Info Service Public Co. Ltd.	1,457,424

		5,136,281

Total Common Stocks (Cost $91,355,529)		118,734,067

Investment Companies (1.8%)
2,159,787	Victory Federal Money Market Fund, Investor Shares, 3.10% (b)	2,159,787

Total Investment Companies (Cost $2,159,787)		2,159,787

Total Investments (Cost $93,515,316) (c)—99.1%		120,893,854
Other assets in excess of liabilities—0.9%		1,055,406

Net Assets—100.0%		121,949,260

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2008.
(c)	Cost for federal income tax purposes is $93,569,483. Unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$29,607,411
Unrealized depreciation	(2,283,040)

Net unrealized appreciation	$27,324,371

ADR—American Depositary Receipt

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments

January 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (98.8%)
Australia (3.6%)
Energy (0.9%)
49,560	Woodside Petroleum Ltd.	2,093,792

Financials (0.9%)
93,869	Westpac Banking Corp.	2,188,691

Materials (1.8%)
56,985	BHP Billiton Ltd.	1,910,266
21,680	Rio Tinto Ltd.	2,445,186

		4,355,452

		8,637,935

Austria (0.5%)
Financials (0.5%)
23,645	Erste Bank de Oesterreichischen Sparkassen AG	1,285,702

Brazil (5.8%)
Consumer Staples (0.6%)
19,690	Companhia De Bebidas das Americas (AmBev)	1,399,565

Energy (2.1%)
45,014	Petroleo Brasileiro SA, ADR	5,002,856

Financials (0.6%)
58,340	Banco Itau Holding Financeira SA, ADR	1,358,155

Materials (2.0%)
75,820	Companhia Vale do Rio Doce (CVRD), ADR	2,273,084
96,779	Companhia Vale do Rio Doce (CVRD), ADR, Preferred Shares	2,519,157

		4,792,241

Utilities (0.5%)
79,135	Companhia Energetica de Minas Gerais SA, ADR	1,260,621

		13,813,438

Canada (3.3%)
Energy (1.4%)
56,146	Cameco Corp.	1,900,542
15,445	Suncor Energy, Inc.	1,451,521

		3,352,063

Financials (1.9%)
25,901	Bank of Nova Scotia	1,243,444
26,013	IGM Financial, Inc.	1,149,827
57,701	Manulife Financial Corp.	2,168,404

		4,561,675

		7,913,738

China (2.2%)
Consumer Discretionary (1.4%)
2,898,000	Denway Motors Ltd.	1,709,507
28,171	Focus Media Holding Ltd., ADR (a)	1,353,616
65,000	Weichai Power Co. Ltd.	327,833

		3,390,956

Shares	Security Description	Value ($)
Common Stocks, continued
China, continued
Health Care (0.3%)
17,500	China Medical Technologies, Inc.	834,225

Industrials (0.5%)
552,000	Cosco Pacific Ltd.	1,107,017

		5,332,198

Denmark (1.2%)
Industrials (1.2%)
28,820	Vestas Wind Systems A/S (a)	2,799,699

France (9.8%)
Consumer Discretionary (1.5%)
11,715	LVMH Moet Hennessy Louis Vuitton SA	1,202,890
7,243	PPR	1,019,254
31,317	Vivendi Universal SA	1,261,769

		3,483,913

Consumer Staples (1.2%)
41,339	Carrefour SA	2,910,684

Energy (1.4%)
45,234	Total SA, ADR	3,292,131

Financials (2.2%)
50,914	AXA	1,748,530
50,439	AXA, ADR	1,731,066
16,559	BNP Paribas SA	1,642,340

		5,121,936

Industrials (0.7%)
15,192	Schneider Electric SA	1,757,063

Media (0.5%)
50,336	Societe Television Francaise 1	1,275,131

Telecommunications (0.9%)
24,633	Iliad SA	2,221,798

Utilities (1.4%)
18,199	Electricite de France	1,897,824
22,409	Suez SA	1,372,455

		3,270,279

		23,332,935

Germany (6.7%)
Consumer Discretionary (1.8%)
65,436	Adidas	4,176,962

Financials (0.5%)
37,857	Commerzbank AG	1,148,660

Health Care (0.8%)
8,632	Fresenius SE, Preferred Shares	679,558
9,900	Merck KGaA	1,225,919

		1,905,477

Industrials (1.0%)
18,463	Siemens AG	2,389,800

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, continued

January 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Germany, continued
Information Technology (1.3%)
65,805	SAP AG, ADR	3,145,479

Materials (0.8%)
7,567	Bayer AG	624,407
6,117	Wacker Chemie AG	1,337,176

		1,961,583

Utilities (0.5%)
6,485	E.ON AG	1,200,282

		15,928,243

Greece (1.3%)
Consumer Discretionary (0.5%)
36,258	Folli-Follie SA, Registered Shares	1,129,570

Financials (0.8%)
30,938	National Bank of Greece SA	1,890,676

		3,020,246

Hong Kong (1.7%)
Consumer Discretionary (1.2%)
211,000	Esprit Holdings Ltd.	2,748,002

Information Technology (0.5%)
775,000	Foxconn International Holdings Ltd. (a)	1,296,885

		4,044,887

India (2.1%)
Financials (0.8%)
17,004	HDFC Bank Ltd., ADR	2,029,257

Information Technology (1.3%)
74,727	Infosys Technologies Ltd., ADR	3,093,698

		5,122,955

Ireland (0.8%)
Airlines (0.4%)
30,801	Ryanair Holdings PLC, ADR (a)	1,029,369

Financials (0.4%)
66,923	Anglo Irish Bank Corp.	954,326

		1,983,695

Israel (0.6%)
Health Care (0.6%)
32,815	Teva Pharmaceutical Industries Ltd., ADR	1,510,803

Italy (4.1%)
Energy (2.4%)
67,059	ENI SpA	2,167,896
104,860	Saipem SpA	3,641,021

		5,808,917

Financials (1.7%)
544,929	UniCredito Italiano SpA	4,038,005

		9,846,922

Shares	Security Description	Value ($)
Common Stocks, continued
Japan (14.2%)
Chemicals (0.7%)
30,200	Shin-Etsu Chemical Co., Ltd.	1,597,565

Consumer Discretionary (2.5%)
36,300	Denso Corp.	1,313,505
298,000	Isuzu Motors Ltd.	1,277,435
34,300	Toyota Motor Corp.	1,857,301
14,700	Yamada Denki Co. Ltd.	1,574,722

		6,022,963

Financials (3.4%)
204,000	Bank of Yokohama Ltd. (The)	1,336,975
76,900	Nomura Holdings, Inc.	1,124,095
11,350	ORIX Corp.	1,960,275
52,800	Promise Co. Ltd.	1,732,727
311,000	Sumitomo Trust & Banking Co. Ltd. (The)	2,002,457

		8,156,529

Health Care (0.5%)
63,000	Shionogi & Co. Ltd.	1,183,433

Industrials (2.6%)
65,000	NGK Insulators Ltd.	1,688,620
11,300	SMC Corp.	1,268,564
137,300	Sumitomo Corp.	1,918,931
67,300	THK Co. Ltd.	1,338,485

		6,214,600

Information Technology (3.8%)
26,150	Canon, Inc.	1,108,735
17,700	Nidec Corp.	1,165,445
8,800	Nintendo Co. Ltd.	4,450,639
192,000	Toshiba Corp.	1,312,261
98,000	Yaskawa Electric Corp.	1,048,295

		9,085,375

Materials (0.7%)
35,300	Nitto Denko Corp.	1,739,732

		34,000,197

Luxembourg (1.0%)
Telecommunications (1.0%)
21,645	Millicom International Cellular SA (a)	2,293,071

Malaysia (0.4%)
Financials (0.4%)
326,000	Bumiputra-Commerce Holdings Berhad	1,047,279

Mexico (1.8%)
Consumer Staples (0.6%)
37,771	Wal-Mart de Mexico SA de CV, ADR	1,355,465

Materials (0.3%)
30,688	Cemex SA de CV, ADR	831,952

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, continued

January 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Mexico, continued
Telecommunications (0.9%)
34,646	America Movil SAB de CV, Series L	2,075,642

		4,263,059

Netherlands (0.7%)
Consumer Discretionary (0.7%)
42,684	Koninklijke (Royal) Philips Electronics NV	1,681,749

Norway (1.3%)
Industrials (0.7%)
62,421	Renewable Energy Corp. AS (a)	1,632,248

Materials (0.2%)
82,000	Norske Skogsindustrier ASA	472,010

Oil & Gas Services (0.4%)
47,700	Subsea 7, Inc. (a)	908,582

		3,012,840

Russia (2.8%)
Energy (1.2%)
23,330	LUKOIL, ADR	1,574,775
28,163	OAO Gazprom, ADR	1,353,232

		2,928,007

Materials (1.6%)
30,355	Evraz Group SA, GDR (b)	2,206,809
6,410	JSC MMC Norilsk Nickel, ADR	1,522,375

		3,729,184

		6,657,191

Singapore (1.9%)
Financials (0.7%)
140,000	DBS Group Holdings Ltd.	1,747,279

Industrials (0.6%)
183,000	Keppel Corp. Ltd.	1,489,704

Real Estate (0.6%)
300,000	Keppel Land Ltd.	1,329,962

		4,566,945

South Africa (0.5%)
Telecommunications (0.5%)
75,451	MTN Group Ltd.	1,206,281

South Korea (3.5%)
Consumer Discretionary (1.2%)
34,652	Hyundai Motor Co.	2,729,872

Financials (0.5%)
18,918	Kookmin Bank (a)	1,244,614

Information Technology (1.8%)
6,734	Samsung Electronics Co. Ltd.	4,291,128

		8,265,614

Shares	Security Description	Value ($)
Common Stocks, continued
Spain (3.2%)
Financials (2.4%)
96,040	Banco Bilbao Vizcaya Argentaria SA	2,020,004
205,840	Banco Santander Central Hispano SA	3,619,763

		5,639,767

Telecommunications (0.8%)
68,020	Telefonica SA	1,988,204

		7,627,971

Switzerland (9.5%)
Consumer Staples (1.3%)
7,324	Nestle SA	3,279,830

Financials (1.3%)
20,795	Credit Suisse Group	1,184,343
45,179	UBS AG, Registered Shares	1,877,432

		3,061,775

Health Care (3.7%)
6,497	Nobel Biocare Holding AG	1,613,668
54,875	Novartis AG	2,780,922
16,010	Roche Holding AG, Genusschien	2,907,763
11,867	Synthes, Inc.	1,520,253

		8,822,606

Industrials (0.9%)
86,025	ABB Ltd.	2,152,206

Materials (2.3%)
18,159	Holcim Ltd.	1,774,025
15,177	Lonza Group AG, Registered Shares	1,948,351
6,567	Syngenta AG	1,732,314

		5,454,690

		22,771,107

Taiwan (0.6%)
Information Technology (0.6%)
789,764	Taiwan Semiconductor Manufacturing Co. Ltd.	1,480,268

Thailand (0.1%)
Financials (0.1%)
59,800	Bangkok Bank PCL	223,038

United Kingdom (13.6%)
Consumer Discretionary (1.1%)
242,133	British Sky Broadcasting Group PLC	2,659,949

Consumer Staples (1.9%)
24,608	Reckitt Benckiser Group PLC	1,288,811
401,755	Tesco PLC	3,358,088

		4,646,899

Financials (4.1%)
102,106	HBOS PLC	1,422,580
106,676	HSBC Holdings PLC	1,582,397
115,197	ICAP PLC	1,559,426
194,649	Man Group PLC	2,142,836
369,755	Old Mutual PLC	922,343
172,467	Prudential Corp. PLC	2,210,707

		9,840,289

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, continued

January 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
United Kingdom, continued
Health Care (2.1%)
19,595	AstraZeneca PLC	822,828
54,228	GlaxoSmithKline PLC	1,285,074
219,395	Smith & Nephew PLC	2,982,774

		5,090,676

Industrials (0.6%)
281,823	Michael Page International PLC	1,455,463

Information Technology (1.6%)
648,448	ARM Holdings PLC	1,517,342
119,606	Autonomy Corp. PLC (a)	2,185,626

		3,702,968

Materials (1.0%)
58,971	BHP Billiton Ltd. PLC	1,783,043
32,544	Eurasian Natural Resources Corp. (a)	498,248

		2,281,291

Shares	Security Description	Value ($)
Common Stocks, continued
United Kingdom, continued
Telecommunications (1.2%)
78,927	Vodafone Group PLC, ADR	2,746,660

		32,424,195

Total Common Stocks (Cost $209,664,560)		236,094,201

Investment Companies (0.7%)
1,678,274	Victory Federal Money Market Fund, Investor Shares, 3.10% (c)	1,678,274

Total Investment Companies (Cost $1,678,274)		1,678,274

Total Investments (Cost $211,342,834) (d)—99.5%		237,772,475
Other assets in excess of liabilities—0.5%		1,121,878

Net Assets—100.0%		238,894,353

(a)	Non-income producing security.
(b)	Restricted security.
(c)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2008.
(d)	Cost for federal income tax purposes is $211,642,119. Unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$40,757,219
Unrealized depreciation	(14,626,863)

Net unrealized appreciation	$26,130,356

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

PLC—Public Liability Co.

At January 31, 2008 the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Delivery date	Contract amount in local currency	Contract value in USD	Value	Unrealized appreciation/ depreciation
Short:
Thai Bahts	02/01/08	(5,108,543)	$(154,337)	$(154,804)	$(467)
	02/04/08	(4,594,691)	(139,022)	(139,231)	(209)

Total Short Contracts			$(293,359)	$(294,035)	$(676)

Long:
Hong Kong Dollar	02/01/08	708,011	$90,759	$90,802	$43
Japanese Yen	02/04/08	23,586,711	220,437	221,888	1,451
Singapore Dollar	02/04/08	554,812	391,540	391,734	194

Total Long Contracts			$702,736	$704,424	$1,688

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments

January 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (97.5%)
Consumer Discretionary (13.6%)
22,520	ABM Industries, Inc.	466,614
85,472	Aeropostale, Inc. (a)	2,407,746
59,194	AFC Enterprises, Inc. (a)	548,728
33,012	Aftermarket Technology Corp. (a)	838,835
26,700	American Greetings Corp., Class A	547,884
18,499	Apogee Enterprises, Inc.	322,808
25,600	Bally Technologies, Inc. (a)	1,219,584
13,710	Barnes & Noble, Inc.	465,455
4,900	Blue Nile, Inc. (a)	270,725
25,800	Bob Evans Farms, Inc.	767,292
21,100	Brown Shoe Co., Inc.	362,920
21,800	Buckeye Technologies, Inc. (a)	286,670
4,100	Buffalo Wild Wings, Inc. (a)	103,197
24,189	Cato Corp. (The)	395,974
4,231	Central European Media Enterprises Ltd., Class A (a)	401,057
25,002	Charlotte Russe Holding, Inc. (a)	450,786
49,200	Chattem, Inc. (a)	3,774,624
75,448	Chemed Corp.	3,865,201
18,500	Cooper Tire & Rubber Co.	315,795
9,000	CPI Corp.	182,700
17,104	Crocs, Inc. (a)	595,048
5,667	Deckers Outdoor Corp. (a)	687,067
16,958	Dollar Thrifty Automotive Group, Inc. (a)	413,945
11,845	Dollar Tree Stores, Inc. (a)	331,778
24,110	Elizabeth Arden, Inc. (a)	483,406
110,117	Fossil, Inc. (a)	3,741,776
58,300	Fresh Del Monte Produce, Inc. (a)	1,867,932
20,100	FTD Group, Inc.	255,873
61,100	Hot Topic, Inc. (a)	339,105
51,600	Hubbell, Inc., Class B	2,460,288
130,242	ICF International, Inc. (a)	3,374,570
9,700	Iconix Brand Group, Inc. (a)	201,663
15,200	IPC Holdings Ltd.	391,096
28,027	ITT Educational Services, Inc. (a)	2,560,267
30,622	J. Crew Group, Inc. (a)	1,400,038
41,248	Jack in the Box, Inc. (a)	1,205,679
47,099	JAKKS Pacific, Inc. (a)	1,109,652
9,700	Lear Corp. (a)	284,792
16,961	Live Nation, Inc. (a)	184,875
21,308	LoJack Corp. (a)	262,941
20,691	Maidenform Brands, Inc. (a)	256,568
15,300	Marvel Entertainment, Inc. (a)	431,460
8,510	Men’s Wearhouse, Inc. (The)	216,920
35,849	Movado Group, Inc.	868,263
24,683	Netflix, Inc. (a)	620,777
37,100	New York & Co., Inc. (a)	206,276
22,577	O’Charley’s, Inc.	313,143
24,500	P.F. Chang’s China Bistro, Inc. (a)	696,780
19,300	Pactiv Corp. (a)	552,173
10,490	Papa John’s International, Inc. (a)	265,292
36,265	Prestige Brands Holdings, Inc. (a)	270,900
20,047	Priceline.com, Inc. (a)	2,175,500
23,355	Rent-A-Center, Inc. (a)	399,371

Shares	Security Description	Value ($)
Common Stocks, continued
Consumer Discretionary, continued
40,107	Sally Beauty Holdings, Inc. (a)	327,273
8,085	Scholastic Corp. (a)	277,073
17,600	Select Comfort Corp. (a)	138,336
43,913	Skechers USA, Inc., Class A (a)	879,138
13,655	Sonic Automotive, Inc.	273,783
23,335	Sotheby’s Holdings, Inc.	725,018
97,352	Source Interlink Cos., Inc. (a)	210,280
18,483	Steven Madden Ltd. (a)	315,505
40,140	Tempur-Pedic International, Inc.	795,575
18,264	Tenneco, Inc. (a)	483,448
12,049	United Stationers, Inc. (a)	665,828
14,459	Wolverine World Wide, Inc.	365,957

		52,877,023

Consumer Staples (4.5%)
11,900	BJ’s Wholesale Club, Inc. (a)	386,036
75,000	Central European Distribution Corp. (a)	3,942,750
65,236	Comfort Systems USA, Inc.	800,446
5,600	Corn Products International, Inc.	189,280
52,200	Diamond Foods, Inc.	990,234
44,321	Ennis, Inc.	701,601
15,300	G-III Apparel Group Ltd. (a)	204,561
47,800	Green Mountain Coffee Roasters, Inc. (a)	1,841,256
4,800	IHOP Corp.	255,552
26,475	Longs Drug Stores Corp.	1,218,115
49,667	Mannatech, Inc.	303,962
11,775	Nash Finch Co.	420,132
24,200	Nu Skin Enterprises, Inc., Class A	397,606
25,738	Pantry, Inc. (a)	747,946
6,449	Performance Food Group Co. (a)	203,982
27,880	Premier Exhibitions, Inc. (a)	169,510
39,485	Ralcorp Holdings, Inc. (a)	2,148,379
31,086	Red Robin Gourmet Burgers, Inc. (a)	1,084,280
12,900	Spartan Stores, Inc.	226,782
37,300	Tupperware Brands Corp.	1,380,100

		17,612,510

Energy (5.9%)
152,926	Alon USA Energy, Inc.	2,783,253
16,110	Atmos Energy Corp.	462,679
36,500	Atwood Oceanics, Inc. (a)	3,032,785
17,400	BPZ Resources, Inc. (a)	223,068
37,063	Callon Petroleum Co. (a)	571,141
18,524	Cimarex Energy Co.	755,965
19,376	Cleco Corp.	500,870
6,700	Comstock Resources, Inc. (a)	212,390
5,272	CVR Energy, Inc. (a)	139,708
34,291	Delek US Holdings, Inc.	563,401
15,280	Empire District Electric Co. (The)	338,758
15,000	Encore Acquisition Co. (a)	489,000
32,982	Great Plains Energy, Inc.	919,538
21,900	Gulfport Energy Corp. (a)	331,785
54,747	Headwaters, Inc. (a)	616,999

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, continued

January 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Energy, continued
9,700	Holly Corp.	469,674
5,197	Lufkin Industries, Inc.	274,765
81,600	Mariner Energy, Inc. (a)	2,044,896
52,332	Parker Drilling Co. (a)	363,707
11,800	Petroleum Development Corp. (a)	678,500
42,318	Pioneer Drilling Co. (a)	440,530
5,000	SEACOR Holdings, Inc. (a)	441,000
20,901	Southwest Gas Corp.	596,724
23,818	St. Mary Land & Exploration Co.	839,108
36,300	Stone Energy Corp. (a)	1,488,300
33,716	Swift Energy Co. (a)	1,454,845
23,504	Trico Marine Services, Inc. (a)	754,243
77,054	Union Drilling, Inc. (a)	1,185,091

		22,972,723

Financials (9.6%)
60,028	Advanta Corp., Class B	599,680
11,262	Allied World Assurance Holdings Ltd.	536,409
33,800	American Equity Investment Life Holding Co.	279,526
29,200	American Physicians Capital, Inc.	1,206,544
42,706	Amerisafe, Inc. (a)	587,207
14,059	Argo Group International Holdings Ltd. (a)	574,169
47,497	Aspen Insurance Holdings Ltd.	1,340,365
18,546	ASTA Funding, Inc.	387,055
21,722	Boston Private Financial Holdings, Inc.	495,913
31,880	Calamos Asset Management, Inc.	695,622
28,182	Cascade Bancorp	363,548
57,209	CBIZ, Inc. (a)	538,337
22,589	Citizens Republic Bancorp, Inc.	319,408
15,071	CompuCredit Corp. (a)	221,544
22,532	Corus Bankshares, Inc.	286,607
22,810	CVB Financial Corp.	254,331
29,036	Delphi Financial Group, Inc.	911,150
23,396	Deluxe Corp.	568,991
15,067	Dollar Financial Corp. (a)	379,387
20,154	East West Bancorp, Inc.	484,905
19,311	Euronet Worldwide, Inc. (a)	510,583
24,949	F.N.B. Corp.	388,456
25,746	First Commonwealth Financial Corp.	298,654
27,081	First Community Bancorp	962,188
48,347	First Niagara Financial Group, Inc.	614,974
13,684	First State Bancorp	171,871
17,730	FirstFed Financial Corp. (a)	743,773
6,900	FPIC Insurance Group, Inc. (a)	290,559
20,900	Frontier Financial Corp.	425,524
7,300	Greenhill & Co., Inc.	492,969
24,184	Hanmi Financial Corp.	207,982
7,300	Hilb Rogal & Hobbs Co.	264,114
22,566	Investment Technology Group, Inc. (a)	1,059,925
38,668	Knight Capital Group, Inc. (a)	647,689

Shares	Security Description	Value ($)
Common Stocks, continued
Financials, continued
29,839	National Financial Partners Corp.	1,077,188
35,400	National Penn Bancshares, Inc.	612,774
10,500	Navigators Group, Inc. (a)	606,165
12,100	optionsXpress Holdings, Inc.	328,152
39,000	Philadelphia Consolidated Holding Corp. (a)	1,396,200
23,367	Safety Insurance Group, Inc.	911,780
85,319	SeaBright Insurance Holdings, Inc. (a)	1,253,336
44,337	Selective Insurance Group, Inc.	1,060,098
98,657	Sterling Bancshares, Inc.	989,530
10,430	Sterling Financial Corp.	185,550
21,000	Strategic Hotels & Resorts, Inc.	301,350
101,092	Sunstone Hotel Investors, Inc.	1,682,171
32,983	Susquehanna Bancshares, Inc.	699,899
19,369	SVB Financial Group (a)	937,460
41,700	Texas Capital Bancshares, Inc. (a)	726,831
58,100	UCBH Holdings, Inc.	820,372
28,534	UMB Financial Corp.	1,202,137
10,514	Umpqua Holdings Corp.	172,430
54,687	Universal American Financial Corp. (a)	1,144,599
45,209	Wadell & Reed Financial, Inc., Class A	1,500,035
16,954	Wilmington Trust Corp.	591,186
24,145	Zenith National Insurance Corp.	961,454

		37,270,656

Health Care (13.4%)
46,690	Acadia Pharmaceuticals, Inc. (a)	553,743
12,307	Air Methods Corp. (a)	564,645
10,200	Alexion Pharmaceuticals, Inc. (a)	666,264
58,700	Alkermes, Inc. (a)	781,884
26,567	Alpharma, Inc., Class A (a)	545,155
35,419	American Oriental Bioengineering, Inc. (a)	346,044
21,921	Amerigroup Corp. (a)	822,476
44,243	Applera Corp.—Celera Genomics Group (a)	677,803
93,515	Arena Pharmaceuticals, Inc. (a)	677,049
16,700	ArthroCare Corp. (a)	668,501
15,000	Auxilium Pharmaceuticals, Inc. (a)	513,000
75,400	BioScrip, Inc. (a)	585,104
84,800	Centene Corp. (a)	2,030,112
57,800	Cepheid, Inc. (a)	1,765,212
6,500	Cerner Corp. (a)	340,600
18,740	CONMED Corp. (a)	455,382
51,900	Cubist Pharmaceuticals, Inc. (a)	881,781
16,900	Cutera, Inc. (a)	211,081
122,759	CV Therapeutics, Inc. (a)	1,028,720
26,378	Cynosure, Inc., Class A (a)	654,966
83,530	Cytokinetics, Inc. (a)	278,155
241,700	Encysive Pharmaceuticals, Inc. (a)	186,109
29,796	Gentiva Health Services, Inc. (a)	550,630
8,864	Haemonetics Corp. (a)	530,422
71,238	Healthspring, Inc. (a)	1,473,914

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, continued

January 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Health Care, continued
1,700	Hologic, Inc. (a)	109,412
76,952	Human Genome Sciences, Inc. (a)	429,392
16,097	ICU Medical, Inc. (a)	456,994
72,755	Incyte Pharmaceuticals, Inc. (a)	871,605
102,233	Invacare Corp.	2,488,351
43,200	King Pharmaceuticals, Inc. (a)	453,168
42,310	Kosan Biosciences, Inc. (a)	114,237
55,106	LifePoint Hospitals, Inc. (a)	1,487,862
30,461	Magellan Health Services, Inc. (a)	1,332,364
48,200	Martek Biosciences Corp. (a)	1,373,700
5,700	Matria Healthcare, Inc. (a)	164,502
18,500	MedCath Corp. (a)	460,280
30,100	Merit Medical Systems, Inc. (a)	484,008
32,300	Molina Healthcare, Inc. (a)	1,101,753
14,543	Noven Pharmaceuticals, Inc. (a)	195,312
146,168	NPS Pharmaceuticals, Inc. (a)	577,364
22,012	Obagi Medical Products, Inc. (a)	327,539
35,000	Onyx Pharmaceuticals, Inc. (a)	1,663,550
46,700	OSI Pharmaceuticals, Inc. (a)	1,862,396
23,800	Owens & Minor, Inc.	983,416
56,000	Pain Therapeutics, Inc. (a)	484,960
16,600	Pediatrix Medical Group, Inc. (a)	1,130,294
96,073	Perrigo Co.	2,962,891
55,400	Pharmanet Development Group, Inc. (a)	2,258,104
28,195	Phoenix Cos, Inc. (The)	305,352
13,900	Progenics Pharmaceuticals, Inc. (a)	227,126
55,962	Regeneron Pharmaceuticals, Inc. (a)	1,134,909
113,996	Renovis, Inc. (a)	298,669
60,589	Rigel Pharmaceuticals, Inc. (a)	1,668,015
20,200	Salix Pharmaceuticals Ltd. (a)	140,390
37,002	Sciele Pharma, Inc. (a)	885,088
68,852	STERIS Corp.	1,706,153
14,463	SurModics, Inc. (a)	631,455
29,006	Symmetry Medical, Inc. (a)	527,909
36,949	TriZetto Group, Inc. (The) (a)	721,244
35,422	ViroPharma, Inc. (a)	313,839
21,886	XenoPort, Inc. (a)	1,342,925
60,347	Zymogenetics, Inc. (a)	608,901

		52,074,181

Industrials (22.3%)
10,401	A.O. Smith Corp.	364,035
95,214	Actuant Corp., Class A	2,602,199
47,055	Acuity Brands, Inc.	2,141,473
4,000	Analogic Corp.	236,240
45,906	Applied Industrial Technologies	1,385,902
30,646	Arch Chemicals, Inc.	1,031,851
13,700	BE Aerospace, Inc. (a)	528,957
12,870	Briggs & Stratton Corp.	268,340
6,700	Bucyrus International, Inc.	621,157
14,469	Cabot Microelectronics Corp. (a)	500,338
36,918	Ceradyne, Inc. (a)	1,777,602
13,312	CF Industries Holdings, Inc.	1,423,452
16,886	Checkpoint Systems, Inc. (a)	401,211
23,341	Cohu, Inc.	348,948

Shares	Security Description	Value ($)
Common Stocks, continued
Industrials, continued
41,117	Complete Production Services, Inc. (a)	653,760
42,510	COMSYS IT Partners, Inc. (a)	456,982
30,632	Cox Radio, Inc., Class A (a)	365,746
22,563	CTS Corp.	239,168
34,000	Curtiss-Wright Corp.	1,417,800
14,470	Cymer, Inc. (a)	390,835
29,661	Dawson Geophysical Co. (a)	1,698,982
10,158	Drew Industries, Inc. (a)	275,180
10,659	Ducommun, Inc. (a)	336,824
42,300	Dycom Industries, Inc. (a)	999,126
119,200	DynCorp International, Inc., Class A (a)	2,451,944
40,256	EMCOR Group, Inc. (a)	882,814
96,453	Encore Wire Corp.	1,608,836
16,950	EnerSys (a)	390,528
24,126	EnPro Industries, Inc. (a)	723,780
39,300	Esterline Technologies Corp. (a)	1,830,987
11,231	First Advantage Corp., Class A (a)	182,391
63,181	FLIR Systems, Inc. (a)	1,913,121
15,716	Flowers Foods, Inc.	377,184
8,094	Freightcar America, Inc.	305,225
96,530	Gardner Denver Machinery, Inc. (a)	3,131,433
13,700	Global Industries Ltd. (a)	241,942
10,734	Graco, Inc.	367,317
259,000	GrafTech International Ltd. (a)	3,897,950
26,562	Greatbatch, Inc. (a)	599,770
41,886	H.B. Fuller Co.	869,553
11,249	Heidrick & Struggles International, Inc.	309,123
23,325	Horace Mann Educators Corp.	428,480
32,363	Hub Group, Inc. (a)	942,734
113,256	Intevac, Inc. (a)	1,233,358
39,900	ION Geophysical Corp. (a)	494,760
48,200	Kaydon Corp.	2,105,858
41,786	Knight Transportation, Inc.	717,048
8,900	Koppers Holdings, Inc.	297,794
5,600	Layne Christensen Co. (a)	206,640
13,505	Lennox International, Inc.	501,846
39,500	Matthews International Corp., Class A	1,930,365
7,744	Middleby Corp. (The) (a)	461,620
47,374	MKS Instruments, Inc. (a)	881,156
14,526	Monarch Casino & Resort, Inc. (a)	310,421
34,613	MPS Group, Inc. (a)	347,861
23,326	Mueller Industries, Inc.	653,128
53,282	Oil States International, Inc. (a)	1,868,067
114,900	Olin Corp.	2,354,301
115,657	ON Semiconductor Corp. (a)	749,457
59,788	Perini Corp. (a)	2,089,591
23,399	Pilgrim’s Pride Corp.	571,638
20,140	ProAssurance Corp. (a)	1,162,078
257,800	QLogic Corp. (a)	3,686,540
24,800	Regal-Beloit Corp.	940,416
19,470	Resources Connection, Inc.	407,507
34,095	Robbins & Myers, Inc.	2,259,817

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, continued

January 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Industrials, continued
17,800	Rock-Tenn Co.	508,902
5,600	Schnitzer Steel Industries, Inc.	317,296
152,200	Silicon Motion Technology Corp., ADR (a)	2,343,880
43,876	SkyWest, Inc.	1,141,654
8,861	Speedway Motorsports, Inc.	268,931
49,102	Spherion Corp. (a)	328,001
31,030	Steelcase, Inc.	475,690
33,984	Sun Hydraulic Corp.	781,632
49,619	Technitrol, Inc.	1,124,367
66,840	Teledyne Technologies, Inc. (a)	3,450,949
24,124	TreeHouse Foods, Inc. (a)	503,468
46,871	Triumph Group, Inc.	2,531,034
54,241	Ultra Clean Holdings, Inc. (a)	531,019
45,876	Varian Semiconductor Equipment Associates, Inc. (a)	1,477,666
15,383	W.R. Grace & Co. (a)	347,963
44,022	Watson Wyatt & Co. Holdings	2,163,681
10,350	Zep, Inc.	170,982

		86,619,602

Information Technology (16.1%)
89,182	Advanced Energy Industries, Inc. (a)	964,057
12,124	American Reprographics Co. (a)	190,711
89,000	Amkor Technology, Inc. (a)	679,960
96,248	ANSYS, Inc. (a)	3,360,018
102,448	Arris Group, Inc. (a)	900,518
10,474	Avid Technology, Inc. (a)	271,486
23,614	Avocent Corp. (a)	391,992
17,896	Benchmark Electronics, Inc. (a)	317,654
17,324	Blue Coat Systems, Inc. (a)	465,496
105,500	BluePhoenix Solutions Ltd. (a)	1,573,005
115,792	Brocade Communications Systems, Inc. (a)	797,807
28,668	Chordiant Software, Inc. (a)	249,985
6,800	Comtech Telecommunications Corp. (a)	304,640
39,297	CSG Systems International, Inc. (a)	501,430
4,723	Cubic Corp.	126,860
27,000	CyberSource Corp. (a)	452,250
7,873	DealerTrack Holdings, Inc. (a)	212,256
41,000	DRS Technologies, Inc.	2,200,470
18,554	Eagle Test Systems, Inc. (a)	220,607
206,300	EarthLink, Inc. (a)	1,404,903
137,000	EMCORE Corp. (a)	1,872,790
15,292	EMS Technologies, Inc. (a)	420,224
199,396	Emulex Corp. (a)	3,110,578
22,521	Exar Corp. (a)	184,897
19,224	FactSet Research Systems, Inc.	1,075,198
17,184	Fairchild Semiconductor International, Inc. (a)	210,504
45,300	FARO Technologies, Inc. (a)	1,081,764
11,300	Global Sources Ltd. (a)	149,725
39,700	Hutchinson Technology, Inc. (a)	626,069
26,594	Imation Corp.	689,051

Shares	Security Description	Value ($)
Common Stocks, continued
Information Technology, continued
20,594	Immersion Corp. (a)	201,821
204,919	Interwoven, Inc. (a)	2,596,324
41,906	Ixia (a)	310,104
38,669	J2 Global Communications, Inc. (a)	847,238
12,703	JDA Software Group, Inc. (a)	225,986
71,496	Magma Design Automation, Inc. (a)	815,054
59,900	Mantech International Corp. (a)	2,449,910
32,800	Measurement Specialties, Inc. (a)	646,160
41,689	Mentor Graphics Corp. (a)	343,934
26,585	Methode Electronics, Inc.	322,210
30,564	Micrel, Inc.	186,440
7,300	MicroStrategy, Inc., Class A (a)	532,316
10,425	MTS Systems Corp.	350,384
31,069	Net 1 UEPS Technologies, Inc. (a)	891,059
18,300	NETGEAR, Inc. (a)	487,878
12,300	Novatel Wireless, Inc. (a)	196,800
17,228	Nuance Communications, Inc. (a)	273,753
8,778	Omniture, Inc. (a)	216,992
199,700	OmniVision Technologies, Inc. (a)	2,827,752
61,921	Orbitz Worldwide, Inc. (a)	388,864
15,300	OSI Systems, Inc. (a)	356,949
56,351	Perot Systems Corp., Class A (a)	684,101
45,018	Plexus Corp. (a)	1,016,957
105,300	Progress Software Corp. (a)	3,108,456
23,348	Rofin-Sinar Technologies, Inc. (a)	992,524
28,200	Rudolph Technologies, Inc. (a)	289,050
41,100	SAIC, Inc. (a)	776,790
29,400	Shutterfly, Inc. (a)	571,830
63,600	Sigma Designs, Inc. (a)	2,875,992
140,743	Skyworks Solutions, Inc. (a)	1,132,981
79,412	Smart Modular Technologies (WWH), Inc. (a)	655,149
82,176	Sohu.com, Inc. (a)	3,823,649
49,947	Sonicwall, Inc. (a)	438,535
16,721	SPSS, Inc. (a)	552,629
17,300	SRA International, Inc., Class A (a)	474,539
24,188	Sybase, Inc. (a)	682,585
8,900	Synaptics, Inc. (a)	235,850
6,200	Synchronoss Technologies, Inc. (a)	132,060
14,700	Taleo Corp., Class A (a)	310,611
88,567	TIBCO Software, Inc. (a)	658,938
16,200	Travelzoo, Inc. (a)	256,608
53,497	United Online, Inc.	597,562
10,377	VASCO Data Security International, Inc. (a)	196,852
23,328	Vignette Corp. (a)	328,225
55,732	Vishay Intertechnology, Inc. (a)	584,629
19,299	Websense, Inc. (a)	395,630
7,200	Wright Express Corp. (a)	215,568

		62,463,133

Materials (3.4%)
42,671	A. Schulman, Inc.	870,062
30,783	Belden CDT, Inc.	1,302,121
17,400	Brush Engineered Materials, Inc. (a)	497,988
16,482	Carpenter Technology Corp.	1,015,950

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, continued

January 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Materials, continued
8,512	Century Aluminum Co. (a)	442,539
13,651	Cleveland Cliffs, Inc.	1,390,218
30,300	Columbus McKinnon Corp. (a)	774,771
100,119	Entegris, Inc. (a)	770,916
19,285	Greif, Inc., Class A	1,268,953
9,700	Olympic Steel, Inc.	327,763
16,072	OM Group, Inc. (a)	922,211
21,700	Park Electrochemical Corp.	513,856
53,970	PolyOne Corp. (a)	332,455
8,103	Silgan Holdings, Inc.	383,758
42,856	Terra Industries, Inc. (a)	1,931,520
7,300	Universal Stainless & Alloy Products, Inc. (a)	180,602
17,711	USEC, Inc. (a)	142,928

		13,068,611

Real Estate Investment Trusts (2.7%)
1,773	Alexander’s, Inc. (a)	620,727
61,236	Ashford Hospitality Trust	382,725
47,631	BioMed Realty Trust, Inc.	1,099,323
47,000	Brandywine Realty Trust	885,950
83,300	Capstead Mortgage Corp.	1,245,335
18,400	CBL & Associates Properties, Inc.	489,072
41,913	Cedar Shopping Centers, Inc.	466,492
17,689	Entertainment Properties Trust	875,605
38,619	FelCor Lodging Trust, Inc.	521,743
15,278	First Industrial Realty Trust, Inc.	532,133
44,320	Medical Properties Trust, Inc.	560,205
29,836	National Retail Properties, Inc.	677,874
26,537	Omega Healthcare Investors, Inc.	437,861
21,791	Pennsylvania Real Estate Investment Trust	580,730
19,317	Realty Income Corp.	470,948
4,900	Taubman Centers, Inc.	245,735
53,400	U-Store-It Trust	508,368

		10,600,826

Telecommunications (2.6%)
14,500	ADC Telecommunications, Inc. (a)	214,455
23,464	Atlantic Tele-Network, Inc.	738,881
93,402	Cincinnati Bell, Inc. (a)	362,400
34,991	CommScope, Inc. (a)	1,551,851
20,116	Consolidated Communications Holdings, Inc.	314,614
24,200	DSP Group, Inc. (a)	277,090

Shares or Principal Amount ($)	Security Description	Value ($)
Common Stocks, continued
Telecommunications, continued
13,894	Golden Telecom, Inc. (a)	1,427,053
13,300	NeuStar, Inc., Class A (a)	395,143
11,759	NTELOS Holdings Corp.	250,232
21,700	Oplink Communications, Inc. (a)	277,109
301,500	Premiere Global Services, Inc. (a)	3,675,285
15,300	RCN Corp.	178,245
60,405	RF Micro Devices, Inc. (a)	195,108
25,400	Virgin Mobile USA, Inc., Class A (a)	203,962

		10,061,428

Transportation (1.6%)
4,000	Bristow Group, Inc. (a)	201,400
24,700	GulfMark Offshore, Inc. (a)	1,032,954
26,862	Landstar System, Inc.	1,343,906
194,600	Navios Maritime Holdings, Inc.	2,245,684
22,586	Pacer International, Inc.	386,898
20,934	Saia, Inc. (a)	295,379
34,629	Werner Enterprises, Inc.	705,393

		6,211,614

Utilities (1.8%)
14,529	El Paso Electric Co. (a)	340,415
8,046	IDACORP, Inc.	262,621
12,055	New Jersey Resources Corp.	565,259
61,283	Northwest Natural Gas Co.	2,901,137
35,453	PNM Resources, Inc.	684,952
64,209	Westar Energy, Inc.	1,564,131
13,658	WGL Holdings, Inc.	440,334

		6,758,849

Total Common Stocks (Cost $417,033,043)		378,591,156

Mutual Funds (1.3%)
68,800	iShares Russell 2000 Index Fund	4,876,544

Total Mutual Funds (Cost $4,739,983)		4,876,544

Cash Sweep (1.0%)
3,823,515	Bank of New York Cash Reserve Fund, 0.15% (b)	3,823,515

Total Cash Sweep (Cost $3,823,515)		3,823,515

Total Investments (Cost $425,596,541) (c)—99.8%		387,291,215
Other assets in excess of liabilities—0.2%		871,385

Net Assets—100.0%		388,162,600

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2008.
(c)	Cost for federal income tax purposes is $430,743,547. Unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation.	$14,252,342
Unrealized depreciation	(57,704,674)

Net unrealized depreciation	$(43,452,332)

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, continued

January 31, 2008

(Unaudited)

ADR—American Depositary Receipt

Open Futures Contracts at January 31, 2008:

Description	Type	Expiration month	Contracts	Unrealized appreciation/ depreciation
Russell 2000 Index	Long	03/2008	10	$(80,823)

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments

January 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (98.8%)
Consumer Discretionary (15.8%)
5,800	Advance Auto Parts, Inc.	206,944
17,650	Aeropostale, Inc. (a)	497,200
10,900	American Greetings Corp., Class A	223,668
12,600	AutoNation, Inc. (a)	205,128
15,600	Barnes & Noble, Inc.	529,620
11,900	Big Lots, Inc. (a)	206,584
1,100	Black & Decker Corp. (The)	79,794
15,600	Blyth, Inc.	339,924
8,700	Bob Evans Farms, Inc.	258,738
3,400	BorgWarner, Inc.	172,074
5,500	Burger King Holdings, Inc.	144,925
18,800	DeVry, Inc.	1,037,572
5,000	Dollar Tree Stores, Inc. (a)	140,050
4,000	Fossil, Inc. (a)	135,920
6,900	Hanesbrands, Inc. (a)	176,709
10,200	Hewitt Associates, Inc., Class A (a)	379,134
3,000	HNI Corp.	100,980
12,000	ITT Educational Services, Inc. (a)	1,096,200
28,300	Lear Corp. (a)	830,888
11,900	Manpower, Inc.	669,494
4,600	Owens-Illinois, Inc. (a)	231,840
5,500	Priceline.com, Inc. (a)	596,860
12,800	RadioShack Corp.	222,080
7,700	Rollins, Inc.	136,983
10,900	Sherwin-Williams Co. (The)	623,589
17,900	Tech Data Corp. (a)	615,402
4,000	Tempur-Pedic International, Inc.	79,280
7,700	Warnaco Group, Inc. (The) (a)	276,353

		10,213,933

Consumer Staples (4.2%)
20,200	BJ’s Wholesale Club, Inc. (a)	655,288
5,300	Chipotle Mexican Grill, Inc., Class A (a)	645,222
4,300	GameStop Corp., Class A (a)	222,439
2,300	Hansen Natural Corp. (a)	88,688
14,700	Tupperware Brands Corp.	543,900
29,700	Tyson Foods, Inc., Class A	423,225
2,300	Universal Corp.	114,563

		2,693,325

Energy (6.3%)
6,200	Cimarex Energy Co.	253,022
33,400	CMS Energy Corp.	523,378
8,600	Denbury Resources, Inc. (a)	217,580
9,900	Energy East Corp.	249,975
8,000	ENSCO International, Inc.	408,960
12,900	Frontier Oil Corp.	454,983
7,200	Holly Corp.	348,624
14,900	Noble Energy, Inc.	1,081,442
14,800	Reliant Energy, Inc. (a)	314,796
4,500	Tidewater, Inc.	238,320

		4,091,080

Entertainment (0.7%)
25,600	Regal Entertainment Group	474,624

Shares	Security Description	Value ($)
Common Stocks, continued
Financials (10.8%)
13,050	American Financial Group, Inc.	361,877
16,500	Associated Banc-Corp.	464,970
28,000	Axis Capital Holdings Ltd.	1,121,120
5,900	Broadridge Financial Solutions, Inc.	127,794
8,100	City National Corp.	460,728
14,400	Deluxe Corp.	350,208
9,700	Eaton Vance Corp.	361,519
1,800	Everest Re Group Ltd.	183,042
24,700	Hospitality Properties Trust	838,565
8,000	Interactive Data Corp.	231,600
8,600	KKR Financial Holdings LLC	139,664
12,700	PartnerRe Ltd.	1,006,856
2,100	SVB Financial Group (a)	101,640
10,300	Wadell & Reed Financial, Inc., Class A	341,754
14,400	Webster Financial Corp.	487,728
13,000	Wilmington Trust Corp.	453,310

		7,032,375

Health Care (13.0%)
27,100	Apria Healthcare Group, Inc. (a)	575,062
3,600	Charles River Laboratories International, Inc. (a)	223,560
9,225	Coventry Health Care, Inc. (a)	521,951
16,600	DENTSPLY International, Inc.	685,746
17,100	Health Net, Inc. (a)	794,979
15,200	Herbalife Ltd.	603,136
7,900	HLTH Corp. (a)	88,401
4,000	Intuitive Surgical, Inc. (a)	1,016,000
13,000	Invitrogen Corp. (a)	1,113,710
17,300	Kindred Healthcard, Inc. (a)	476,442
9,200	Kinetic Concepts, Inc. (a)	457,976
15,600	King Pharmaceuticals, Inc. (a)	163,644
5,600	Lincare Holdings, Inc. (a)	187,096
14,300	Millennium Pharmaceuticals (a)	216,931
7,800	NBTY, Inc. (a)	188,916
4,900	Par Pharmaceutical Cos., Inc. (a)	93,982
10,500	Perrigo Co.	323,820
12,700	STERIS Corp.	314,706
6,300	Techne Corp. (a)	409,500

		8,455,558

Industrials (15.5%)
23,400	Agco Corp. (a)	1,409,148
7,000	AGL Resources, Inc.	264,950
3,600	Alliant Techsystems, Inc. (a)	381,060
1,800	Brink’s Co. (The)	109,134
4,700	CF Industries Holdings, Inc.	502,571
22,200	Cummins, Inc.	1,071,816
8,700	Dresser-Rand Group, Inc. (a)	275,790
11,200	Global Industries Ltd. (a)	197,792
11,100	Jacobs Engineering Group, Inc. (a)	848,484
9,400	Kennametal, Inc.	287,922
12,200	Lennox International, Inc.	453,352
21,500	Manitowoc Company, Inc. (The)	819,580
2,200	Mettler-Toledo International, Inc. (a)	218,460
30,600	Olin Corp.	626,994
10,650	Republic Services, Inc.	319,500

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments, continued

January 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Industrials, continued
45,200	Semtech Corp. (a)	577,204
3,500	SPX Corp.	352,100
4,400	Teleflex, Inc.	260,128
26,300	Triquint Semiconductor (a)	124,662
13,800	URS Corp. (a)	605,820
20,800	Worthington Industries, Inc.	340,912

		10,047,379

Information Technology (8.6%)
15,900	Avnet, Inc. (a)	566,199
12,400	BMC Software, Inc. (a)	397,296
12,200	Compuware Corp. (a)	103,700
8,000	Dun & Bradstreet Corp. (The)	735,840
30,400	Foundry Networks, Inc. (a)	419,520
29,200	Ingram Micro, Inc. (a)	519,176
23,300	Intersil Corp., Class A	536,599
8,500	Lexmark International, Inc., Class A (a)	307,785
22,600	McAfee, Inc. (a)	760,716
30,200	Novell, Inc. (a)	192,072
20,100	Synopsys, Inc. (a)	442,602
23,000	Western Digital Corp. (a)	608,350

		5,589,855

Materials (5.4%)
10,900	AK Steel Holding Corp. (a)	520,802
16,000	Celanese Corp., Series A	594,880
5,300	Cleveland Cliffs, Inc.	539,752
8,400	Lubrizol Corp. (The)	441,924
18,800	Packaging Corp. of America	455,712
6,900	Sensient Technologies Corp.	183,264
10,700	Terra Industries, Inc. (a)	482,249
4,600	Waters Corp. (a)	264,270

		3,482,853

Oil & Gas Services (1.9%)
11,400	Cameron International Corp. (a)	458,964
15,800	FMC Technologies, Inc. (a)	760,928

		1,219,892

Real Estate Investment Trusts (5.6%)
20,900	AMB Property Corp.	1,057,540
37,000	Annaly Capital Management, Inc.	729,640
23,800	Douglas Emmett, Inc.	543,830
9,500	First Industrial Realty Trust, Inc.	330,885
16,200	HRPT Properties Trust	128,790

Shares	Security Description	Value ($)
Common Stocks, continued
Real Estate Investment Trusts, continued
6,200	Mack-Cali Realty Corp.	220,224
14,400	Potlatch Corp.	618,192

		3,629,101

Telecommunications (2.8%)
31,900	ADC Telecommunications, Inc. (a)	471,801
6,700	CenturyTel, Inc.	247,297
5,700	Ciena Corp. (a)	154,641
1,900	Harris Corp.	103,911
15,000	Plantronics, Inc.	286,500
33,100	RF Micro Devices, Inc. (a)	106,913
8,300	Telephone & Data Systems, Inc.	437,742

		1,808,805

Transportation (2.0%)
21,700	ArvinMeritor, Inc.	294,686
13,900	Continental Airlines, Inc., Class B (a)	378,219
5,400	Frontline Ltd.	229,878
10,300	Kansas City Southern (a)	369,564

		1,272,347

Utilities (6.2%)
18,500	Alliant Energy Corp.	682,650
4,700	Energen Corp.	295,630
10,400	Forest Oil Corp. (a)	470,288
16,350	MDU Resources Group, Inc.	423,792
3,900	Nicor, Inc.	159,900
28,900	Northeast Utilities	801,108
8,300	NSTAR	269,169
6,900	OGE Energy Corp.	225,837
4,500	ONEOK, Inc.	211,500
15,100	WGL Holdings, Inc.	486,824

		4,026,698

Total Common Stocks (Cost $66,952,661)		64,037,825

Investment Companies (0.4%)
228,163	Victory Federal Money Market Fund, Investor Shares, 3.10% (b)	228,163

Total Investment Companies (Cost $228,163)		228,163

Total Investments (Cost $67,180,824) (c)—99.2%		64,265,988
Other assets in excess of liabilities—0.8%		545,411

Net Assets—100.0%		64,811,399

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2008.
(c)	Cost for federal income tax purposes is $67,284,299. Unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$3,878,084
Unrealized depreciation	(6,896,395)

Net unrealized depreciation	$(3,018,311)

LLC—Limited Liability Co.

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Schedule of Portfolio Investments

January 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (98.2%)
Consumer Discretionary (11.7%)
7,800	Bunge Ltd.	924,066
67,940	CBS Corp., Class B	1,711,409
36,440	Colgate-Palmolive Co.	2,805,880
70,265	Expedia, Inc. (a)	1,617,500
5,500	Kimberly-Clark Corp.	361,075
5,320	Manpower, Inc.	299,303
53,790	McDonald’s Corp.	2,880,454
26,170	NIKE, Inc., Class B	1,616,259
19,540	Omnicom Group, Inc.	886,530
87,710	TJX Companies, Inc. (The)	2,768,128
35,700	Wal-Mart Stores, Inc.	1,816,416

		17,687,020

Consumer Staples (9.0%)
3,900	Coca-Cola Co. (The)	230,763
9,700	Coca-Cola Enterprises, Inc.	223,779
9,560	ConAgra Foods, Inc.	205,827
25,600	Costco Wholesale Corp.	1,739,264
45,000	Eastman Kodak Co.	896,850
25,540	International Paper Co.	823,665
82,770	Kroger Co. (The)	2,106,496
63,504	PepsiCo, Inc.	4,330,338
30,357	Procter & Gamble Co. (The)	2,002,044
22,300	Sara Lee Corp.	313,538
22,900	Sysco Corp.	665,245

		13,537,809

Education (0.7%)
12,900	Apollo Group, Inc., Class A (a)	1,028,646

Energy (16.4%)
48,260	Chevron Corp.	4,077,970
12,120	Constellation Energy Group	1,138,795
13,390	Devon Energy Corp.	1,137,882
117,540	Exxon Mobil Corp.	10,155,456
42,690	Marathon Oil Corp.	2,000,027
40,600	McDermott International, Inc. (a)	1,915,508
21,800	Murphy Oil Corp.	1,603,172
17,000	Noble Energy, Inc.	1,233,860
6,610	Tesoro Corp.	258,121
21,070	Valero Energy Corp.	1,247,133

		24,767,924

Financials (8.8%)
14,100	American Express Co.	695,412
13,300	Axis Capital Holdings Ltd.	532,532
26,400	Charles Schwab Corp. (The)	588,720
18,550	Chubb Corp. (The)	960,704
12,360	CIGNA Corp.	607,618
12,945	Discover Financial Services	226,538
4,900	Franklin Resources, Inc.	510,727
6,400	Freddie Mac	194,496
11,200	Goldman Sachs Group, Inc. (The)	2,248,624
26,040	JPMorgan Chase & Co.	1,238,202
8,150	Loews Corp.	380,523
6,030	MasterCard, Inc., Class A	1,248,210
33,090	Morgan Stanley	1,635,639

Shares	Security Description	Value ($)
Common Stocks, continued
Financials, continued
43,640	Travelers Cos., Inc. (The)	2,099,084
3,330	XL Capital Ltd., Class A	149,850

		13,316,879

Health Care (14.9%)
35,570	AmerisourceBergen Corp.	1,659,340
7,840	Amgen, Inc. (a)	365,266
51,360	Baxter International, Inc.	3,119,606
37,820	Biogen Idec, Inc. (a)	2,305,129
7,700	Genzyme Corp. (a)	601,601
25,100	Humana, Inc. (a)	2,015,530
3,800	Intuitive Surgical, Inc. (a)	965,200
91,560	Johnson & Johnson	5,792,086
7,720	McKesson Corp.	484,739
38,740	Medco Health Solutions, Inc. (a)	1,940,099
104,020	Pfizer, Inc.	2,433,028
18,270	UnitedHealth Group, Inc.	928,847

		22,610,471

Industrials (9.3%)
33,100	Boeing Co. (The)	2,753,258
4,700	Cooper Industries Ltd., Class A	209,338
39,460	Cummins, Inc.	1,905,129
9,150	Fluor Corp.	1,113,281
35,890	Honeywell International, Inc.	2,120,022
16,950	Lockheed Martin Corp.	1,829,244
33,780	National-Oilwell Varco, Inc. (a)	2,034,569
3,300	Parker Hannifin Corp.	223,113
9,500	Raytheon Co.	618,830
5,480	Republic Services, Inc.	164,400
18,800	Rockwell Automation, Inc.	1,071,976

		14,043,160

Information Technology (21.7%)
63,270	Accenture Ltd., Class A	2,190,407
17,500	Amazon.com, Inc. (a)	1,359,750
28,660	Apple Computer, Inc. (a)	3,879,418
5,100	Automatic Data Processing, Inc.	206,907
6,000	Avnet, Inc. (a)	213,660
32,290	BMC Software, Inc. (a)	1,034,572
53,800	CA, Inc.	1,185,214
164,690	Cisco Systems, Inc. (a)	4,034,905
22,440	Computer Sciences Corp. (a)	949,661
99,800	Compuware Corp. (a)	848,300
12,800	eBay, Inc. (a)	344,192
54,650	Hewlett-Packard Co.	2,390,937
88,600	Intel Corp.	1,878,320
11,980	International Business Machines Corp.	1,285,933
47,900	Juniper Networks, Inc. (a)	1,300,485
13,800	MEMC Electronic Materials, Inc. (a)	986,148
205,630	Microsoft Corp.	6,703,538
29,570	Novell, Inc. (a)	188,065
30,550	NVIDIA Corp. (a)	751,225
36,590	Texas Instruments, Inc.	1,131,729

		32,863,366

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Schedule of Portfolio Investments, continued

January 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Materials (2.2%)
25,900	Celanese Corp., Series A	962,962
6,920	Eastman Chemical Co.	457,204
11,400	Southern Copper Corp.	1,069,776
8,080	United States Steel Corp.	825,049

		3,314,991

Oil & Gas Services (2.0%)
7,800	FMC Technologies, Inc. (a)	375,648
20,500	Occidental Petroleum Corp.	1,391,335
10,400	Transocean, Inc. (a)	1,275,040

		3,042,023

Telecommunications (0.5%)
12,600	Ciena Corp. (a)	341,838
9,900	Verizon Communications, Inc.	384,516

		726,354

Shares	Security Description	Value ($)
Common Stocks, continued
Transportation (1.0%)
54,310	AMR Corp. (a)	757,081
4,200	Union Pacific Corp.	525,126
3,100	United Parcel Service, Inc., Class B	226,796

		1,509,003

Total Common Stocks (Cost $150,685,507)		148,447,646

Investment Companies (1.9%)
2,857,338	Victory Federal Money Market Fund, Investor Shares, 3.10% (b)	2,857,338

Total Investment Companies (Cost $2,857,338)		2,857,338

Total Investments (Cost $153,542,845) (c)—100.1%		151,304,984
Liabilities in excess of other assets—(0.1)%		(88,722)

Net Assets—100.0%		151,216,262

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2008.
(c)	Cost for federal income tax purposes is $153,876,026. Unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$10,159,999
Unrealized depreciation	(12,731,041)

Net unrealized depreciation	$(2,571,042)

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth and Income Fund

Schedule of Portfolio Investments

January 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (98.2%)
Consumer Discretionary (11.9%)
9,000	Bunge Ltd.	1,066,230
35,830	CBS Corp., Class B	902,558
36,960	Colgate-Palmolive Co.	2,845,920
10,400	Kimberly-Clark Corp.	682,760
9,010	Manpower, Inc.	506,903
42,885	McDonald’s Corp.	2,296,492
16,500	NIKE, Inc., Class B	1,019,040
42,560	Omnicom Group, Inc.	1,930,947
50,210	RadioShack Corp.	871,143
12,460	Sherwin-Williams Co. (The)	712,836
79,700	TJX Companies, Inc. (The)	2,515,332
40,630	Walt Disney Co. (The)	1,216,056

		16,566,217

Consumer Staples (8.0%)
25,320	Altria Group, Inc.	1,919,762
30,400	Costco Wholesale Corp.	2,065,376
26,600	International Paper Co.	857,850
14,921	Kraft Foods, Inc.	436,588
80,150	Kroger Co. (The)	2,039,818
44,395	PepsiCo, Inc.	3,027,295
54,400	Sara Lee Corp.	764,864

		11,111,553

Energy (13.8%)
32,620	ConocoPhillips	2,620,039
31,080	Constellation Energy Group	2,920,277
17,430	Devon Energy Corp.	1,481,201
29,380	ENSCO International, Inc.	1,501,906
58,740	Exxon Mobil Corp.	5,075,136
38,180	Marathon Oil Corp.	1,788,733
33,600	McDermott International, Inc. (a)	1,585,248
44,260	NiSource, Inc.	840,497
23,010	Valero Energy Corp.	1,361,962

		19,174,999

Financials (17.8%)
22,210	Allstate Corp. (The)	1,094,287
37,720	Bank of America Corp.	1,672,882
15,240	Bear Stearns Cos., Inc. (The)	1,376,172
55,350	Citigroup, Inc.	1,561,977
24,100	Freddie Mac	732,399
10,400	Goldman Sachs Group, Inc. (The)	2,088,008
35,600	Janus Capital Group, Inc.	961,556
105,875	JPMorgan Chase & Co.	5,034,356
6,300	MasterCard, Inc., Class A	1,304,100
6,900	Morgan Stanley	341,067
13,890	Prudential Financial, Inc.	1,171,899
31,300	State Street Corp.	2,570,356
63,460	Travelers Cos., Inc. (The)	3,052,426
32,500	Wells Fargo & Co.	1,105,325
15,740	XL Capital Ltd., Class A	708,300

		24,775,110

Health Care (12.2%)
50,330	Aetna, Inc.	2,680,576
60,510	Baxter International, Inc.	3,675,377
17,430	Biogen Idec, Inc. (a)	1,062,358
39,126	Johnson & Johnson	2,475,111

Shares	Security Description	Value ($)
Common Stocks, continued
Health Care, continued
49,710	McKesson Corp.	3,121,291
30,110	Merck & Co., Inc.	1,393,491
111,438	Pfizer, Inc.	2,606,535

		17,014,739

Industrials (9.0%)
22,740	Cummins, Inc.	1,097,887
51,950	Emerson Electric Co.	2,641,138
40,130	Honeywell International, Inc.	2,370,479
21,960	Lockheed Martin Corp.	2,369,923
23,960	Northrop Grumman Corp.	1,901,466
11,370	Terex Corp. (a)	668,101
18,390	W.W. Grainger, Inc.	1,463,293

		12,512,287

Information Technology (15.5%)
82,200	Accenture Ltd., Class A	2,845,764
13,600	Apple Computer, Inc. (a)	1,840,896
19,650	Avnet, Inc. (a)	699,736
21,530	BMC Software, Inc. (a)	689,821
82,860	Cisco Systems, Inc. (a)	2,030,070
16,480	Computer Sciences Corp. (a)	697,434
85,820	Hewlett-Packard Co.	3,754,625
61,400	Juniper Networks, Inc. (a)	1,667,010
8,600	MEMC Electronic Materials, Inc. (a)	614,556
137,890	Microsoft Corp.	4,495,214
29,000	NVIDIA Corp. (a)	713,110
50,770	Texas Instruments, Inc.	1,570,316

		21,618,552

Materials (3.2%)
31,400	Mosaic Co. (The) (a)	2,857,714
16,400	Southern Copper Corp.	1,538,976

		4,396,690

Real Estate Investment Trusts (0.8%)
12,260	Simon Property Group, Inc.	1,070,666

Telecommunications (3.4%)
121,546	AT&T, Inc.	4,678,306

Transportation (1.6%)
40,150	AMR Corp. (a)	559,691
13,870	Union Pacific Corp.	1,734,166

		2,293,857

Utilities (1.0%)
34,780	PG&E Corp.	1,427,371

Total Common Stocks (Cost $139,674,396)		136,640,347

Investment Companies (1.8%)
2,475,530	Victory Federal Money Market Fund, Investor Shares, 3.10% (b)	2,475,530
3,820	Victory Institutional Money Market Fund, Investor Shares, 3.57% (b)	3,820

Total Investment Companies (Cost $2,479,350)		2,479,350

Total Investments (Cost $142,153,746) (c)—100.0%		139,119,697
Liabilities in excess of other assets—0.0%		(7,250)

Net Assets—100.0%		139,112,447

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth and Income Fund

Schedule of Portfolio Investments, continued

January 31, 2008

(Unaudited)

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2008.
(c)	Cost for federal income tax purposes is $142,262,486. Unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$9,835,047
Unrealized depreciation	(12,977,836)

Net unrealized depreciation	$(3,142,789)

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments

January 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (98.5%)
Consumer Discretionary (11.6%)
18,500	Bunge Ltd.	2,191,695
48,590	CBS Corp., Class B	1,223,982
30,990	Colgate-Palmolive Co.	2,386,230
28,730	Family Dollar Stores, Inc.	604,192
33,350	Goodyear Tire & Rubber Co. (The) (a)	839,419
19,600	Hewitt Associates, Inc., Class A (a)	728,532
4,480	ITT Educational Services, Inc. (a)	409,248
7,100	Kimberly-Clark Corp.	466,115
26,500	McDonald’s Corp.	1,419,075
5,400	McGraw-Hill Cos., Inc. (The)	230,904
12,000	NIKE, Inc., Class B	741,120
35,480	Omnicom Group, Inc.	1,609,728
18,390	RadioShack Corp.	319,066
21,700	Tech Data Corp. (a)	746,046
29,080	TJX Companies, Inc. (The)	917,765
21,240	Walt Disney Co. (The)	635,713

		15,468,830

Consumer Staples (6.0%)
21,404	Altria Group, Inc.	1,622,851
13,100	Costco Wholesale Corp.	890,014
27,400	Eastman Kodak Co.	546,082
44,160	International Paper Co.	1,424,160
61,170	Kroger Co. (The)	1,556,777
16,010	PepsiCo, Inc.	1,091,722
4,600	Procter & Gamble Co. (The)	303,370
20,600	Sysco Corp.	598,430

		8,033,406

Energy (17.9%)
8,290	Atmos Energy Corp.	238,089
60,690	Chevron Corp.	5,128,305
31,500	CMS Energy Corp.	493,605
21,790	Constellation Energy Group	2,047,389
9,410	Devon Energy Corp.	799,662
98,108	Exxon Mobil Corp.	8,476,531
10,070	Frontier Oil Corp.	355,169
37,500	Marathon Oil Corp.	1,756,875
11,800	McDermott International, Inc. (a)	556,724
14,600	Murphy Oil Corp.	1,073,684
10,100	Noble Energy, Inc.	733,058
63,820	Reliant Energy, Inc. (a)	1,357,451
4,060	Sempra Energy	226,954
10,060	Valero Energy Corp.	595,451

		23,838,947

Financials (28.4%)
23,390	ACE Ltd.	1,364,573
44,220	Allstate Corp. (The)	2,178,719
8,400	American Express Co.	414,288
5,800	Arch Capital Group Ltd. (a)	408,668
22,800	Axis Capital Holdings Ltd.	912,912
74,940	Bank of America Corp.	3,323,589
9,740	Boston Properties, Inc.	895,301
51,200	Charles Schwab Corp. (The)	1,141,760
21,870	Chubb Corp. (The)	1,132,647

Shares	Security Description	Value ($)
Common Stocks, continued
Financials, continued
94,960	Citigroup, Inc.	2,679,771
14,750	Discover Financial Services	258,125
4,440	Everest Re Group Ltd.	451,504
9,200	Fannie Mae	311,512
17,000	Freddie Mac	516,630
5,840	Goldman Sachs Group, Inc. (The)	1,172,497
11,150	Hospitality Properties Trust	378,543
7,900	Janus Capital Group, Inc.	213,379
112,599	JPMorgan Chase & Co.	5,354,082
48,500	KeyCorp, Inc.	1,268,275
16,690	Loews Corp.	779,256
3,500	MasterCard, Inc., Class A	724,500
27,300	Morgan Stanley	1,349,439
13,100	Northern Trust Corp.	961,016
11,800	PartnerRe Ltd.	935,504
10,770	SAFECO, Inc.	574,795
19,500	State Street Corp.	1,601,340
17,370	SunTrust Banks, Inc.	1,197,661
54,200	Travelers Cos., Inc. (The)	2,607,020
11,500	U.S. Bancorp	390,425
69,200	Wells Fargo & Co.	2,353,492

		37,851,223

Health Care (7.7%)
20,030	AmerisourceBergen Corp.	934,400
35,570	Baxter International, Inc.	2,160,522
11,400	Humana, Inc. (a)	915,420
2,400	Intuitive Surgical, Inc. (a)	609,600
7,000	Invitrogen Corp. (a)	599,690
10,490	Johnson & Johnson	663,597
8,500	Kinetic Concepts, Inc. (a)	423,130
9,200	Medco Health Solutions, Inc. (a)	460,736
151,000	Pfizer, Inc.	3,531,890

		10,298,985

Industrials (8.7%)
15,500	Agco Corp. (a)	933,410
21,500	Boeing Co. (The)	1,788,370
19,740	Cummins, Inc.	953,047
26,960	Emerson Electric Co.	1,370,646
9,360	Fluor Corp.	1,138,831
79,460	General Electric Co.	2,813,679
21,270	Honeywell International, Inc.	1,256,419
3,600	Raytheon Co.	234,504
11,270	SPX Corp.	1,133,762

		11,622,668

Information Technology (2.5%)
27,050	Accenture Ltd., Class A	936,471
2,500	Amazon.com, Inc. (a)	194,250
3,500	Apple Computer, Inc. (a)	473,760
9,160	Avnet, Inc. (a)	326,188
19,000	Intel Corp.	402,800
18,300	Juniper Networks, Inc. (a)	496,845
6,800	MEMC Electronic Materials, Inc. (a)	485,928

		3,316,242

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments, continued

January 31, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Materials (3.4%)
30,400	AK Steel Holding Corp. (a)	1,452,512
56,910	Celanese Corp., Series A	2,115,914
5,350	Lubrizol Corp. (The)	281,463
5,200	Mosaic Co. (The) (a)	473,252
2,700	United States Steel Corp.	275,697

		4,598,838

Real Estate Investment Trusts (1.9%)
16,950	AMB Property Corp.	857,670
46,800	Annaly Capital Management, Inc.	922,896
39,340	HRPT Properties Trust	312,753
1,800	SL Green Realty Corp.	167,058
9,000	Weingarten Realty Investors	302,580

		2,562,957

Telecommunications (6.4%)
106,611	AT&T, Inc.	4,103,457
9,860	CenturyTel, Inc.	363,933
10,100	Telephone & Data Systems, Inc.	532,674
90,020	Verizon Communications, Inc.	3,496,377

		8,496,441

Shares	Security Description	Value ($)
Common Stocks, continued
Transportation (0.8%)
17,390	Continental Airlines, Inc., Class B (a)	473,182
6,200	Frontline Ltd.	263,934
2,200	Union Pacific Corp.	275,066

		1,012,182

Utilities (3.2%)
41,490	Edison International	2,164,118
5,600	Energen Corp.	352,240
37,760	Northeast Utilities	1,046,707
15,890	ONEOK, Inc.	746,830

		4,309,895

Total Common Stocks (Cost $135,010,182)		131,410,614

Investment Companies (1.4%)
1,841,735	Victory Federal Money Market Fund, Investor Shares, 3.10% (b)	1,841,735

Total Investment Companies (Cost $1,841,735)		1,841,735

Total Investments (Cost $136,851,917) (c)—99.9%		133,252,349
Other assets in excess of liabilities—0.1%		66,917

Net Assets—100.0%		133,319,266

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2008.
(c)	Cost for federal income tax purposes is $137,496,334. Unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$8,667,711
Unrealized depreciation	(12,911,696)

Net unrealized depreciation	$(4,243,985)

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Schedule of Portfolio Investments

January 31, 2008

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (31.9%)
Consumer Discretionary (3.3%)
1,388,000	Colgate-Palmolive Co., Series B, 7.60%, 5/19/25, MTN	1,698,398
2,990,000	Comcast Corp., 5.85%, 11/15/15	3,028,610
4,672,000	Harvard President & Fellows of Harvard, 6.30%, 10/1/37, Callable 4/1/16 @ 100	5,263,569

		9,990,577

Consumer Staples (3.1%)
625,000	Bestfoods, Series F, 6.63%, 4/15/28, MTN	683,688
2,240,000	Bottling Group LLC, 4.63%, 11/15/12	2,311,525
1,500,000	Kimberly-Clark, 6.13%, 8/1/17	1,615,099
1,660,000	Starbucks Corp., 6.25%, 8/15/17	1,712,224
3,000,000	Wal-Mart Stores, Inc., 5.88%, 4/5/27	2,962,380

		9,284,916

Energy (4.7%)
1,800,000	Apache Finance Canada, 7.75%, 12/15/29	2,132,550
1,030,000	Atlantic Richfield Co., 8.50%, 4/1/12	1,207,256
2,125,000	Duke Capital LLC, 8.00%, 10/1/19	2,500,020
2,252,000	Halliburton Co., 8.75%, 2/15/21	2,859,475
1,675,000	Kinder Morgan Energy Partners LP, 5.85%, 9/15/12	1,751,433
3,625,000	Smith International, Inc., 6.00%, 6/15/16	3,790,594

		14,241,328

Financials (10.7%)
Banking (3.9%)
736,351	Fifth Third Bancorp, Series BKNT, 2.87%, 8/10/09	720,090
2,218,000	JP Morgan Chase & Co., 6.75%, 2/1/11	2,374,267
1,500,000	JP Morgan Chase & Co., 5.60%, 6/1/11	1,567,329
1,300,000	US Bank NA, 6.30%, 2/4/14	1,392,226
2,110,000	US Bank NA, Series BKNT, 4.95%, 10/30/14	2,115,707
1,825,000	Washington Mutual Bank, 5.37% (a), 5/20/13	1,580,282
1,980,000	Wells Fargo & Co., 5.63%, 12/11/17	2,038,636

		11,788,537

Financial Services (6.8%)
1,225,000	Charles Schwab Corp., Series A, 6.38%, 9/1/17, MTN	1,268,843
1,210,000	CIT Group Funding Co. Canada, 4.65%, 7/1/10	1,154,252

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds, continued
Financial Services, continued
1,050,000	General Electric Capital Corp., 5.72%, 8/22/11, Callable 1/22/09 @ 100	1,068,147
500,000	Genworth Financial, Inc., 5.75%, 6/15/14	508,870
1,000,000	International Lease Finance Corp., Series MTNP, 4.66% (a), 1/15/10, MTN	1,001,570
3,450,000	International Lease Finance Corp., 4.73% (a), 7/13/12	3,320,984
2,150,000	Lehman Brothers Holdings, Inc., 5.63%, 1/24/13, MTN	2,180,121
3,700,000	Merrill Lynch & Co., Series C, 5.37% (a), 6/5/12, MTN	3,387,609
1,100,000	Merrill Lynch & Co., 5.70%, 5/2/17	1,062,942
825,000	Textron Financial Corp., 5.13%, 11/1/10	848,907
2,284,324	Toyota Motor Credit Corp., 2.75%, 8/6/09, MTN	2,259,105
2,450,000	Toyota Motor Credit Corp., Series B, 5.42%, 3/22/17, Callable 3/22/08 @ 100, MTN	2,453,285

		20,514,635

		32,303,172

Industrials (1.6%)
2,400,000	Dominion Resources, Inc., 5.25%, 8/1/33	2,391,033
2,300,000	General Electric Co., 5.00%, 2/1/13	2,374,081

		4,765,114

Information Technology (0.2%)
625,000	Pitney Bowes, Inc., 5.25%, 1/15/37, MTN	629,042

Materials (0.7%)
2,150,000	Placer Dome, Inc., 6.45%, 10/15/35	2,198,310

Pharmaceuticals (0.7%)
950,000	Abbott Laboratories, 5.60%, 5/15/11	1,005,117
872,000	Pharmacia Corp., 6.75%, 12/15/27	973,825

		1,978,942

Supranational Agency (1.1%)
3,000,000	Inter-American Development Bank, 4.75%, 10/19/12	3,186,321

Technology (0.5%)
340,000	Science Applications International Corp., 7.13%, 7/1/32	364,784
1,385,000	Science Applications International Corp., 5.50%, 7/1/33	1,190,352

		1,555,136

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Schedule of Portfolio Investments, continued

January 31, 2008

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds, continued
Telecommunications (2.9%)
4,075,000	GTE Southwest, Inc., First Mortgage Bond, 8.50%, 11/15/31	4,981,647
1,550,000	Harris Corp., 5.00%, 10/1/15	1,530,067
2,000,000	Harris Corp., 5.95%, 12/1/17	2,048,378

		8,560,092

Transportation (2.0%)
795,317	Burlington Northern & Santa Fe Railway Co. (The), 5.14%, 1/15/21	786,131
3,985,232	FedEx Corp., Pass Thru Certificates, 7.50%, 1/15/18	4,339,918
795,000	United Parcel Service, Inc., 4.50%, 1/15/13	816,066

		5,942,115

Utilities (0.4%)
1,295,000	Alabama Power Co., Series 1, 5.65%, 3/15/35, Callable 3/15/15 @ 100	1,197,667

Total Corporate Bonds (Cost $94,436,109)		95,832,732

Collateralized Mortgage Obligations (2.6%)
7,947,459	WAMU Mortgage Pass-Through Certificates, Series 2007- HY7, Class 3A1, 5.92%, 7/25/37	7,967,152

Total Collateralized Mortgage Obligations (Cost $7,921,173)		7,967,152

U.S. Government Agency Mortgage-BackedObligations (34.2%)
Federal Home Loan Mortgage Corp. (10.9%)
2,642,622	5.50%, 4/1/21	2,705,709
2,180,744	4.50%, 8/1/33	2,112,804
2,606,143	5.00%, 5/1/34	2,597,710
4,706,652	5.50%, 3/1/35	4,768,535
1,732,135	6.00%, 4/1/36	1,776,441
6,236,231	5.83%, 12/1/36	6,388,480
6,046,486	6.00%, 12/1/36	6,201,150
3,288,091	5.50%, 1/1/37	3,309,095
2,665,457	6.50%, 5/1/37	2,770,154

		32,630,078

Federal National Mortgage Assoc. (22.5%)
1,871,348	4.50%, 6/1/14	1,918,101
3,061,140	4.50%, 3/1/19	3,060,786
792,218	4.50%, 10/1/33	771,068
2,650,716	5.00%, 1/1/34	2,644,735
740,651	5.00%, 3/1/34	738,980
3,734,750	5.08% (a), 9/1/34	3,874,205
3,643,771	5.10% (a), 10/1/34	3,712,285
2,822,786	5.50%, 2/1/35	2,864,169
6,582,857	5.50%, 2/1/35	6,679,364
2,497,517	5.00%, 4/1/35	2,488,913
2,515,440	6.00%, 4/1/35	2,585,949
8,188,000	5.50%, 7/25/35	8,285,427

Principal Amount ($)	Security Description	Value ($)
U.S. Government Agency Mortgage-BackedObligations, continued
Federal National Mortgage Assoc., continued
1,415,723	5.00%, 8/1/35	1,410,311
3,356,084	5.00%, 8/1/35	3,343,254
3,887,503	5.50%, 10/1/35	3,941,921
2,463,589	6.00%, 12/1/35	2,530,937
1,787,160	6.50%, 6/1/36	1,855,742
2,820,545	6.50%, 6/1/36	2,928,783
2,274,328	6.00%, 10/1/36	2,334,554
3,168,158	5.50%, 12/1/36	3,191,366
6,559,069	5.60% (a), 1/1/37	6,630,679

		67,791,529

Government National Mortgage Assoc. (0.8%)
2,319,317	5.50%, 11/15/35	2,366,731

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $99,084,894)		102,788,338

U.S. Government Agencies (9.4%)
Federal Farm Credit Bank (0.7%)
1,100,000	4.75%, 6/20/11, Callable 3/20/08 @ 100	1,102,743
1,000,000	4.90%, 11/21/12, Callable 11/21/08 @ 100	1,017,778

		2,120,521

Federal Home Loan Bank (4.2%)
3,000,000	7.63%, 5/14/10	3,320,808
400,000	5.00% (a), 5/26/10	419,960
6,000,000	4.88%, 11/18/11	6,372,282
535,000	4.87%, 9/7/12	535,136
2,000,000	4.45%, 2/12/13, Callable 5/12/08 @ 100	2,008,780

		12,656,966

Federal Home Loan Mortgage Corp. (3.7%)
3,025,000	5.40%, 6/15/10, Callable 6/15/09 @ 100	3,129,753
4,685,000	5.13%, 11/17/17	5,020,727
3,000,000	6.25%, 4/7/21, Callable 4/7/08 @ 100	3,017,379

		11,167,859

Federal National Mortgage Assoc. (0.5%)
1,350,000	5.50%, 7/9/10, Callable 1/9/09 @ 100	1,382,049

Small Business Administration Corp. (0.3%)
842,540	6.34%, 8/1/11	874,325

Total U.S. Government Agencies(Cost $27,301,686)		28,201,720

U.S. Treasury Obligations (20.4%)
U.S. Treasury Bonds (1.6%)
2,850,000	7.88%, 2/15/21	3,934,559
700,000	5.50%, 8/15/28	807,023

		4,741,582

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Schedule of Portfolio Investments, continued

January 31, 2008

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
U.S. Treasury Obligations, continued
U.S. Treasury Notes (18.8%)
16,500,000	6.50%, 2/15/10	17,919,264
20,000,000	4.75%, 3/31/11	21,471,880
2,516,000	4.63%, 7/31/12	2,715,119
3,000,000	4.63%, 11/15/16	3,237,657
10,840,000	4.25%, 11/15/17	11,387,084

		56,731,004

Total U.S. Treasury Obligations(Cost $58,403,718)		61,472,586

Shares	Security Description	Value ($)
Investment Companies (1.0%)
2,938,994	Victory Federal Money Market Fund, Investor Shares, 3.10% (a)	2,938,994

Total Investment Companies (Cost $2,938,994)		2,938,994

Total Investments (Cost $290,086,574) (b)—99.5%		299,201,522
Other assets in excess of liabilities—0.5%		1,645,481

Net Assets—100.0%		300,847,003

(a)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2008.
(b)	Cost for federal income tax purposes is $290,086,574. Unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$10,171,999
Unrealized depreciation	(1,057,051)

Net unrealized appreciation	$9,114,948

LLC—Limited Liability Co.

LP—Limited Partnership

MTN—Medium Term Note

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments

January 31, 2008

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds (99.3%)
Arizona (3.5%)
7,255,000	Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, 0.00% (a), 7/1/31, 5.50% effective 7/1/13, FGIC	5,784,339
2,150,000	Phoenix Civic Improvement Corp., Wastewater Revenue, 5.25%, 7/1/16, Callable 7/1/08 @ 100, MBIA	2,154,665
1,605,000	Scottsdale GO, 5.38%, 7/1/16, Callable 7/1/11 @ 101	1,734,925

		9,673,929

Arkansas (0.7%)
1,915,000	Arkansas State Development Finance Authority, AMT, 4.80%, 7/1/26, Callable 1/1/16 @ 100	1,866,933

California (1.2%)
2,000,000	California State Variable Purpose GO, 4.75%, 12/1/27, Callable 12/1/17 @ 100	1,987,180
1,275,000	California State Variable Purpose GO, 5.00%, 8/1/33, Callable 8/1/15 @ 100	1,277,359

		3,264,539

Colorado (0.6%)
1,700,000	Interlocken Metropolitan District GO, Series A, 5.75%, 12/15/19, Callable 12/15/09 @ 101, Ins: Radian	1,766,062

Connecticut (0.7%)
2,000,000	Connecticut State Health & Educational Facility Authority Revenue, University of Hartford, Series G, 5.25%, 7/1/26, Callable 7/1/16 @ 100	2,018,840

Florida (4.6%)
3,500,000	Florida State Turnpike Authority Revenue, Department of Transportation, Series A, 5.75%, 7/1/17, Prerefunded 7/1/10 @ 101	3,813,180
2,000,000	Hillsborough County Aviation Authority Revenue, AMT, 5.25%, 10/1/18, Callable 10/1/13 @ 100, MBIA	2,122,200
2,000,000	Miami-Dade County Expressway Authority Toll System Revenue, 6.00%, 7/1/20, Prerefunded 7/1/10 @ 101, FGIC	2,188,120
3,725,000	Orlando Utilities Community Water & Electric Revenue, Series D, 6.75%, 10/1/17, ETM	4,526,359

		12,649,859

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Georgia (3.9%)
2,330,000	Metropolitan Atlanta Rapid Transportation Authority Sales Tax Revenue, Series P, 6.25%, 7/1/11, AMBAC	2,556,336
390,000	Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, ETM, MBIA	494,949
6,415,000	Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, Unrefunded Portion, MBIA	7,688,185

		10,739,470

Hawaii (58.7%)
3,000,000	Hawaii Airport System Revenue, AMT, 5.63%, 7/1/18, Callable 7/1/11 @ 100, FGIC	3,145,860
15,375,000	Hawaii Airport System Revenue, Second Series, AMT, 6.90%, 7/1/12, ETM, MBIA	16,909,271
605,000	Hawaii County GO, Series A, 5.60%, 5/1/13, FGIC	682,264
1,065,000	Hawaii County GO, Series A, 5.50%, 7/15/14, Prerefunded 7/15/11 @ 100, FGIC	1,172,022
1,340,000	Hawaii County GO, Series A, 5.50%, 7/15/15, Prerefunded 7/15/11 @ 100, FGIC	1,474,657
2,000,000	Hawaii County GO, Series A, 5.50%, 5/15/16, Prerefunded 5/15/09 @ 101, FSA	2,109,660
3,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., 5.70%, 7/1/20, Callable 7/1/10 @100, AMBAC	3,081,840
3,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, AMT, 4.95%, 4/1/12, MBIA	3,257,400
2,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.50%, 12/1/14, Callable 12/1/09 @ 101, AMBAC	2,124,520
5,200,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.65%, 10/1/27, Callable 10/1/12 @ 101, MBIA	5,465,980
2,500,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Queens Health System, Series B, 5.25%, 7/1/23, Prerefunded 7/1/08 @ 102, MBIA	2,583,125

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, continued

January 31, 2008

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Hawaii, continued
2,340,000	Hawaii Housing Finance & Development Corp., University of Hawaii Faculty Housing Project Revenue, 5.70%, 10/1/25, Callable 10/1/08 @ 100, AMBAC	2,345,897
400,000	Hawaii Pacific Health, Special Purpose Revenue, Department of Budget & Finance, Series B, 3.85% (b), 7/1/33, Ins: Radian	400,000
3,100,000	Hawaii Pacific Health, Special Purpose Revenue, Department of Budget & Finance, Series B-2, 3.85% (b), 7/1/33, Ins: Radian	3,100,000
2,000,000	Hawaii State GO, Series BZ, 6.00%, 10/1/12, FGIC	2,275,580
1,350,000	Hawaii State GO, Series CH, 4.75%, 11/1/11, MBIA	1,453,221
1,335,000	Hawaii State GO, Series CH, 4.75%, 11/1/13, MBIA	1,458,007
3,000,000	Hawaii State GO, Series CM, 6.50%, 12/1/13, FGIC	3,549,900
1,520,000	Hawaii State GO, Series CP, 5.00%, 10/1/13, Callable 10/1/09 @ 100, FGIC	1,538,149
1,235,000	Hawaii State GO, Series CP, 5.00%, 10/1/15, Callable 10/1/09 @ 100, FGIC	1,249,746
860,000	Hawaii State GO, Series CP, 5.00%, 10/1/16, Callable 10/1/09 @ 100, FGIC	870,268
590,000	Hawaii State GO, Series CP, 5.00%, 10/1/17, Callable 10/1/09 @ 100, FGIC	597,045
2,000,000	Hawaii State GO, Series CT, 5.88%, 9/1/16, Prerefunded 9/1/09 @ 101, FSA	2,135,160
2,000,000	Hawaii State GO, Series CT, 5.88%, 9/1/17, Prerefunded 9/1/09 @ 101, FSA	2,135,160
500,000	Hawaii State GO, Series CY, 5.75%, 2/1/15, FSA	583,365
1,000,000	Hawaii State GO, Series DD, 5.00%, 5/1/17, Callable 5/1/14 @ 100, MBIA	1,086,280
2,680,000	Hawaii State GO, Series DD, 5.00%, 5/1/18, Prerefunded 5/1/14 @ 100, MBIA	3,000,581
1,560,000	Hawaii State GO, Series DD, 5.00%, 5/1/18, Callable 5/1/14 @ 100, MBIA	1,682,788
1,105,000	Hawaii State Harbor System Revenue, Series A, AMT, 5.25%, 7/1/16, FSA	1,236,186
1,500,000	Hawaii State Harbor System Revenue, Series B, AMT, 5.50%, 7/1/19, Callable 7/1/12 @ 100, AMBAC	1,596,225

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Hawaii, continued
1,000,000	Hawaii State Highway Revenue, 5.25%, 7/1/14, Prerefunded 7/1/08 @ 101, FGIC	1,023,330
1,350,000	Hawaii State Highway Revenue, 5.38%, 7/1/17, Prerefunded 7/1/10 @ 100, FSA	1,447,227
2,530,000	Hawaii State Highway Revenue, 5.38%, 7/1/18, Prerefunded 7/1/10 @ 100, FSA	2,712,211
2,000,000	Hawaii State Housing Finance & Development Corp., Single Family Mortgage Purchase Revenue, Series A, AMT, 5.40%, 7/1/29, Callable 7/1/08 @ 101.50, FNMA	2,020,520
2,970,000	Honolulu City & County Board of Water Supply System Revenue, Series A, 4.75%, 7/1/18, Callable 7/1/14 @ 100, FGIC	3,158,506
10,865,000	Honolulu City & County Board of Water Supply System Revenue, Series A, 4.75%, 7/1/31, Callable 7/1/16 @ 100, MBIA	10,864,565
2,320,000	Honolulu City & County GO, 6.00%, 12/1/11, ETM, FGIC	2,615,058
3,500,000	Honolulu City & County GO, Series A, 5.38%, 9/1/18, Prerefunded 9/1/11 @ 100, FSA	3,836,735
2,125,000	Honolulu City & County GO, Series A, 6.00%, 1/1/11, ETM, FGIC	2,339,030
875,000	Honolulu City & County GO, Series A, 6.00%, 1/1/11, FGIC	957,460
4,820,000	Honolulu City & County GO, Series A, 5.75%, 4/1/11, ETM, FGIC	5,309,278
1,865,000	Honolulu City & County GO, Series A, 5.75%, 4/1/12, FGIC	2,079,344
850,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, ETM, FGIC	971,320
3,345,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, FGIC	3,776,103
1,670,000	Honolulu City & County GO, Series A, 5.63%, 9/1/13, Prerefunded 9/1/08 @ 100, FGIC	1,705,120
6,250,000	Honolulu City & County GO, Series A, 5.00%, 7/1/19, Callable 7/1/15 @ 100, MBIA	6,793,000
1,000,000	Honolulu City & County GO, Series B, 5.13%, 7/1/10, Prerefunded 7/1/09 @ 101, FGIC	1,051,940

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, continued

January 31, 2008

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Hawaii, continued
640,000	Honolulu City & County GO, Series B, 5.25%, 10/1/12, FGIC	707,386
2,595,000	Honolulu City & County GO, Series B, 5.13%, 7/1/18, Prerefunded 7/1/09 @ 101, FGIC	2,729,784
2,500,000	Honolulu City & County GO, Series C, 5.13%, 7/1/16, Callable 7/1/09 @ 101, FGIC	2,610,625
5,000,000	Honolulu City & County GO, Series D, 5.00%, 7/1/20, Callable 7/1/15 @ 100, MBIA	5,394,000
2,000,000	Honolulu City & County Waste Water System Revenue, Junior Series, 5.00%, 7/1/23, Callable 7/1/09 @ 101, FGIC	2,048,680
2,680,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 7/1/21, Callable 7/1/17 @100, FSA	2,934,466
5,000,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 7/1/26, Callable 7/1/15 @ 100, MBIA	5,219,750
2,315,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 7/1/29, Callable 7/1/17 @ 100, FSA	2,419,129
2,000,000	Honolulu Hawaii City & County GO, Series C, 5.13%, 7/1/11, Callable 7/1/09 @ 101, FGIC	2,093,040
2,155,000	Honolulu Hawaii City & County Multifamily Revenue, AMT, 6.30%, 11/20/20, Callable 5/20/10 @ 102	2,267,943
1,340,000	Kauai County GO, Series C, 5.90%, 8/1/09, AMBAC	1,410,404
1,000,000	Maui County GO, 6.00%, 12/15/08, ETM, FGIC	1,033,250
1,125,000	Maui County GO, Series C, 5.25%, 3/1/18, Callable 3/1/11 @ 100, FGIC	1,196,359
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/16, Prerefunded 7/15/12 @ 100, FGIC	1,119,630
1,205,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/22, Prerefunded 7/15/12 @ 100, FGIC	1,349,154
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/29, Prerefunded 7/15/12 @ 100, FGIC	1,119,630

		162,614,134

Illinois (1.8%)
2,000,000	Chicago Midway Airport Revenue, Series C, 5.50%, 1/1/15, MBIA	2,263,080

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Illinois, continued
5,505,000	Kane & De Kalb Counties Illinois Community Unit School District GO, 4.89% (c), 2/1/23, FGIC	2,703,891

		4,966,971

Indiana (0.4%)
1,000,000	Tri-Creek High School Building Corp. Revenue, 5.00%, 7/15/15, Prerefunded 7/15/13 @ 100, FSA	1,112,500

Kentucky (0.5%)
1,250,000	Kentucky State Property & Buildings Commission Revenue, 2nd Series, AMT, 5.50%, 11/1/16, Callable 11/1/12 @ 100, FSA	1,395,812

Massachusetts (0.4%)
1,000,000	Massachusetts State GO, Series C, 5.75%, 10/1/20, Prerefunded 10/1/10 @ 100	1,084,840

Michigan (2.1%)
3,000,000	Michigan Municipal Building Authority Revenue, Clean Water Revolving Fund, 5.50%, 10/1/21, Prerefunded 10/1/10 @ 101	3,271,620
2,245,000	Michigan State Strategic Fund Ltd. Obligation Revenue, 6.95%, 5/1/11, FGIC	2,537,389

		5,809,009

Missouri (0.8%)
2,000,000	University of Missouri Revenue, Series B, 5.38%, 11/1/16, Callable 11/1/11 @ 100	2,156,440

New York (4.6%)
2,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series A, 5.80%, 4/1/18, Callable 4/1/10 @ 101, FSA	2,170,660
5,165,000	New York, New York GO, Series J, 5.00%, 6/1/21, Callable 6/1/16 @ 100	5,470,975
5,000,000	New York, New York GO, Series J, 5.00%, 6/1/24, Callable 6/1/16 @ 100	5,199,800

		12,841,435

Ohio (0.8%)
795,000	Hamilton County Sales Tax Revenue, Series B, 5.25%, 12/1/18, Prerefunded 12/1/10 @ 100	858,028

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, continued

January 31, 2008

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Ohio, continued
205,000	Hamilton County Sales Tax Revenue, Series B, 5.25%, 12/1/18, Callable 12/1/10 @ 100, AMBAC	218,530
1,000,000	Ohio State Building Authority, Adult Correction Facility Revenue, Series A, 5.50%, 10/1/14, Callable 10/1/11 @ 100, FSA	1,097,900

		2,174,458

Oregon (3.2%)
3,100,000	Clackamas Community College District GO, 5.25%, 6/15/16, Prerefunded 6/15/11 @ 100, FGIC	3,379,372
5,000,000	Portland Sewer System Revenue, Series A, 5.75%, 8/1/18, Prerefunded 8/1/10 @ 100, FGIC	5,417,450

		8,796,822

Puerto Rico (1.3%)
2,010,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series A, 4.66% (c), 7/1/30, FGIC	601,372
3,000,000	Puerto Rico Electric Power Authority Power Revenue, Series TT, 5.00%, 7/1/26, Callable 7/1/17 @ 100	3,033,540

		3,634,912

Texas (3.9%)
2,395,000	Barbers Hill Independent School District GO, 5.00%, 2/15/24, Callable 2/15/15 @ 100, PSF-GTD	2,517,960
5,275,000	Galena Park Texas Independent School District, 4.95% (c), 8/15/27, PSF-GTD	2,081,093
2,345,000	Grapevine GO, Series A, 5.00%, 8/15/24, Callable 2/15/15 @ 100, MBIA	2,465,392

Shares or Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Texas, continued
2,000,000	Houston Independent School District GO, Series A, 5.00%, 2/15/24, Callable 2/15/15 @ 100	2,108,920
1,365,000	New Braunfels GO, 5.00%, 10/1/16, Callable 10/1/14 @ 100, AMBAC	1,501,732

		10,675,097

Washington (5.6%)
3,475,000	Douglas County School District No. 206 Eastmont GO, 5.00%, 12/1/17, Callable 6/1/11 @ 100, FGIC	3,757,100
2,000,000	Port Seattle Washington Revenue, 5.00%, 2/1/25, Callable 2/1/16 @ 100, XLCA	2,076,000
1,125,000	Skagit County Public Hospital District GO, Series B, 5.38%, 12/1/17, Callable 12/1/14 @ 100, MBIA	1,247,648
1,000,000	Snohomish County GO, 5.70%, 12/1/14, Prerefunded 12/1/09 @ 100, MBIA	1,063,810
2,880,000	Snohomish County Limited Tax GO, 5.25%, 12/1/12, Callable 12/1/11 @ 100, MBIA	3,129,610
4,000,000	Washington State GO, Series A, 5.63%, 7/1/19, Prerefunded 7/1/10 @ 100	4,306,480

		15,580,648

Total Municipal Bonds (Cost $259,691,129)		274,822,710

Investment Companies (0.0%)
56,878	Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 3.01% (b)	56,878

Total Investment Companies (Cost $56,878)		56,878

Total Investments (Cost $259,748,007) (d)—99.3%		274,879,588
Other assets in excess of liabilities—0.7%		1,969,569

Net Assets—100.0%		276,849,157

(a)	Rate periodically changes. Rate disclosed is rate effective January 31, 2008.
(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2008.
(c)	Rate represents the effective yield at purchase.
(d)	Cost for federal income tax purposes is $259,748,007. Unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$15,769,279
Unrealized depreciation	(637,698)

Net unrealized appreciation	$15,131,581

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, continued

January 31, 2008

(Unaudited)

AMBAC—Insured by American Municipal Bond Assurance Corp.

AMT—Subject to alternative minimum tax

ETM—Escrowed to Maturity

FGIC—Insured by Financial Guaranty Insurance Co.

FNMA—Insured by Federal National Mortgage Association

FSA—Insured by Federal Security Assurance

GO—General Obligation

MBIA—Insured by Municipal Bond Insurance Association

PSF-GTD—Insured by Public School Funding Guarantee

XLCA—Insured by XL Capital Assurance

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

High Grade Short Intermediate Fixed Income Fund

Schedule of Portfolio Investments

January 31, 2008

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (23.1%)
Consumer Discretionary (6.9%)
1,250,000	Comcast Corp., 5.45%, 11/15/10	1,291,075
2,000,000	Daimler Chrysler NA Holding Corp., 5.88%, 3/15/11	2,079,378
1,250,000	Newell Rubbermaid, Inc., 4.00%, 5/1/10	1,242,025

		4,612,478

Consumer Staples (0.8%)
45,000	Diageo Capital PLC, 5.20%, 1/30/13	46,309
225,000	Kroger Co., 5.50%, 2/1/13	232,055
250,000	PepsiCo, Inc., 5.15%, 5/15/12	264,155

		542,519

Electrical Utility (0.8%)
500,000	Exelon Generation Co., LLC, 6.95%, 6/15/11	530,066

Financials (10.4%)
325,000	American General Finance, Series J, 5.63%, 8/17/11, MTN	334,626
1,000,000	Countrywide Financial Corp., 4.50%, 6/15/10	881,204
525,000	General Electric Capital Corp., 5.72%, 8/22/11, Callable 1/22/09 @ 100	534,074
90,000	General Electric Capital Corp., Series A, 5.25%, 10/19/12, MTN	93,496
255,000	Genworth Financial, Inc., 5.23%, 5/16/09	257,909
45,000	Goldman Sachs Group, Inc., 5.45%, 11/1/12	47,139
1,000,000	HSBC Finance Corp., 5.50%, 1/19/16	1,001,964
215,000	Lehman Brothers Holdings, Inc., 5.63%, 1/24/13, MTN	218,012
1,000,000	MetLife, Inc., 5.00%, 6/15/15	1,003,096
1,500,000	Morgan Stanley, 5.63%, 1/9/12	1,546,980
1,000,000	Toyota Motor Credit Corp., 5.50%, 9/22/11, Callable 9/22/08 @ 100	1,007,110

		6,925,610

Health Care (1.7%)
875,000	Eli Lilly & Co., 5.20%, 3/15/17	889,876
200,000	Johnson & Johnson, 5.15%, 8/15/12	215,310

		1,105,186

Industrials (0.5%)
125,000	ConocoPhillips Canada, 5.30%, 4/15/12	130,940
160,000	Dominion Resource, Inc., 4.75%, 12/15/10	162,808

		293,748

Real Estate Investment Trust (1.5%)
1,000,000	Simon Property Group LP, 4.88%, 3/18/10	1,005,945

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds, continued
Transportation (0.5%)
325,000	United Parcel Service, Inc., 4.50%, 1/15/13	333,612

Total Corporate Bonds (Cost $15,090,263)		15,349,164

U.S. Government Agency Mortgage-BackedObligations (38.7%)
Federal Home Loan Mortgage Corp. (22.6%)
2,650,000	5.13%, 10/15/08	2,696,735
550,000	4.75%, 3/5/12	581,945
570,425	5.00%, 1/1/19	579,095
1,134,944	4.50%, 4/1/19	1,135,852
986,212	4.50%, 12/1/19	986,093
862,052	6.00%, 6/1/21	890,595
1,454,224	5.15% (a), 11/1/35	1,470,395
1,441,357	6.50%, 9/1/36	1,497,945
5,048,676	6.00%, 10/1/37	5,177,639

		15,016,294

Federal National Mortgage Assoc. (16.1%)
400,000	4.38%, 9/15/12	418,460
549,507	5.00%, 5/1/19	558,074
1,566,459	6.50%, 6/1/36	1,626,564
3,985,367	5.47% (a), 4/1/37	4,080,816
3,990,623	6.00%, 10/1/37	4,096,175

		10,780,089

Total U.S. Government Agency Mortgage-BackedObligations (Cost $25,224,060)		25,796,383

U.S. Government Agencies (30.4%)
Federal Farm Credit Bank (1.4%)
130,000	3.61%, 4/15/08	130,016
610,000	3.50%, 7/28/08, Callable 2/1/08 @ 100	610,000
200,000	3.38%, 3/16/09, Callable 2/4/08 @ 100	200,008

		940,024

Federal Home Loan Bank (29.0%)
254,167	3.75%, 2/6/08	254,141
250,000	3.50%, 4/15/08, Callable 2/11/08 @ 100	250,018
575,000	6.19%, 5/6/08	579,967
850,000	5.13%, 8/8/08	860,258
100,000	4.00%, 2/20/09, Callable 2/20/08 @ 100	100,075
100,000	4.00%, 10/30/09, Callable 4/30/08 @ 100	100,343
1,000,000	5.00%, 11/3/09	1,039,817
2,185,000	4.25%, 11/20/09	2,245,348
222,222	4.38%, 2/2/10, Callable 2/11/08 @ 100	222,266
4,875,000	5.00%, 3/12/10	5,101,527
200,000	4.20%, 5/7/10	200,000
4,000,000	4.88%, 5/14/10	4,185,752
200,000	4.06%, 8/6/10, Callable 2/6/08 @ 100	200,035

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

High Grade Short Intermediate Fixed Income Fund

Schedule of Portfolio Investments, continued

January 31, 2008

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
U.S. Government Agencies, continued
Federal Home Loan Bank, continued
1,750,000	4.13%, 8/13/10	1,805,127
700,000	5.25%, 6/10/11	749,652
1,000,000	4.88%, 11/18/11	1,062,047
350,000	5.13%, 8/14/13	378,269

		19,334,642

Total U.S. Government Agencies (Cost $19,512,428)		20,274,666

U.S. Treasury Obligations (4.9%)
U.S. Treasury Notes (4.9%)
29,000	2.63%, 5/15/08	29,059
15,000	3.25%, 8/15/08	15,092
67,000	3.13%, 10/15/08	67,445
95,000	3.00%, 2/15/09	95,846
2,000,000	4.88%, 6/30/09	2,076,720
300,000	3.88%, 5/15/10	311,461

Shares or Principal Amount ($)	Security Description	Value ($)
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
158,000	3.63%, 6/15/10	163,345
465,000	4.13%, 5/15/15	488,686

Total U.S. Treasury Obligations (Cost $3,170,114)		3,247,654

Investment Company (1.6%)
1,053,969	Victory Federal Money Market Fund, Investor Shares, 3.10% (a)	1,053,969

Total Investment Companies (Cost $1,053,969)		1,053,969

Total Investments (Cost $64,050,834) (b)—98.7%		65,721,836
Other assets in excess of liabilities—1.3%		897,974

Net Assets—100.0%		66,619,810

(a)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2008.
(b)	Cost for federal income tax purposes is $64,050,834. Unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$1,774,382
Unrealized depreciation	(103,380)

Net unrealized appreciation	$1,671,002

LLC—Limited Liability Co.

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Liability Co.

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments

January 31, 2008

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds (100.1%)
Arizona (1.0%)
500,000	Vistancia Community Facilities District GO, 4.00%, 7/15/13	484,045

Florida (1.7%)
780,000	Highlands County Florida Health Facilities, 5.00%, 11/15/11	822,721

Guam (5.0%)
860,000	Guam Economic Development Authority, Capital Appreciation, Convertible CAB, Series A, 5.00% (a), 5/15/09	890,040
1,350,000	Guam Economic Development Authority, Capital Appreciation, Convertible CAB, Series B, 5.40% (a), 5/15/15	1,532,020

		2,422,060

Hawaii (60.1%)
2,000,000	City & County of Honolulu, Hawaii Waste Water, 5.25%, 7/1/18, Callable 7/1/09 @ 101, FGIC	2,093,340
610,000	Hawaii Airport System Revenue, Second Series, AMT, 6.90%, 7/1/12, ETM, MBIA	670,872
1,000,000	Hawaii County GO, Series A, 5.38%, 5/15/13, Prerefunded 5/15/09 @ 101, FSA	1,053,260
705,000	Hawaii County GO, Series B, 5.00%, 7/15/09	732,805
780,000	Hawaii Pacific Health, Special Purpose Revenue, Department of Budget & Finance, Series B, 3.85% (a), 7/1/33, Ins: Radian	780,000
1,000,000	Hawaii State Airports System Revenue, Second Series, AMT, 6.90%, 7/1/12, ETM	1,098,500
1,000,000	Hawaii State GO, Series BW, 6.40%, 3/1/09, ETM, FSA-CR	1,047,410
1,000,000	Hawaii State GO, Series CN, 6.25%, 3/1/08, FGIC	1,002,430
665,000	Hawaii State GO, Series CP, 5.00%, 10/1/12, Callable 10/1/08 @ 100.50, FGIC	672,940
1,000,000	Hawaii State GO, Series CR, 5.25%, 4/1/13, Prerefunded 4/1/08 @ 101, MBIA	1,015,100
1,000,000	Hawaii State GO, Series CU, 5.75%, 10/1/10, MBIA	1,084,840
1,250,000	Hawaii State GO, Series CV, 5.50%, 8/1/08, FGIC	1,270,375
1,000,000	Hawaii State GO, Series CZ, 5.25%, 7/1/12, FSA	1,107,410
3,700,000	Hawaii State GO, Series DG, 5.00%, 7/1/09, AMBAC	3,840,452

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Hawaii, continued
1,000,000	Hawaii State Harbor System Revenue, Series A, 4.50%, 7/1/08, AMBAC	1,009,490
750,000	Hawaii State Highway Revenue, 4.85%, 7/1/09, FSA	778,297
1,055,000	Hawaii State Housing & Community Development Revenue, Series A, 3.70%, 7/1/13, FSA	1,059,600
800,000	Honolulu City & County GO, Series B, 5.25%, 10/1/12, ETM	889,400
1,150,000	Honolulu City & County Waste Water System Revenue, 5.00%, 7/1/09, FGIC	1,192,837
1,000,000	Honolulu City & County Waste Water System Revenue, 5.25%, 7/1/15, Callable 7/1/09 @ 101, FGIC	1,046,670
2,000,000	Honolulu Hawaii City & County GO, Series C, 5.13%, 7/1/11, Callable 7/1/09 @ 101, FGIC	2,093,040
1,000,000	Honolulu Hawaii City & County Multifamily Revenue, AMT, 6.30%, 11/20/20, Callable 5/20/10 @ 102	1,052,410
1,000,000	State of Hawaii GO, Series DG, 5.00%, 7/1/12, AMBAC	1,090,560
1,090,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/16, Prerefunded 7/15/12 @ 100, FGIC	1,220,397

		28,902,435

Illinois (2.2%)
1,000,000	Illinois State GO, 5.25%, 8/1/10, MBIA	1,068,460

Michigan (1.7%)
750,000	Michigan State Hospital Finance Authority Revenue, 5.50%, 11/1/12	813,570

Minnesota (3.4%)
1,500,000	Minnesota State GO, 5.00%, 8/1/16, Callable 8/1/12 @ 100	1,615,305

New Jersey (2.2%)
1,000,000	New Jersey State Certificate of Participation, 5.00%, 6/15/09	1,037,450

New York (6.6%)
1,000,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Series A, 4.45%, 7/1/17, Mandatory Put 7/1/09 @ 100	1,017,020

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments, continued

January 31, 2008

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
New York, continued
1,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series B, 5.25%, 4/1/12, AMBAC	1,096,680
1,000,000	New York, New York GO, Series C, 4.25%, 1/1/12	1,051,750

		3,165,450

Oklahoma (4.2%)
625,000	McClain County Oklahoma Economic Development Authority Educational Facilities Lease Revenue, Newcastle Public Schools Project, 5.00%, 9/1/10	654,756
1,345,000	Tulsa Oklahoma Industrial Authority Educational Facilities Revenue, Series B, 5.00%, 12/1/14, Callable 12/1/08 @ 101	1,378,760

		2,033,516

Pennsylvania (2.4%)
1,030,000	Philadelphia Water & Wastewater Revenue, Series B, 5.50%, 11/1/11, FGIC	1,134,184

Puerto Rico (6.2%)
1,200,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, 6.25%, 7/1/13, MBIA	1,361,196

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Puerto Rico, continued
500,000	Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Series D, 5.75%, 7/1/41, Prerefunded 7/1/12 @ 100	562,265
1,000,000	University Puerto Rico University Revenue, Series P, 5.00%, 6/1/12	1,062,110

		2,985,571

Tennessee (1.1%)
480,000	Sullivan County Tennessee Health Educational & Housing Facilities Board Revenue, Wellmont Health Systems Project, 6.25%, 9/1/32, Prerefunded 9/1/12 @ 101	553,032

Washington (2.3%)
1,000,000	Washington State Health Care Facilities Authority Revenue, Providence Health System, Series A, 5.63%, 10/1/14, Callable 10/1/11 @ 100, MBIA	1,085,140

Total Investments (Cost $46,969,028) (b)—100.1%		48,122,939
Liabilities in excess of other assets—(0.1)%		(43,770)

Net Assets—100.0%		48,079,169

(a)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2008.
(b)	Cost for federal income tax purposes is $46,969,028. Unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$1,171,073
Unrealized depreciation	(17,162)

Net unrealized appreciation	$1,153,911

AMBAC—Insured by American Municipal Bond Assurance Corp.

AMT—Subject to alternative minimum tax

CAB—Capital Appreciation Bond

ETM—Escrowed to Maturity

FGIC—Insured by Financial Guaranty Insurance Co.

FSA—Insured by Federal Security Assurance

FSA-CR—Insured by Federal Security Assurance Custodial Receipts

GO—General Obligation

MBIA—Insured by Municipal Bond Insurance Association

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

U.S. Government Short Fixed Income Fund

Schedule of Portfolio Investments

January 31, 2008

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
U.S. Government Agencies (87.4%)
Federal Farm Credit Bank (4.7%)
3,800,000	5.20%, 8/16/11	4,071,225

Federal Home Loan Bank (82.7%)
2,191,000	2.05% (a), 2/1/08	2,190,878
10,000	4.00%, 2/22/08	9,997
1,500,000	4.61%, 2/28/08	1,500,095
1,000,000	5.10%, 3/6/08	1,000,711
1,185,000	4.25%, 4/21/08	1,188,483
3,875,000	5.13%, 8/8/08	3,921,764
5,850,000	4.63%, 11/21/08	5,940,617
8,000,000	5.00%, 2/20/09, Callable 2/8/10 @ 100	8,198,880
2,625,000	5.25%, 6/11/09, Callable 6/11/08 @ 100	2,650,066
3,825,000	5.25%, 8/5/09	3,972,722
1,825,000	5.00%, 9/18/09	1,893,731
7,865,000	4.25%, 11/20/09	8,082,223
4,000,000	5.00%, 3/12/10	4,185,868
2,500,000	4.38%, 3/17/10	2,586,225
4,650,000	4.38%, 9/17/10	4,826,528
1,985,000	4.85%, 2/4/11	2,089,570
4,000,000	4.63%, 2/18/11	4,187,172

Principal Amount ($)	Security Description	Value ($)
U.S. Government Agencies, continued
Federal Home Loan Bank, continued
5,450,000	5.25%, 6/10/11	5,836,579
2,000,000	5.60%, 6/28/11	2,166,340
750,000	5.38%, 8/19/11	808,673
1,000,000	4.88%, 11/18/11	1,062,047
2,830,000	4.00%, 12/30/11, Callable 3/30/08 @ 100	2,836,908

		71,136,077

Total U.S. Government Agencies (Cost $72,693,096)		75,207,302

U.S. Treasury Obligations (11.2%)
U.S. Treasury Notes (11.2%)
2,875,000	3.25%, 8/15/08	2,892,520
6,000,000	3.13%, 9/15/08	6,034,224
660,000	4.13%, 8/31/12	698,415

Total U.S. Treasury Obligations (Cost $9,539,561)		9,625,159

Total Investments (Cost $82,232,657) (b)—98.6%		84,832,461
Other assets in excess of liabilities—1.4%		1,196,903

Net Assets—100.0%		86,029,364

(a)	Rate disclosed represents effective yield at purchase.
(b)	Cost for federal income tax purposes is $82,232,657. Unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$2,599,926
Unrealized depreciation	(122)

Net unrealized appreciation	$2,599,804

See accompanying notes to financial statements.

PACIFIC CAPITAL FUNDS

Notes to Financial Statements

January 31, 2008

(Unaudited)

1.	Organization

Pacific Capital Funds (the “Trust”) was organized on October 30, 1992 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust. The Trust currently consists of the following investment portfolios (collectively, the “Funds” and individually, a “Fund”): New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund, Value Fund, High Grade Core Fixed Income Fund, Tax-Free Securities Fund, High Grade Short Intermediate Fixed Income Fund, Tax-Free Short Intermediate Securities Fund and U.S. Government Short Fixed Income Fund. The Trust is authorized to issue an unlimited number of shares without par value in four classes of shares: Class A, Class B, Class C and Class Y. The sale of Class B Shares has been suspended since June 1, 2003 (except for reinvestment of dividends and exchanges of Class B Shares between Funds).

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under distribution (12b-1) plans, voting rights on matters affecting a single class of shares, sales charges and exchange privileges. The Class A Shares of the New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund and Value Fund have a maximum sales charge on purchases of 5.25% of the purchase price; the Class A Shares of the High Grade Core Fixed Income Fund and Tax-Free Securities Fund have a maximum sales charge on purchases of 4.00% of the purchase price; and the Class A Shares of the High Grade Short Intermediate Fixed Income Fund, Tax-Free Short Intermediate Securities Fund and U.S. Government Short Fixed Income Fund have a maximum sales charge on purchases of 2.25% of the purchase price. The Class B Shares have a contingent deferred sales charge (“CDSC”) of 5.00% as a percentage of the original purchase price or sale price (whichever is less) if redeemed before the sixth anniversary of purchase, declining from 5.00% within the first year to 0% after the sixth year. The Class C Shares have a CDSC of 1.00% as a percentage of the original purchase price or sales price (whichever is less) if redeemed within twelve months of purchase.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments in securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which are valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available mean of the bid and asked quotations in the principal market in which such securities are normally traded. Investments in securities in which the principal market is not an exchange or an over-the-counter market are valued using an independent pricing service approved by the Board of Trustees (the “Board”). Such prices reflect fair values, which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies are valued at

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, continued

January 31, 2008

(Unaudited)

their respective net asset values as reported by such companies. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trust’s Board determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board. In the event of an increase or decrease in the value of a designated benchmark index greater than predetermined levels, the New Asia Growth Fund and International Stock Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Foreign Currency Transactions:

The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such changes are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

Reported net realized foreign currency exchange gains or losses arise from sales and maturities of portfolio securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign currency appreciation or depreciation arises from changes in the values of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

Foreign Currency Contracts:

The New Asia Growth Fund and International Stock Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific foreign currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. These Funds enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts for the purpose of earning foreign currency gains). Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably.

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, continued

January 31, 2008

(Unaudited)

Futures Contracts:

Each of the Funds (other than the U.S. Government Short Fixed Income Fund) may enter into contracts for the future delivery of specific securities, classes of securities, and financial indices; may purchase or sell exchange-listed or OTC options on any such futures contracts; and may engage in related closing transactions. A financial futures contract is an agreement to purchase or sell an agreed amount of securities or currency at a set price for delivery in the future. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

The Small Cap Fund has entered into futures contracts for hedging purposes, such as to protect against anticipated declines in the fair value of its portfolio securities or to manage exposure to changing interest rates. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When a futures contract closes, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144A under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At January 31, 2008, the International Stock Fund held restricted securities representing 0.9% of net assets. The restricted securities held as of January 31, 2008 are identified below:

Issue Description	Acquisition Date	Shares	Cost ($)	Value ($)
International Stock Fund:
Evraz Group SA, GDR	*	30,355	811,389	2,206,809

*	Purchased on various dates beginning 4/25/06.

Security Transactions and Related Income:

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations:

Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution fees, if any, are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets or another appropriate basis.

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, continued

January 31, 2008

(Unaudited)

Income, expenses (other than expenses attributable to a specific share class) and realized/unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

Distributions to Shareholders:

Dividends from net investment income are declared daily and paid monthly for the High Grade Core Fixed Income Fund, Tax-Free Securities Fund, High Grade Short Intermediate Fixed Income Fund, Tax-Free Short Intermediate Securities Fund and U.S. Government Short Fixed Income Fund. Dividends from net investment income are declared and paid quarterly for the New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund and Value Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually for all the Funds.

Redemption Fees:

The New Asia Growth Fund and International Stock Fund may impose a redemption fee of 2.00% on redemptions and exchanges of Fund shares within 30 days from the date the Fund shares were acquired. Prior to October 16, 2007, the fee could be assessed on redemptions and exchanges of Fund shares within 90 days from the date the Fund shares were acquired. For financial statement purposes, these amounts are included in the Statements of Changes in Net Assets in “Proceeds from Shares Issued”. Redemption fees collected for the Funds for the period ended January 31, 2008 and year ended July 31, 2007 were as follows:

	Period ended 01/31/08 ($)	Year Ended 07/31/07 ($)
New Asia Growth Fund	841	375
International Stock Fund	2,342	813

New Accounting Pronouncement:

In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements. Management does not believe that the adoption of SFAS No. 157 will materially impact the Funds’ financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, continued

January 31, 2008

(Unaudited)

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding securities maturing less than one year from acquisition and U.S. Government securities) for the period ended January 31, 2008 were as follows:

	Purchases ($)	Sales ($)
New Asia Growth Fund	38,344,691	40,802,890
International Stock Fund	66,734,865	64,874,382
Small Cap Fund	314,800,166	408,418,824
Mid-Cap Fund	50,290,052	47,085,422
Growth Stock Fund	78,956,774	91,257,199
Growth and Income Fund	44,106,816	52,779,402
Value Fund	77,342,043	83,294,444
High Grade Core Fixed Income Fund	44,807,115	34,573,340
Tax-Free Securities Fund	34,033,116	51,089,223
High Grade Short Intermediate Fixed Income Fund	4,298,455	1,246,743
Tax-Free Short Intermediate Securities Fund	9,621,912	13,371,580

Purchases and sales of long-term U.S. Government securities for the period ended January 31, 2008 were as follows:

	Purchases ($)	Sales ($)
High Grade Core Fixed Income Fund	62,178,446	95,513,573
High Grade Short Intermediate Fixed Income Fund	17,653,978	20,340,077
U.S. Government Short Fixed Income Fund	20,974,217	33,982,259

4.	Transactions with Affiliates

Investment advisory services are provided to the Trust by the Asset Management Group of Bank of Hawaii (the “Adviser”). Under terms of an advisory agreement, each Fund is charged an annual fee which is computed daily and paid monthly based upon average daily net assets. The Adviser may voluntarily waive a portion of its fees. Voluntary waivers may be terminated at any time. Fee rates for the period ended January 31, 2008 were as follows:

	Maximum Annual Advisory Fee (%)	Net Annual Fees Paid (%)
New Asia Growth Fund	0.40	0.40
International Stock Fund	0.45	0.35
Small Cap Fund	0.46	0.36	[1]
Mid-Cap Fund	0.60	0.35
Growth Stock Fund	0.55	0.35
Growth and Income Fund	0.55	0.35
Value Fund	0.55	0.35
High Grade Core Fixed Income Fund	0.60	0.45
Tax-Free Securities Fund	0.60	0.45
High Grade Short Intermediate Fixed Income Fund	0.50	0.21
Tax-Free Short Intermediate Securities Fund	0.50	0.40
U.S. Government Short Fixed Income Fund	0.40	0.11

1	The Adviser has voluntarily agreed to waive a portion of its fees for the Small Cap Fund so that the total combined advisory and sub-advisory fees will not exceed 1.00%.

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, continued

January 31, 2008

(Unaudited)

The following Funds have entered into Sub-Advisory contracts as listed below. Under the terms of each Sub-Advisory agreement, the Funds are charged the following annual fees by the Sub-Adviser based upon average daily net assets managed by the Sub-Adviser which are computed daily and paid quarterly:

	Sub-Adviser	Annual Fees Paid
New Asia Growth Fund	First State Investments International Limited	0.50%
International Stock Fund	Hansberger Global Investors, Inc.	0.60% of the first $75 million; 0.35% in excess of $75 million
Small Cap Fund	Mellon Capital Management Corp.	0.55% of the first $100 million; 0.50% on assets between $100 million and $200 million; 0.45% on assets in excess of $200 million[1]
	Nicholas-Applegate Capital Management	0.70%[2]
	Wellington Management Company, LLP	0.70% of the first $150 million; 0.65% on assets in excess of $150 million[3]
Mid-Cap Fund	Chicago Equity Partners, LLC	0.20%
Growth Stock Fund	Chicago Equity Partners, LLC	0.25%
Growth and Income Fund	Chicago Equity Partners, LLC	0.25%
Value Fund	Chicago Equity Partners, LLC	0.25%

1	On assets managed by Mellon Capital Management Corp. using a “small cap value” strategy. Prior to January 1, 2008, Mellon Equity Associates, LLP acted as Sub-Advisor to these assets and received the same fees as listed in the table.
2	On assets managed by Nicholas-Applegate Capital Management using a “systematic small cap” strategy.
3	On assets managed by Wellington Management Company, LLP using a “small cap growth” strategy.

Bank of Hawaii (the “Administrator”) acts as Administrator of the Trust and receives an annual fee of 0.04% of the average daily net assets of the Trust for this service.

Citi Fund Services Ohio, Inc. (“Citi”) serves the Trust as Sub-Administrator pursuant to an agreement among the Trust, the Administrator and Citi. Citi receives fees from the Trust at the annual rate of 0.05% of the average daily net assets of the Trust, subject to reduction if certain standards are not met, and $10,000 annually for providing additional regulatory services, plus out-of-pocket expenses.

In addition, Citi provides an employee to serve as Chief Compliance Officer for the Trust and performs certain related services. Citi receives a fee for this service and reimbursement for certain out-of-pocket expenses.

Citi also serves the Trust as Fund Accountant and Transfer Agent. Under the terms of the fund accounting and transfer agency agreements, Citi is entitled to receive fees, subject to reduction if certain standards are not met, and reimbursement for certain out-of-pocket expenses.

Foreside Distribution Services, L.P. (the “Distributor”) serves the Trust as principal underwriter and distributor. The Trust has adopted for the Class A, Class B and Class C Shares of each of the Funds the Class A Distribution Plan, Class B Distribution Plan and Class C Distribution Plan (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans,

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, continued

January 31, 2008

(Unaudited)

each Fund pays the Distributor a fee which will not exceed on an annual basis, 0.40%, 1.00% and 1.00%, respectively, of the average daily net assets attributable to the Class A, Class B and Class C Shares of each Fund. The Distributor is contractually limiting the 12b-1 fee for Class A Shares to 0.25% through November 30, 2008. These fees are for payments the Distributor makes to banks, other institutions, and broker dealers, including the Administrator and its affiliates and for expenses the Distributor and any of its affiliates or subsidiaries incur for providing distribution or shareholder service assistance. The following table shows amounts received by the Distributor on commissions from sales and the amounts paid to affiliated broker dealers of the Funds during the period ended January 31, 2008:

	Received ($)	Paid to Affiliates ($)
Class A	71,474	622
Class C	51,782	157

Certain Officers and Trustees of the Trust are affiliated with the Administrator, the Adviser or Citi. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles. Each of the five Independent Trustees receives a fee for their services plus the reimbursement of certain expenses incurred.

The Adviser has entered into a reimbursement agreement with the Funds in which it agrees to reimburse the Funds for certain fees charged by various intermediaries. The intermediaries, such as broker-dealers, banks, retirement plan administrators or other institutions, make one or more Funds available to their customers in accordance with relevant Intermediary Agreements and provide certain recordkeeping, processing and/or administrative services. This agreement can be terminated by the Adviser with 60 days’ written notice. The reimbursements made by the Adviser may not be recouped in future periods.

5.	Risks

The New Asia Growth Fund, International Stock Fund and Small Cap Fund may invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments, including fluctuations in foreign exchange rates, future adverse political and economic developments and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, and/or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments may also be subject to foreign withholding taxes.

The New Asia Growth Fund’s concentration of investments in securities of issuers located in the Far East Asia region may subject the Fund to the effects of economic and government policies within that region.

The Tax-Free Securities and Tax-Free Short Intermediate Securities Funds’ concentration of investments in securities of issuers located in Hawaii may subject each Fund to the effects of economic developments and government policies within Hawaii.

6.	Federal Income Tax Information

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, continued

January 31, 2008

(Unaudited)

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., paydown reclasses and foreign currency transactions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2008.

The tax character of distributions paid during the year ended July 31, 2007 were as follows (amounts in thousands):

	Distributions Paid From		Total Taxable Distributions($)	Return of Capital	Tax Exempt Distributions($)	Total Distributions Paid($)*
	Ordinary Income($)	Net Long-Term Capital Gains($)
New Asia Growth Fund	2,322	7,883	10,205	—	—	10,205
International Stock Fund	2,517	98	2,615	—	—	2,615
Small Cap Fund	17,848	15,839	33,687	—	—	33,687
Mid-Cap Fund	1,254	7,155	8,409	—	—	8,409
Growth Stock Fund	217	—	217	—	—	217
Growth and Income Fund	1,205	28	1,233	—	—	1,233
Value Fund	2,637	19,141	21,778	—	—	21,778
High Grade Core Fixed Income Fund	15,170	—	15,170	13	—	15,183
Tax-Free Securities Fund	418	272	690	—	12,294	12,984
High Grade Short Intermediate Fixed Income Fund	2,973	—	2,973	—	—	2,973
Tax-Free Short Intermediate Securities Fund	122	—	122	—	1,893	2,015
U.S. Government Short Fixed Income Fund	4,389	—	4,389	—	—	4,389

*	Total distributions paid differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The tax character of distributions paid during the year ended July 31, 2006 were as follows (amounts in thousands):

	Distributions Paid From		Total Taxable Distributions($)	Tax Exempt Distributions($)	Total Distributions Paid($)
	Net Investment Income($)	Net Long-Term Capital Gains($)
New Asia Growth Fund	653	2,618	3,271	—	3,271
International Stock Fund	1,786	—	1,786	—	1,786
Small Cap Fund	5,368	14,808	20,176	—	20,176
Mid-Cap Fund	2,202	2,495	4,697	—	4,697
Growth Stock Fund			—		—
Growth and Income Fund	801	—	801	—	801
Value Fund	1,921	—	1,921	—	1,921
High Grade Core Fixed Income Fund	12,913	46	12,959	—	12,959
Tax-Free Securities Fund	283	3,961	4,244	12,703	16,947
High Grade Short Intermediate Fixed Income Fund	2,795	—	2,795	—	2,795
Tax-Free Short Intermediate Securities Fund	371	—	371	1,717	2,088
U.S. Government Short Fixed Income Fund	4,091	—	4,091	—	4,091

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, continued

January 31, 2008

(Unaudited)

As of July 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

	Undistributed		Accumulated Earnings($)	Distributions Payable($)	Accumulated Capital & Other Losses($)	Unrealized Appreciation/ (Depreciation)($)**	Total Accumulated Earnings/ (Deficit)($)
	Ordinary Income($)	Long-Term Capital Gain($)
New Asia Growth Fund	3,221	6,105	9,326	—	(15)	36,528	45,839
International Stock Fund	—	12,692	12,692	—	(158)	45,137	57,671
Small Cap Fund	33,241	39,837	73,078	—	—	(11,534)	61,544
Mid-Cap Fund	1,841	5,803	7,644	—	—	3,539	11,183
Growth Stock Fund	16	—	16	—	(76,835)	2,625	(74,194)
Growth and Income Fund	—	7,925	7,925	—	—	1,047	8,972
Value Fund	16,899	7,045	23,944	—	—	3,525	27,469
High Grade Core Fixed Income Fund	—	—	—	(41)	(4,145)	(412)	(4,598)
High Grade Short Intermediate Fixed Income Fund	1	—	1	(8)	(2,298)	(168)	(2,473)
U.S. Government Short Fixed Income Fund	11	—	11	(11)	(2,865)	80	(2,785)

	Undistributed			Accumulated Earnings($)	Distributions Payable($)	Accumulated Capital & Other Losses($)	Unrealized Appreciation/ (Depreciation)($)**	Total Accumulated Earnings/ (Deficit)($)
	Tax-Exempt Income($)	Ordinary Income($)	Long-Term Capital Gain($)
Tax-Free Securities Fund	36	92	189	317	(36)	—	11,281	11,562
Tax-Free Short Intermediate Securities Fund	6	—	—	6	(5)	(763)	52	(710)

**	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and return of capital adjustments.

As of the latest tax year end of July 31, 2007, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires
	2011 ($)	2012 ($)	2013 ($)	2014 ($)	2015 ($)
Growth Stock Fund	76,835,141	—	—	—	—
High Grade Core Fixed Income Fund	—	—	—	95,740	4,049,578
High Grade Short Intermediate Fixed Income Fund	—	—	55,178	605,203	1,571,661
Tax-Free Short Intermediate Securities Fund	—	—	14,258	18,908	657,223
U.S. Government Short Fixed Income Fund	—	32,741	1,268,106	889,880	668,108

PACIFIC CAPITAL FUNDS

Notes to Financial Statements, concluded

January 31, 2008

(Unaudited)

During the year ended July 31, 2007, the International Stock Fund, Growth Stock Fund and Growth and Income Fund utilized $12,145, $13,688 and $11,592 in capital loss carryforwards (in thousands), respectively.

Under current tax law, capital and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The following Funds have deferred losses, which will be treated as arising on the first day of the fiscal year to end July 31, 2008:

	Post October Capital Losses ($)	Post October Foreign Currency Losses ($)
New Asia Growth Fund	—	14,802
High Grade Core Fixed Income Fund	—	157,511
High Grade Short Intermediate Fixed Income Fund	65,889	—
Tax-Free Short Intermediate Securities Fund	72,563	—
U.S. Government Short Fixed Income Fund	6,638	—

As required, effective November 30, 2007, the Funds adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-than-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities. The adoption of FIN 48 did not impact the Funds’ net assets or results of operations.

7.	Legal and Regulatory Matters

Management of the Funds has reported to the Funds’ Board of Trustees (the “Board”) that, like many U.S. financial services companies, the Funds and certain of its affiliates have from time to time received formal requests for information from various governmental and self-regulatory agencies in connection with investigations related to mutual funds. Management has advised the Board that the Funds and their affiliates have cooperated fully with each request.

Citi Fund Services, Inc., certain affiliates of which provide various services to the Trust as described in footnote 4, has reached a settlement with the SEC regarding the SEC’s investigation related to its past payment of certain marketing and other expenses with respect to certain of its mutual fund clients. Fund management has not determined the degree, if any, to which the Funds are affected by the settlement. Based on management’s review and consideration of the matter to date, management does not believe the Funds’ financial statements would be adversely impacted as a result of this investigation.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities				Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2008 (Unaudited)	$22.06	$0.07	$1.47		$1.54	$(0.11)	$(3.70)	$(3.81)	$19.79	5.89%	$4,780	1.57%	0.47%	1.72%	31.14%
Year Ended July 31, 2007	16.84	0.22	7.05		7.27	(0.22)	(1.83)	(2.05)	22.06	46.07	3,207	1.62	1.14	1.77	37.50
Year Ended July 31, 2006	15.52	0.10	2.12		2.22	(0.10)	(0.80)	(0.90)	16.84	15.00	2,157	1.76	0.64	2.08	44.10
Year Ended July 31, 2005	11.46	0.11 (f)	4.07	(f)	4.18	(0.12)	—	(0.12)	15.52	36.68	1,770	1.96	0.84	2.48	44.06
Year Ended July 31, 2004	9.77	0.08	1.68		1.76	(0.07)	—	(0.07)	11.46	17.94	1,386	1.88	0.52	2.39	78.13
Year Ended July 31, 2003	9.83	0.02	(0.07)		(0.05)	(0.01)	—	(0.01)	9.77	(0.47)	1,264	2.10	0.22	2.61	110.44
CLASS B
Period Ended January 31, 2008 (Unaudited)	$20.99	$(0.01)	$1.41		$1.40	$(0.06)	$(3.70)	$(3.76)	$18.63	5.51%	$574	2.32%	(0.20%)	2.32%	31.14%
Year Ended July 31, 2007	16.13	0.06	6.73		6.79	(0.10)	(1.83)	(1.93)	20.99	44.97	679	2.37	0.35	2.37	37.50
Year Ended July 31, 2006	14.97	—	2.01		2.01	(0.05)	(0.80)	(0.85)	16.13	14.05	639	2.51	(0.04)	2.57	44.10
Year Ended July 31, 2005	11.09	0.01 (f)	3.93	(f)	3.94	(0.06)	—	(0.06)	14.97	35.66	446	2.71	0.09	2.73	44.06
Year Ended July 31, 2004	9.48	(0.02)	1.65		1.63	(0.02)	—	(0.02)	11.09	17.18	369	2.64	(0.23)	2.65	78.13
Year Ended July 31, 2003	9.60	(0.04)	(0.08)		(0.12)	—	—	—	9.48	(1.25)	424	2.85	(0.51)	2.86	110.44
CLASS C
Period Ended January 31, 2008 (Unaudited)	$20.97	$(0.02)	$1.41		$1.39	$(0.06)	$(3.70)	$(3.76)	$18.60	5.48%	$689	2.32%	(0.28%)	2.32%	31.14%
Year Ended July 31, 2007	16.12	0.07	6.72		6.79	(0.11)	(1.83)	(1.94)	20.97	44.96	580	2.37	0.37	2.37	37.50
Year Ended July 31, 2006	14.96	(0.01)	2.02		2.01	(0.05)	(0.80)	(0.85)	16.12	14.08	413	2.51	(0.10)	2.57	44.10
Year Ended July 31, 2005	11.09	0.04 (f)	3.91	(f)	3.95	(0.08)	—	(0.08)	14.96	35.73	272	2.70	0.27	2.74	44.06
Period Ended July 31, 2004*	11.98	(0.01)	(0.88)		(0.89)	—	—	—	11.09	(7.43)	9	2.53	(0.66)	2.53	78.13
CLASS Y
Period Ended January 31, 2008 (Unaudited)	$22.39	$0.09	$1.50		$1.59	$(0.14)	$(3.70)	$(3.84)	$20.14	5.99%	$115,907	1.32%	0.76%	1.32%	31.14%
Year Ended July 31, 2007	17.07	0.26	7.15		7.41	(0.26)	(1.83)	(2.09)	22.39	46.36	113,393	1.37	1.38	1.37	37.50
Year Ended July 31, 2006	15.72	0.14	2.15		2.29	(0.14)	(0.80)	(0.94)	17.07	15.26	85,836	1.51	0.98	1.57	44.10
Year Ended July 31, 2005	11.60	0.15 (f)	4.13	(f)	4.28	(0.16)	—	(0.16)	15.72	37.07	44,092	1.71	1.13	1.73	44.06
Year Ended July 31, 2004	9.89	0.11	1.70		1.81	(0.10)	—	(0.10)	11.60	18.21	29,827	1.63	0.80	1.64	78.13
Year Ended July 31, 2003	9.93	0.05	(0.06)		(0.01)	(0.03)	—	(0.03)	9.89	(0.13)	23,937	1.85	0.59	1.86	110.44

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	Amounts calculated using the daily average shares method.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

International Stock Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities				Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2008 (Unaudited)	$13.57	$—	(f)	$(0.48)	$(0.48)	$(0.02)	$(0.88)	$(0.90)	$12.19	(4.06%)	$1,611	1.33%	0.09%	1.58%	25.15%
Year Ended July 31, 2007	10.81	0.11		2.77	2.88	(0.12)	—	(0.12)	13.57	26.68	1,221	1.35	0.86	1.60	47.50
Year Ended July 31, 2006	8.95	0.07		1.87	1.94	(0.08)	—	(0.08)	10.81	21.65	999	1.48	0.68	1.90	46.18
Year Ended July 31, 2005	7.41	0.05	(g)	1.52 (g)	1.57	(0.03)	—	(0.03)	8.95	21.17	949	1.73	0.60	2.35	37.98
Year Ended July 31, 2004	6.46	(0.01)		0.96	0.95	—	—	—	7.41	14.71	884	1.78	(0.05)	2.38	237.06
Year Ended July 31, 2003	6.37	0.03		0.06	0.09	—	—	—	6.46	1.41	874	1.84	0.43	2.44	178.04
CLASS B
Period Ended January 31, 2008 (Unaudited)	$12.87	$(0.04)		$(0.46)	$(0.50)	$— (f)	$(0.88)	$(0.88)	$11.49	(4.45%)	$508	2.08%	(0.53%)	2.18%	25.15%
Year Ended July 31, 2007	10.27	(0.01)		2.65	2.64	(0.04)	—	(0.04)	12.87	25.72	671	2.10	0.03	2.20	47.50
Year Ended July 31, 2006	8.54	(0.01)		1.77	1.76	(0.03)	—	(0.03)	10.27	20.63	673	2.23	(0.06)	2.39	46.18
Year Ended July 31, 2005	7.10	(0.01	)(g)	1.46 (g)	1.45	(0.01)	—	(0.01)	8.54	20.43	649	2.48	(0.16)	2.60	37.98
Year Ended July 31, 2004	6.24	(0.05)		0.91	0.86	—	—	—	7.10	13.78	608	2.53	(0.80)	2.63	237.06
Year Ended July 31, 2003	6.18	(0.03)		0.09	0.06	—	—	—	6.24	0.97	536	2.59	(0.36)	2.69	178.04
CLASS C
Period Ended January 31, 2008 (Unaudited)	$12.85	$(0.04)		$(0.46)	$(0.50)	$— (f)	$(0.88)	$(0.88)	$11.47	(4.45%)	$561	2.08%	(0.54%)	2.18%	25.15%
Year Ended July 31, 2007	10.27	—	(f)	2.62	2.62	(0.04)	—	(0.04)	12.85	25.53	600	2.10	0.06	2.20	47.50
Year Ended July 31, 2006	8.53	(0.01)		1.78	1.77	(0.03)	—	(0.03)	10.27	20.78	601	2.23	(0.04)	2.39	46.18
Year Ended July 31, 2005	7.10	0.05	(g)	1.39 (g)	1.44	(0.01)	—	(0.01)	8.53	20.30	494	2.42	0.57	2.55	37.98
Period Ended July 31, 2004*	7.48	(0.01)		(0.37)	(0.38)	—	—	—	7.10	(5.08)	9	2.60	(0.45)	2.71	237.06
CLASS Y
Period Ended January 31, 2008 (Unaudited)	$13.84	$0.02		$(0.50)	$(0.48)	$(0.03)	$(0.88)	$(0.91)	$12.45	(3.96%)	$236,215	1.08%	0.46%	1.18%	25.15%
Year Ended July 31, 2007	11.03	0.13		2.83	2.96	(0.15)	—	(0.15)	13.84	26.90	246,057	1.10	1.07	1.20	47.50
Year Ended July 31, 2006	9.13	0.09		1.91	2.00	(0.10)	—	(0.10)	11.03	21.90	209,795	1.23	1.15	1.39	46.18
Year Ended July 31, 2005	7.55	0.08	(g)	1.55 (g)	1.63	(0.05)	—	(0.05)	9.13	21.61	93,049	1.47	0.97	1.59	37.98
Year Ended July 31, 2004	6.57	0.01		0.97	0.98	—	—	—	7.55	14.92	59,165	1.53	0.20	1.63	237.06
Year Ended July 31, 2003	6.44	0.05		0.08	0.13	—	—	—	6.57	2.02	60,558	1.59	0.74	1.69	178.04

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	Less than $0.005 per share.
(g)	Amounts calculated using the daily average shares method.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities					Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2008 (Unaudited)	$18.29	$(0.06	)(f)	$(1.83)		$(1.89)	$—	$(2.91)	$(2.91)	$13.49	(11.80%)	$164,471	1.58%	(0.64%)	1.83%	65.55%
Year Ended July 31, 2007	17.67	(0.06	)(f)	2.09	(f)	2.03	—	(1.41)	(1.41)	18.29	11.39	228,985	1.57	(0.31)	1.82	164.61
Year Ended July 31, 2006	18.10	(0.07	)(f)	0.93	(f)	0.86	—	(1.29)	(1.29)	17.67	4.97	215,270	1.62	(0.40)	2.02	110.61
Year Ended July 31, 2005	16.52	(0.08	)(f)	4.39	(f)	4.31	—	(2.73)	(2.73)	18.10	27.98	103,700	1.63	(0.49)	2.26	67.75
Year Ended July 31, 2004	13.24	(0.02)		3.64		3.62	—	(0.34)	(0.34)	16.52	27.53	10,625	1.55	(0.37)	2.15	90.26
Year Ended July 31, 2003	12.15	(0.01)		2.59		2.58	(0.02)	(1.47)	(1.49)	13.24	24.62	1,595	1.60	(0.08)	2.20	105.27
CLASS B
Period Ended January 31, 2008 (Unaudited)	$16.99	$(0.11	)(f)	$(1.68)		$(1.79)	$—	$(2.91)	$(2.91)	$12.29	(12.12%)	$1,825	2.33%	(1.39%)	2.43%	65.55%
Year Ended July 31, 2007	16.62	(0.19	)(f)	1.97	(f)	1.78	—	(1.41)	(1.41)	16.99	10.57	2,510	2.32	(1.06)	2.42	164.61
Year Ended July 31, 2006	17.22	(0.19	)(f)	0.88	(f)	0.69	—	(1.29)	(1.29)	16.62	4.14	3,093	2.37	(1.11)	2.53	110.61
Year Ended July 31, 2005	15.94	(0.21)		4.22		4.01	—	(2.73)	(2.73)	17.22	27.09	3,555	2.35	(1.29)	2.46	67.75
Year Ended July 31, 2004	12.89	(0.17)		3.56		3.39	—	(0.34)	(0.34)	15.94	26.48	3,099	2.29	(1.12)	2.39	90.26
Year Ended July 31, 2003	11.92	(0.08)		2.52		2.44	—	(1.47)	(1.47)	12.89	23.74	2,476	2.35	(0.83)	2.45	105.27
CLASS C
Period Ended January 31, 2008 (Unaudited)	$17.00	$(0.11	)(f)	$(1.68)		$(1.79)	$—	$(2.91)	$(2.91)	$12.30	(12.12%)	$21,007	2.33%	(1.39%)	2.43%	65.55%
Year Ended July 31, 2007	16.63	(0.19	)(f)	1.97	(f)	1.78	—	(1.41)	(1.41)	17.00	10.56	24,083	2.32	(1.05)	2.42	164.61
Year Ended July 31, 2006	17.23	(0.20	)(f)	0.89	(f)	0.69	—	(1.29)	(1.29)	16.63	4.19	14,908	2.37	(1.15)	2.53	110.61
Year Ended July 31, 2005	15.95	(0.21	)(f)	4.22	(f)	4.01	—	(2.73)	(2.73)	17.23	27.00	5,832	2.40	(1.33)	2.54	67.75
Period Ended July 31, 2004*	15.84	(0.03)		0.14		0.11	—	—	—	15.95	0.69	46	2.32	(1.27)	2.42	90.26
CLASS Y
Period Ended January 31, 2008 (Unaudited)	$18.61	$(0.03	)(f)	$(1.88)		$(1.91)	$—	$(2.91)	$(2.91)	$13.79	(11.70%)	$200,859	1.33%	(0.39%)	1.43%	65.55%
Year Ended July 31, 2007	17.92	(0.01	)(f)	2.11	(f)	2.10	—	(1.41)	(1.41)	18.61	11.64	280,870	1.32	(0.04)	1.42	164.61
Year Ended July 31, 2006	18.29	(0.03	)(f)	0.95	(f)	0.92	—	(1.29)	(1.29)	17.92	5.26	197,701	1.37	(0.14)	1.53	110.61
Year Ended July 31, 2005	16.63	(0.05)		4.44		4.39	—	(2.73)	(2.73)	18.29	28.30	125,299	1.35	(0.29)	1.46	67.75
Year Ended July 31, 2004	13.30	(0.02)		3.69		3.67	—	(0.34)	(0.34)	16.63	27.78	117,641	1.29	(0.12)	1.39	90.26
Year Ended July 31, 2003	12.18	0.03		2.60		2.63	(0.04)	(1.47)	(1.51)	13.30	24.96	85,520	1.35	0.19	1.45	105.27

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	Amounts calculated using the daily average shares method.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2008 (Unaudited)	$12.17	$0.01	$(1.35)	$(1.34)	$(0.01)	$(1.24)	$(1.25)	$9.58	(11.72%)	$589	1.14%	0.23%	1.54%	66.46%
Year Ended July 31, 2007	12.21	0.05	1.76	1.81	(0.05)	(1.80)	(1.85)	12.17	15.63	693	1.07	0.44	1.60	117.44
Year Ended July 31, 2006	12.75	0.01	0.22	0.23	(0.02)	(0.75)	(0.77)	12.21	1.78	886	1.05	0.10	1.69	101.34
Year Ended July 31, 2005	10.33	0.03	2.42	2.45	(0.03)	—	(0.03)	12.75	23.69	760	1.05	0.25	1.95	97.23
Period Ended July 31, 2004*	10.00	0.02	0.33	0.35	(0.02)	—	(0.02)	10.33	3.50	186	1.05	0.34	2.08	47.75
CLASS C
Period Ended January 31, 2008 (Unaudited)	$11.93	$(0.03)	$(1.32)	$(1.35)	$—	$(1.24)	$(1.24)	$9.34	(12.06%)	$425	1.89%	(0.51%)	2.14%	66.46%
Year Ended July 31, 2007	12.07	(0.05)	1.74	1.69	(0.03)	(1.80)	(1.83)	11.93	14.73	482	1.82	(0.29)	2.20	117.44
Year Ended July 31, 2006	12.68	(0.08)	0.22	0.14	—	(0.75)	(0.75)	12.07	1.07	547	1.80	(0.64)	2.18	101.34
Year Ended July 31, 2005	10.32	(0.03)	2.39	2.36	—	—	—	12.68	22.87	509	1.80	(0.50)	2.21	97.23
Period Ended July 31, 2004**	10.23	(0.01)	0.10	0.09	—	—	—	10.32	0.88	10	1.80	(0.52)	2.35	47.75
CLASS Y
Period Ended January 31, 2008 (Unaudited)	$12.19	$0.03	$(1.35)	$(1.32)	$(0.03)	$(1.24)	$(1.27)	$9.60	(11.59%)	$63,797	0.89%	0.48%	1.14%	66.46%
Year Ended July 31, 2007	12.23	0.08	1.76	1.84	(0.08)	(1.80)	(1.88)	12.19	15.87	70,422	0.82	0.65	1.20	117.44
Year Ended July 31, 2006	12.76	0.04	0.22	0.26	(0.04)	(0.75)	(0.79)	12.23	2.06	73,195	0.80	0.35	1.18	101.34
Year Ended July 31, 2005	10.34	0.05	2.42	2.47	(0.05)	—	(0.05)	12.76	23.92	83,141	0.80	0.47	1.19	97.23
Year Ended July 31, 2004*	10.00	0.03	0.34	0.37	(0.03)	—	(0.03)	10.34	3.69	30,689	0.80	0.60	1.35	47.75

*	For the period from December 30, 2003 (commencement of operations) to July 31, 2004.
**	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities					Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2008 (Unaudited)	$9.53	$0.02		$(0.47)		$(0.45)	$(0.02)	$—	$(0.02)	$9.06	(4.68%)	$7,371	1.15%	0.41%	1.50%	47.51%
Year Ended July 31, 2007	8.40	(0.01)		1.14		1.13	— (f)	—	— (f)	9.53	13.49	7,957	1.34	(0.03)	1.51	192.57
Year Ended July 31, 2006	8.67	(0.02	)(g)	(0.25	)(g)	(0.27)	—	—	—	8.40	(3.11)	7,979	1.39	(0.28)	1.73	191.06
Year Ended July 31, 2005	7.87	—		0.81		0.81	(0.01)	—	(0.01)	8.67	10.29	9,997	1.40	(0.06)	1.91	174.37	(h)
Year Ended July 31, 2004	7.60	(0.05)		0.32		0.27	—	—	—	7.87	3.55	10,875	1.35	(0.56)	1.85	60.70
Year Ended July 31, 2003	6.90	(0.04)		0.74		0.70	—	—	—	7.60	10.14	11,231	1.35	(0.58)	1.85	33.11
CLASS B
Period Ended January 31, 2008 (Unaudited)	$8.81	$(0.02)		$(0.43)		$(0.45)	$(0.01)	$—	$(0.01)	$8.35	(5.10%)	$4,293	1.90%	(0.32%)	2.10%	47.51%
Year Ended July 31, 2007	7.82	(0.09)		1.08		0.99	— (f)	—	— (f)	8.81	12.69	5,956	2.09	(0.78)	2.11	192.57
Year Ended July 31, 2006	8.14	(0.08	)(g)	(0.24	)(g)	(0.32)	—	—	—	7.82	(3.93)	8,898	2.14	(1.03)	2.20	191.06
Year Ended July 31, 2005	7.43	(0.07)		0.78		0.71	—	—	—	8.14	9.56	12,127	2.15	(0.82)	2.16	174.37	(h)
Year Ended July 31, 2004	7.23	(0.11)		0.31		0.20	—	—	—	7.43	2.77	12,804	2.10	(1.31)	2.10	60.70
Year Ended July 31, 2003	6.62	(0.09)		0.70		0.61	—	—	—	7.23	9.21	13,630	2.10	(1.33)	2.10	33.11
CLASS C
Period Ended January 31, 2008 (Unaudited)	$8.80	$(0.02)		$(0.42)		$(0.44)	$(0.01)	$—	$(0.01)	$8.35	(4.99%)	$1,602	1.90%	(0.34%)	2.10%	47.51%
Year Ended July 31, 2007	7.82	(0.08)		1.06		0.98	— (f)	—	— (f)	8.80	12.55	1,851	2.09	(0.78)	2.11	192.57
Year Ended July 31, 2006	8.13	(0.08	)(g)	(0.23	)(g)	(0.31)	—	—	—	7.82	(3.81)	1,926	2.14	(1.03)	2.20	191.06
Year Ended July 31, 2005	7.43	(0.05)		0.76		0.71	(0.01)	—	(0.01)	8.13	9.59	1,987	2.15	(1.15)	2.18	174.37	(h)
Period Ended July 31, 2004*	7.69	(0.02)		(0.24)		(0.26)	—	—	—	7.43	(3.38)	11	2.13	(1.24)	2.13	60.70
CLASS Y
Period Ended January 31, 2008 (Unaudited)	$9.84	$0.03		$(0.48)		$(0.45)	$(0.03)	$—	$(0.03)	$9.36	(4.55%)	$137,950	0.90%	0.66%	1.10%	47.51%
Year Ended July 31, 2007	8.66	0.02		1.17		1.19	(0.01)	—	(0.01)	9.84	13.78	153,583	1.09	0.22	1.11	192.57
Year Ended July 31, 2006	8.92	—	(g)	(0.26	)(g)	(0.26)	—	—	—	8.66	(2.91)	144,801	1.14	(0.03)	1.20	191.06
Year Ended July 31, 2005	8.09	0.02		0.83		0.85	(0.02)	—	(0.02)	8.92	10.50	218,750	1.15	0.19	1.16	174.37	(h)
Year Ended July 31, 2004	7.79	(0.03)		0.33		0.30	—	—	—	8.09	3.85	237,799	1.10	(0.31)	1.10	60.70
Year Ended July 31, 2003	7.06	(0.02)		0.75		0.73	—	—	—	7.79	10.34	251,310	1.10	(0.33)	1.10	33.11

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	Less than $0.005 per share.
(g)	Amounts calculated using the daily average shares method.
(h)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cashflows into and out of the Fund, as well as tactical portfolio adjustments made in response to conditions in the energy and raw materials markets. The basic characteristics of the Fund in terms of market capitalization, style, and diversification have not changed.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth and Income Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2008 (Unaudited)	$14.58	$0.06	$(0.74)	$(0.68)	$(0.06)	$(0.79)	$(0.85)	$13.05	(5.10%)	$5,224	1.14%	0.81%	1.49%	29.28%
Year Ended July 31, 2007	13.32	0.07	1.27	1.34	(0.08)	—	(0.08)	14.58	10.06	6,022	1.31	0.51	1.48	170.64
Year Ended July 31, 2006	13.32	0.04	—	0.04	(0.04)	—	(0.04)	13.32	0.28	5,519	1.38	0.29	1.71	170.39
Year Ended July 31, 2005	11.65	0.06	1.67	1.73	(0.06)	—	(0.06)	13.32	14.83	5,554	1.42	0.42	1.94	181.04	(f)
Year Ended July 31, 2004	10.69	0.01	0.96	0.97	(0.01)	—	(0.01)	11.65	9.11	5,539	1.38	0.12	1.88	48.46
Year Ended July 31, 2003	9.89	0.02	0.80	0.82	(0.02)	—	(0.02)	10.69	8.31	5,548	1.37	0.24	1.87	46.92
CLASS B
Period Ended January 31, 2008 (Unaudited)	$13.66	$— (g)	$(0.69)	$(0.69)	$(0.01)	$(0.79)	$(0.80)	$12.17	(5.47%)	$2,238	1.89%	0.06%	2.09%	29.28%
Year Ended July 31, 2007	12.51	(0.04)	1.20	1.16	(0.01)	—	(0.01)	13.66	9.24	3,141	2.06	(0.20)	2.08	170.64
Year Ended July 31, 2006	12.57	(0.07)	0.01	(0.06)	—	—	—	12.51	(0.48)	5,330	2.13	(0.44)	2.19	170.39
Year Ended July 31, 2005	11.06	(0.04)	1.58	1.54	(0.03)	—	(0.03)	12.57	13.93	7,193	2.17	(0.33)	2.19	181.04	(f)
Year Ended July 31, 2004	10.21	(0.07)	0.92	0.85	—	—	—	11.06	8.33	7,509	2.13	(0.63)	2.13	48.46
Year Ended July 31, 2003	9.50	(0.05)	0.76	0.71	—	—	—	10.21	7.47	7,507	2.12	(0.51)	2.12	46.92
CLASS C
Period Ended January 31, 2008 (Unaudited)	$13.65	$— (g)	$(0.70)	$(0.70)	$(0.01)	$(0.79)	$(0.80)	$12.15	(5.55%)	$1,689	1.89%	0.06%	2.09%	29.28%
Year Ended July 31, 2007	12.50	(0.03)	1.19	1.16	(0.01)	—	(0.01)	13.65	9.25	1,774	2.06	(0.23)	2.08	170.64
Year Ended July 31, 2006	12.56	(0.06)	—	(0.06)	—	—	—	12.50	(0.48)	1,913	2.13	(0.45)	2.19	170.39
Year Ended July 31, 2005	11.06	(0.02)	1.57	1.55	(0.05)	—	(0.05)	12.56	14.00	1,911	2.17	(0.74)	2.20	181.04	(f)
Period Ended July 31, 2004*	11.17	(0.02)	(0.09)	(0.11)	—	—	—	11.06	(0.98)	10	2.17	(0.78)	2.17	48.46
CLASS Y
Period Ended January 31, 2008 (Unaudited)	$14.70	$0.07	$(0.76)	$(0.69)	$(0.07)	$(0.79)	$(0.86)	$13.15	(5.08%)	$129,962	0.89%	1.05%	1.09%	29.28%
Year Ended July 31, 2007	13.42	0.12	1.28	1.40	(0.12)	—	(0.12)	14.70	10.39	144,123	1.06	0.77	1.08	170.64
Year Ended July 31, 2006	13.42	0.07	—	0.07	(0.07)	—	(0.07)	13.42	0.52	152,521	1.13	0.54	1.19	170.39
Year Ended July 31, 2005	11.73	0.09	1.68	1.77	(0.08)	—	(0.08)	13.42	15.12	136,311	1.17	0.67	1.19	181.04	(f)
Year Ended July 31, 2004	10.76	0.05	0.96	1.01	(0.04)	—	(0.04)	11.73	9.39	127,883	1.13	0.38	1.13	48.46
Year Ended July 31, 2003	9.96	0.04	0.80	0.84	(0.04)	—	(0.04)	10.76	8.52	138,027	1.12	0.49	1.12	46.92

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cashflows into and out of the Fund, as well as tactical portfolio adjustments made in response to conditions in the energy and raw materials markets. The basic characteristics of the Fund in terms of market capitalization, style, and diversification have not changed.
(g)	Less than $0.005 per share.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Value Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2008 (Unaudited)	$10.55	$0.06	$(0.68)	$(0.62)	$(0.06)	$(1.75)	$(1.81)	$8.12	(6.69%)	$2,298	1.13%	1.30%	1.48%	53.90%
Year Ended July 31, 2007	10.69	0.12	1.15	1.27	(0.12)	(1.29)	(1.41)	10.55	12.10	2,962	1.28	1.05	1.45	183.84
Year Ended July 31, 2006	9.87	0.09	0.83	0.92	(0.10)	—	(0.10)	10.69	9.39	2,991	1.34	0.91	1.67	141.07
Year Ended July 31, 2005	8.37	0.08	1.50	1.58	(0.08)	—	(0.08)	9.87	18.75	2,910	1.36	0.78	1.87	129.24	(f)
Year Ended July 31, 2004	7.37	0.06	1.00	1.06	(0.06)	—	(0.06)	8.37	14.52	2,477	1.33	0.63	1.83	73.48
Year Ended July 31, 2003	7.02	0.07	0.35	0.42	(0.07)	—	(0.07)	7.37	6.07	2,146	1.32	1.05	1.82	77.62
CLASS B
Period Ended January 31, 2008 (Unaudited)	$10.34	$0.03	$(0.67)	$(0.64)	$(0.03)	$(1.75)	$(1.78)	$7.92	(7.11%)	$830	1.88%	0.54%	2.08%	53.90%
Year Ended July 31, 2007	10.51	0.03	1.13	1.16	(0.04)	(1.29)	(1.33)	10.34	11.24	1,102	2.03	0.32	2.05	183.84
Year Ended July 31, 2006	9.70	0.02	0.81	0.83	(0.02)	—	(0.02)	10.51	8.57	1,433	2.09	0.17	2.15	141.07
Year Ended July 31, 2005	8.25	—	1.48	1.48	(0.03)	—	(0.03)	9.70	18.00	1,460	2.11	0.04	2.12	129.24	(f)
Year Ended July 31, 2004	7.27	—	0.99	0.99	(0.01)	—	(0.01)	8.25	13.55	1,349	2.08	(0.11)	2.08	73.48
Year Ended July 31, 2003	6.93	0.02	0.34	0.36	(0.02)	—	(0.02)	7.27	5.22	1,291	2.07	0.31	2.07	77.62
CLASS C
Period Ended January 31, 2008 (Unaudited)	$10.37	$0.03	$(0.67)	$(0.64)	$(0.03)	$(1.75)	$(1.78)	$7.95	(7.05%)	$1,719	1.88%	0.54%	2.08%	53.90%
Year Ended July 31, 2007	10.54	0.03	1.13	1.16	(0.04)	(1.29)	(1.33)	10.37	11.21	1,831	2.03	0.31	2.05	183.84
Year Ended July 31, 2006	9.74	0.02	0.81	0.83	(0.03)	—	(0.03)	10.54	8.57	2,082	2.09	0.16	2.15	141.07
Year Ended July 31, 2005	8.25	—	1.50	1.50	(0.01)	—	(0.01)	9.74	18.00	1,833	2.11	(0.19)	2.14	129.24	(f)
Period Ended July 31, 2004*	8.19	—	0.06	0.06	—	—	—	8.25	0.87	10	2.11	(0.05)	2.11	73.48
CLASS Y
Period Ended January 31, 2008 (Unaudited)	$10.57	$0.08	$(0.68)	$(0.60)	$(0.08)	$(1.75)	$(1.83)	$8.14	(6.56%)	$128,472	0.88%	1.54%	1.08%	53.90%
Year Ended July 31, 2007	10.71	0.14	1.15	1.29	(0.14)	(1.29)	(1.43)	10.57	12.33	143,807	1.03	1.30	1.05	183.84
Year Ended July 31, 2006	9.89	0.13	0.82	0.95	(0.13)	—	(0.13)	10.71	9.64	145,676	1.09	1.18	1.15	141.07
Year Ended July 31, 2005	8.39	0.10	1.50	1.60	(0.10)	—	(0.10)	9.89	19.12	182,279	1.11	1.05	1.12	129.24	(f)
Year Ended July 31, 2004	7.38	0.08	1.01	1.09	(0.08)	—	(0.08)	8.39	14.76	178,389	1.08	0.89	1.08	73.48
Year Ended July 31, 2003	7.03	0.09	0.35	0.44	(0.09)	—	(0.09)	7.38	6.32	210,881	1.07	1.30	1.07	77.62

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cashflows into and out of the Fund, as well as tactical portfolio adjustments made in response to conditions in the energy and raw materials markets. The basic characteristics of the Fund in terms of market capitalization, style, and diversification have not changed.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2008 (Unaudited)	$10.62	$0.24	$0.43	$0.67	$(0.24)	$—	$(0.24)	$11.05	6.42%	$3,179	0.94%	4.56%	1.24%	36.02%
Year Ended July 31, 2007	10.61	0.50	—	0.50	(0.49)	—	(0.49)	10.62	4.75	3,115	0.93	4.67	1.23	66.38
Year Ended July 31, 2006	11.02	0.44	(0.41)	0.03	(0.44)	— (f)	(0.44)	10.61	0.29	3,689	0.96	4.06	1.45	85.53
Year Ended July 31, 2005	11.05	0.40	—	0.40	(0.40)	(0.03)	(0.43)	11.02	3.67	4,577	1.00	3.58	1.67	27.95
Year Ended July 31, 2004	11.28	0.42	(0.03)	0.39	(0.42)	(0.20)	(0.62)	11.05	3.46	5,222	0.98	3.72	1.63	48.55
Year Ended July 31, 2003	11.22	0.47	0.17	0.64	(0.47)	(0.11)	(0.58)	11.28	5.76	8,841	0.97	4.04	1.62	52.53
CLASS B
Period Ended January 31, 2008 (Unaudited)	$10.60	$0.20	$0.43	$0.63	$(0.20)	$—	$(0.20)	$11.03	6.03%	$1,307	1.69%	3.81%	1.84%	36.02%
Year Ended July 31, 2007	10.59	0.42	—	0.42	(0.41)	—	(0.41)	10.60	3.98	1,634	1.68	3.91	1.83	66.38
Year Ended July 31, 2006	11.00	0.36	(0.41)	(0.05)	(0.36)	— (f)	(0.36)	10.59	(0.45)	2,944	1.71	3.32	1.92	85.53
Year Ended July 31, 2005	11.03	0.32	—	0.32	(0.32)	(0.03)	(0.35)	11.00	2.90	4,019	1.75	2.83	1.92	27.95
Year Ended July 31, 2004	11.26	0.33	(0.03)	0.30	(0.33)	(0.20)	(0.53)	11.03	2.70	4,397	1.73	2.97	1.88	48.55
Year Ended July 31, 2003	11.20	0.38	0.17	0.55	(0.38)	(0.11)	(0.49)	11.26	4.96	5,193	1.72	3.30	1.87	52.53
CLASS C
Period Ended January 31, 2008 (Unaudited)	$10.60	$0.20	$0.43	$0.63	$(0.20)	$—	$(0.20)	$11.03	6.03%	$982	1.69%	3.81%	1.84%	36.02%
Year Ended July 31, 2007	10.59	0.42	—	0.42	(0.41)	—	(0.41)	10.60	3.98	964	1.68	3.90	1.83	66.38
Year Ended July 31, 2006	11.00	0.36	(0.41)	(0.05)	(0.36)	— (f)	(0.36)	10.59	(0.45)	1,322	1.71	3.34	1.92	85.53
Year Ended July 31, 2005	11.02	0.32	0.01	0.33	(0.32)	(0.03)	(0.35)	11.00	3.00	1,188	1.75	2.90	1.93	27.95
Period Ended July 31, 2004*	11.02	0.08	—	0.08	(0.08)	—	(0.08)	11.02	0.76	10	1.75	2.98	1.90	48.55
CLASS Y
Period Ended January 31, 2008 (Unaudited)	$10.68	$0.26	$0.44	$0.70	$(0.26)	$—	$(0.26)	$11.12	6.61%	$295,379	0.69%	4.77%	0.84%	36.02%
Year Ended July 31, 2007	10.67	0.53	—	0.53	(0.52)	—	(0.52)	10.68	4.98	308,116	0.68	4.88	0.83	66.38
Year Ended July 31, 2006	11.09	0.47	(0.42)	0.05	(0.47)	— (f)	(0.47)	10.67	0.45	287,360	0.71	4.30	0.92	85.53
Year Ended July 31, 2005	11.12	0.43	—	0.43	(0.43)	(0.03)	(0.46)	11.09	3.90	294,240	0.74	3.81	0.91	27.95
Year Ended July 31, 2004	11.35	0.45	(0.03)	0.42	(0.45)	(0.20)	(0.65)	11.12	3.73	268,129	0.73	3.97	0.88	48.55
Year Ended July 31, 2003	11.29	0.50	0.17	0.67	(0.50)	(0.11)	(0.61)	11.35	6.00	235,902	0.72	4.30	0.87	52.53

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	Less than $0.005 per share.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2008 (Unaudited)	$10.05	$0.21	$0.12	$0.33	$(0.21)	$(0.01)	$(0.22)	$10.16	3.34%	$5,419	0.94%	4.18%	1.24%	12.11%
Year Ended July 31, 2007	10.11	0.41	(0.05)	0.36	(0.41)	(0.01)	(0.42)	10.05	3.57	5,513	0.93	4.02	1.23	19.29
Year Ended July 31, 2006	10.52	0.40	(0.28)	0.12	(0.40)	(0.13)	(0.53)	10.11	1.19	6,209	0.98	3.87	1.48	59.63	(f)
Year Ended July 31, 2005	10.72	0.41	(0.04)	0.37	(0.41)	(0.16)	(0.57)	10.52	3.49	8,973	1.00	3.83	1.67	8.65
Year Ended July 31, 2004	10.75	0.44	0.02	0.46	(0.44)	(0.05)	(0.49)	10.72	4.32	9,928	0.97	4.03	1.62	8.87
Year Ended July 31, 2003	10.86	0.43	(0.05)	0.38	(0.43)	(0.06)	(0.49)	10.75	3.54	11,829	0.96	3.93	1.61	1.24
CLASS B
Period Ended January 31, 2008 (Unaudited)	$10.05	$0.17	$0.12	$0.29	$(0.17)	$(0.01)	$(0.18)	$10.16	2.96%	$846	1.69%	3.42%	1.84%	12.11%
Year Ended July 31, 2007	10.11	0.33	(0.05)	0.28	(0.33)	(0.01)	(0.34)	10.05	2.80	1,103	1.68	3.24	1.83	19.29
Year Ended July 31, 2006	10.52	0.32	(0.28)	0.04	(0.32)	(0.13)	(0.45)	10.11	0.44	2,375	1.73	3.11	1.94	59.63	(f)
Year Ended July 31, 2005	10.72	0.33	(0.04)	0.29	(0.33)	(0.16)	(0.49)	10.52	2.71	3,344	1.75	3.08	1.92	8.65
Year Ended July 31, 2004	10.75	0.35	0.02	0.37	(0.35)	(0.05)	(0.40)	10.72	3.55	4,054	1.72	3.28	1.87	8.87
Year Ended July 31, 2003	10.85	0.35	(0.04)	0.31	(0.35)	(0.06)	(0.41)	10.75	2.86	4,643	1.71	3.18	1.86	1.24
CLASS C
Period Ended January 31, 2008 (Unaudited)	$10.05	$0.17	$0.13	$0.30	$(0.17)	$(0.01)	$(0.18)	$10.17	3.05%	$11	1.69%	3.42%	1.84%	12.11%
Year Ended July 31, 2007	10.11	0.33	(0.05)	0.28	(0.33)	(0.01)	(0.34)	10.05	2.79	11	1.68	3.27	1.83	19.29
Year Ended July 31, 2006	10.53	0.32	(0.29)	0.03	(0.32)	(0.13)	(0.45)	10.11	0.35	10	1.73	3.11	1.94	59.63	(f)
Year Ended July 31, 2005	10.72	0.33	(0.03)	0.30	(0.33)	(0.16)	(0.49)	10.53	2.83	10	1.74	3.09	1.90	8.65
Period Ended July 31, 2004*	10.72	0.09	—	0.09	(0.09)	—	(0.09)	10.72	0.82	10	1.74	3.22	1.89	8.87
CLASS Y
Period Ended January 31, 2008 (Unaudited)	$10.09	$0.22	$0.12	$0.34	$(0.22)	$(0.01)	$(0.23)	$10.20	3.46%	$270,573	0.69%	4.41%	0.84%	12.11%
Year Ended July 31, 2007	10.15	0.43	(0.05)	0.38	(0.43)	(0.01)	(0.44)	10.09	3.81	282,671	0.68	4.25	0.83	19.29
Year Ended July 31, 2006	10.57	0.42	(0.29)	0.13	(0.42)	(0.13)	(0.55)	10.15	1.34	287,126	0.73	4.09	0.94	59.63	(f)
Year Ended July 31, 2005	10.76	0.44	(0.03)	0.41	(0.44)	(0.16)	(0.60)	10.57	3.83	315,854	0.75	4.06	0.92	8.65
Year Ended July 31, 2004	10.79	0.47	0.02	0.49	(0.47)	(0.05)	(0.52)	10.76	4.59	343,890	0.72	4.28	0.87	8.87
Year Ended July 31, 2003	10.90	0.46	(0.05)	0.41	(0.46)	(0.06)	(0.52)	10.79	3.80	397,157	0.71	4.18	0.86	1.24

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	The portfolio turnover rate increased significantly during the period. This increase was attributable to cashflows into and out of the Fund, as well as tactical portfolio adjustments made in response to changing market conditions. The basic characteristics of the Fund in terms of market capitalization, style, and diversification have not changed.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

High Grade Short Intermediate Fixed Income Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2008 (Unaudited)	$9.54	$0.21	$0.32	$0.53	$(0.21)	$—	$(0.21)	$9.86	5.63%	$974	0.77%	4.35%	1.21%	33.66%
Year Ended July 31, 2007	9.53	0.42	0.01	0.43	(0.42)	—	(0.42)	9.54	4.61	984	0.77	4.43	1.22	88.15
Year Ended July 31, 2006	9.66	0.34	(0.13)	0.21	(0.34)	—	(0.34)	9.53	2.21	1,261	0.78	3.49	1.43	74.37
Year Ended July 31, 2005	9.80	0.26	(0.14)	0.12	(0.26)	— (f)	(0.26)	9.66	1.27	1,781	0.80	2.69	1.59	35.32
Year Ended July 31, 2004	9.97	0.25	(0.13)	0.12	(0.25)	(0.04)	(0.29)	9.80	1.11	1,724	0.80	2.48	1.55	49.42
Year Ended July 31, 2003	10.06	0.31	0.02	0.33	(0.31)	(0.11)	(0.42)	9.97	3.28	5,327	0.80	2.93	1.55	17.50
CLASS C
Period Ended January 31, 2008 (Unaudited)	$9.54	$0.17	$0.31	$0.48	$(0.17)	$—	$(0.17)	$9.85	5.13%	$506	1.52%	3.60%	1.81%	33.66%
Year Ended July 31, 2007	9.52	0.35	0.02	0.37	(0.35)	—	(0.35)	9.54	3.94	511	1.52	3.67	1.82	88.15
Year Ended July 31, 2006	9.65	0.27	(0.13)	0.14	(0.27)	—	(0.27)	9.52	1.45	675	1.53	2.80	1.89	74.37
Year Ended July 31, 2005	9.80	0.19	(0.15)	0.04	(0.19)	— (f)	(0.19)	9.65	0.40	631	1.55	1.99	1.84	35.32
Period Ended July 31, 2004*	9.84	0.04	(0.04)	—	(0.04)	—	(0.04)	9.80	0.04	10	1.55	1.75	1.82	49.42
CLASS Y
Period Ended January 31, 2008 (Unaudited)	$9.56	$0.22	$0.31	$0.53	$(0.22)	$—	$(0.22)	$9.87	5.64%	$65,141	0.52%	4.59%	0.81%	33.66%
Year Ended July 31, 2007	9.55	0.45	0.01	0.46	(0.45)	—	(0.45)	9.56	4.86	62,808	0.52	4.68	0.82	88.15
Year Ended July 31, 2006	9.68	0.36	(0.13)	0.23	(0.36)	—	(0.36)	9.55	2.46	60,257	0.53	3.74	0.89	74.37
Year Ended July 31, 2005	9.82	0.29	(0.14)	0.15	(0.29)	— (f)	(0.29)	9.68	1.52	85,991	0.55	2.93	0.84	35.32
Year Ended July 31, 2004	9.99	0.27	(0.13)	0.14	(0.27)	(0.04)	(0.31)	9.82	1.38	81,346	0.55	2.73	0.81	49.42
Year Ended July 31, 2003	10.09	0.33	0.01	0.34	(0.33)	(0.11)	(0.44)	9.99	3.41	88,824	0.55	3.23	0.80	17.50

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	Less than $0.005 per share.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2008 (Unaudited)	$10.02	$0.16	$0.23	$0.39	$(0.16)	$—	$(0.16)	$10.25	3.90%	$2,034	1.01%	3.10%	1.26%	19.34%
Year Ended July 31, 2007	10.05	0.31	(0.03)	0.28	(0.31)	—	(0.31)	10.02	2.84	2,175	0.99	3.10	1.23	68.09
Year Ended July 31, 2006	10.21	0.28	(0.16)	0.12	(0.28)	—	(0.28)	10.05	1.22	2,792	1.00	2.78	1.44	112.73	(f)
Year Ended July 31, 2005	10.30	0.23	(0.09)	0.14	(0.23)	—	(0.23)	10.21	1.40	3,784	1.00	2.26	1.62	28.31
Year Ended July 31, 2004	10.36	0.22	(0.06)	0.16	(0.22)	—	(0.22)	10.30	1.53	4,781	0.97	2.09	1.58	11.30
Year Ended July 31, 2003	10.39	0.25	0.02	0.27	(0.25)	(0.05)	(0.30)	10.36	2.62	2,322	0.97	2.40	1.58	6.01
CLASS C
Period Ended January 31, 2008 (Unaudited)	$10.02	$0.12	$0.23	$0.35	$(0.12)	$—	$(0.12)	$10.25	3.52%	$11	1.76%	2.36%	1.86%	19.34%
Year Ended July 31, 2007	10.06	0.24	(0.04)	0.20	(0.24)	—	(0.24)	10.02	1.97	10	1.74	2.35	1.83	68.09
Year Ended July 31, 2006	10.21	0.20	(0.15)	0.05	(0.20)	—	(0.20)	10.06	0.55	10	1.75	2.03	1.91	112.73	(f)
Year Ended July 31, 2005	10.31	0.16	(0.10)	0.06	(0.16)	—	(0.16)	10.21	0.54	10	1.75	1.52	1.87	28.31
Period Ended July 31, 2004*	10.32	0.04	(0.01)	0.03	(0.04)	—	(0.04)	10.31	0.26	10	1.72	1.41	1.83	11.30
CLASS Y
Period Ended January 31, 2008 (Unaudited)	$10.08	$0.17	$0.23	$0.40	$(0.17)	$—	$(0.17)	$10.31	4.01%	$46,034	0.76%	3.33%	0.86%	19.34%
Year Ended July 31, 2007	10.11	0.34	(0.03)	0.31	(0.34)	—	(0.34)	10.08	3.08	50,835	0.74	3.33	0.83	68.09
Year Ended July 31, 2006	10.27	0.31	(0.16)	0.15	(0.31)	—	(0.31)	10.11	1.47	62,816	0.75	3.03	0.91	112.73	(f)
Year Ended July 31, 2005	10.36	0.26	(0.09)	0.17	(0.26)	—	(0.26)	10.27	1.65	65,070	0.74	2.51	0.86	28.31
Year Ended July 31, 2004	10.41	0.24	(0.05)	0.19	(0.24)	—	(0.24)	10.36	1.87	67,606	0.72	2.34	0.83	11.30
Year Ended July 31, 2003	10.45	0.28	0.01	0.29	(0.28)	(0.05)	(0.33)	10.41	2.78	63,449	0.72	2.64	0.83	6.01

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	The portfolio turnover rate increased significantly during the period. This increase was attributable to cashflows into and out of the Fund, as well as tactical portfolio adjustments made in response to changing market conditions. The basic characteristics of the Fund in terms of market capitalization, style, and diversification have not changed.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

U.S. Government Short Fixed Income Fund

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2008 (Unaudited)	$10.06	$0.21	$0.31	$0.52	$(0.21)	$—	$(0.21)	$10.37	5.25%	$2,451	0.65%	4.15%	1.09%	25.92%
Year Ended July 31, 2007	10.04	0.45	0.02	0.47	(0.45)	—	(0.45)	10.06	4.80	2,265	0.64	4.50	1.07	81.16
Year Ended July 31, 2006	10.04	0.32	—	0.32	(0.32)	—	(0.32)	10.04	3.27	2,355	0.63	3.03	1.36	88.38
Year Ended July 31, 2005	10.10	0.18	(0.06)	0.12	(0.18)	—	(0.18)	10.04	1.19	6,552	0.62	1.76	1.47	64.16
Year Ended July 31, 2004	10.24	0.18	(0.14)	0.04	(0.18)	—	(0.18)	10.10	0.36	8,743	0.62	1.74	1.43	111.13
Year Ended July 31, 2003	10.31	0.23	(0.06)	0.17	(0.23)	(0.01)	(0.24)	10.24	1.67	12,787	0.62	2.23	1.42	17.41
CLASS B
Period Ended January 31, 2008 (Unaudited)	$10.06	$0.17	$0.31	$0.48	$(0.17)	$—	$(0.17)	$10.37	4.86%	$599	1.40%	3.42%	1.69%	25.92%
Year Ended July 31, 2007	10.04	0.38	0.02	0.40	(0.38)	—	(0.38)	10.06	4.02	825	1.39	3.75	1.67	81.16
Year Ended July 31, 2006	10.04	0.25	—	0.25	(0.25)	—	(0.25)	10.04	2.50	1,238	1.38	2.44	1.77	88.38
Year Ended July 31, 2005	10.10	0.10	(0.06)	0.04	(0.10)	—	(0.10)	10.04	0.43	1,609	1.37	1.01	1.72	64.16
Year Ended July 31, 2004	10.24	0.10	(0.14)	(0.04)	(0.10)	—	(0.10)	10.10	(0.38)	1,965	1.37	0.99	1.68	111.13
Year Ended July 31, 2003	10.31	0.15	(0.06)	0.09	(0.15)	(0.01)	(0.16)	10.24	0.91	1,994	1.37	1.46	1.67	17.41
CLASS C
Period Ended January 31, 2008 (Unaudited)	$10.06	$0.17	$0.31	$0.48	$(0.17)	$—	$(0.17)	$10.37	4.86%	$1,044	1.40%	3.41%	1.69%	25.92%
Year Ended July 31, 2007	10.04	0.38	0.02	0.40	(0.38)	—	(0.38)	10.06	4.02	1,116	1.39	3.75	1.67	81.16
Year Ended July 31, 2006	10.04	0.25	—	0.25	(0.25)	—	(0.25)	10.04	2.50	1,514	1.38	2.45	1.77	88.38
Year Ended July 31, 2005	10.10	0.10	(0.06)	0.04	(0.10)	—	(0.10)	10.04	0.43	1,834	1.37	1.20	1.72	64.16
Period Ended July 31, 2004*	10.15	0.02	(0.05)	(0.03)	(0.02)	—	(0.02)	10.10	(0.26)	10	1.37	0.85	1.58	111.13
CLASS Y
Period Ended January 31, 2008 (Unaudited)	$10.07	$0.23	$0.31	$0.54	$(0.23)	$—	$(0.23)	$10.38	5.38%	$81,936	0.40%	4.40%	0.69%	25.92%
Year Ended July 31, 2007	10.04	0.48	0.03	0.51	(0.48)	—	(0.48)	10.07	5.17	85,818	0.39	4.74	0.67	81.16
Year Ended July 31, 2006	10.05	0.35	(0.01)	0.34	(0.35)	—	(0.35)	10.04	3.42	96,102	0.38	3.43	0.77	88.38
Year Ended July 31, 2005	10.11	0.20	(0.06)	0.14	(0.20)	—	(0.20)	10.05	1.44	125,349	0.37	1.98	0.71	64.16
Year Ended July 31, 2004	10.25	0.20	(0.14)	0.06	(0.20)	—	(0.20)	10.11	0.61	215,124	0.37	1.99	0.68	111.13
Year Ended July 31, 2003	10.32	0.26	(0.06)	0.20	(0.26)	(0.01)	(0.27)	10.25	1.92	240,916	0.37	2.47	0.67	17.41

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Trustees and Officers

January 31, 2008

(Unaudited)

Interested Trustees.    The table below sets forth certain information about each of the Trustees of the Trust who is an “interested person” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).

Name, Address and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee
Peter S. Ho* 130 Merchant Street, 22nd Floor Honolulu, Hawaii 96813 Age: 42	Trustee	Indefinite; Since 5/04	Vice Chairman and Chief Banking Officer, Bank of Hawaii—Retail Banking (since 2007), Commercial Banking (Since 2006) and Investment Services Group (since 2004); Executive Vice President, Bank of Hawaii—Commercial Group (2003 - 2004); Executive Vice President/Senior Vice President/Vice President, Bank of Hawaii—Corporate Banking (1996 - 2003).	12	Member of the Board of: Rehabilitation Hospital Foundation, Hawaii Chapter of the American Red Cross, Special Olympics of Hawaii, Oceanic Institute, Hawaii Pacific University, Hanahau’oli School, Frederic Duclos Barstow Foundation, Historic Hawaii Foundation, Hawaii Community Foundation, McInerny Foundation, Nature Conservancy of Hawaii, Strong Foundation and University of Hawaii Ahahui Koa Anuenue.

*	Mr. Ho is an “interested person” of the Trust, as identified by the 1940 Act, because of his employment with the Bank of Hawaii.

Independent Trustees.    The table below sets forth certain information about the Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act.

Name, Address and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee
Stanley W. Hong 4976 Poola Street Honolulu, Hawaii 96821 Age: 71	Trustee	Indefinite; Since 10/92	Trustee of The King William Charles Lunalilo Trust Estate (since 2001); President of Waste Management of Hawaii, Inc. (2001-2005); Corporate Vice President, Hawaii Area Waste Management (2001-2005); Trustee, President and Chief Executive Officer, The Chamber of Commerce of Hawaii (1996-2001).	12	Trustee of Cash Assets Trust and Hawaiian Tax-Free Trust (registered investment companies) (since 1993); Member of the Board of: First Insurance Co. of Hawaii, Ltd., Lanihau Properties, LLC and Westye Group (Subzero Wolf Hawaii Advisory); Member of the Board of the following non-profit organizations: Chaminade University of Honolulu, Nature Conservancy of Hawaii, PBS Hawaii Foundation, Heald Education, LLC, Child and Family Service and East West Center Foundation.

Richard L. Humphreys 970 N Kalaheo Avenue, Suite C110 Kailua, Hawaii 96734 Age: 64	Trustee	Indefinite; Since 3/05	President of Hawaii Receivables Management LLC (since 2001); President of Lynk Payment Systems Hawaii LLC (since 2002).	12	Member of the Board of: The Castle Group, Inc. and other charitable and civic organizations.

PACIFIC CAPITAL FUNDS

Trustees and Officers, continued

January 31, 2008

(Unaudited)

Name, Address and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee
Russell K. Okata 1015 Wilder Avenue, #203 Honolulu, Hawaii 96822 Age: 64	Trustee and (Since 3/05) Chairman	Indefinite; Since 10/92	Retired. Formerly Executive Director, Hawaii Government Employees Association AFSCME Local 152, AFL-CIO (1981-2007); International Vice President, American Federation of State, County and Municipal Employees, AFL-CIO (1981-2007).	12	Trustee of Cash Assets Trust and Hawaiian Tax-Free Trust (since 1993) and Aquila Three Peaks High Income Fund (since September 2007) (registered investment companies); former Chairman of the Royal State Group (1988-2007); Trustee of: Blood Bank of Hawaii, Bishop Museum, Judicial Council of Hawaii and other community organizations.

Douglas Philpotts 55 Dowsett Avenue Honolulu, Hawaii 96817 Age: 76	Trustee	Indefinite; Since 10/92	Retired. Formerly Director, Chairman of the Board and President of Hawaiian Trust Co., Ltd. (until 1994), a predecessor of the Asset Management Group of Bank of Hawaii.	12	Trustee of Cash Assets Trust and Hawaiian Tax-Free Trust (registered investment companies) (since 1993); Trustee of the Strong Foundation (support of programs for Hawaiian youth) (since 1974).

Oswald K. Stender 711 Kapiolani Boulevard, Suite 1250 Honolulu, Hawaii 96813 Age: 76	Trustee	Indefinite; Since 10/92	Trustee, Office of Hawaiian Affairs (since 1999); Director, Hawaiian Electric Industries, Inc. (public utility holding company) (1993-2004).	12	Trustee of Cash Assets Trust and Hawaiian Tax-Free Trust (registered investment companies) (since 1993); Director of Grace Pacific Corp.; Member of Advisory Board of Hawaiian Telecom Communications, Inc.; former Trustee of the Bernice Pauahi Bishop Estate (operation of school for children of Hawaiian ancestry) (1990-1999); Board member of various housing and real estate associations and community organizations.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling (800) 258-9232.

PACIFIC CAPITAL FUNDS

Trustees and Officers, continued

January 31, 2008

(Unaudited)

Officers.    The table below sets forth certain information about each of the Trust’s officers.

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Robert I. Crowell 130 Merchant Street Honolulu, Hawaii 96813 Age: 60	President	Indefinite; Since 7/06	Executive Vice President, Bank of Hawaii (since 2002); Senior Vice President, Bank of Hawaii (1993-2002).

Jennifer Lam 130 Merchant Street Honolulu, Hawaii 96813 Age: 31	Senior Vice President	Indefinite; Since 9/05	Vice President, Bank of Hawaii (since 2005); Investment Analyst, International Finance Corporation, World Bank Group (2002-2005); Investment Banking Analyst, Credit Suisse First Boston (2000-2002).

George Stevens 3435 Stelzer Road Columbus, Ohio 43219 Age: 57	Chief Compliance Officer	Indefinite; Since 2/06	Vice President, CCO Services of Citi Fund Services (since 1996).

Christopher E. Sabato 3435 Stelzer Road Columbus, Ohio 43219 Age: 39	Treasurer	Indefinite; Since 9/05	Senior Vice President, Fund Administration of Citi Fund Services (since 1993).

Jennifer A. English 100 Summer Street, Suite 1500 Boston, Massachusetts 02110 Age: 35	Secretary	Indefinite; Since 12/07	Vice President, Citi Fund Services, Inc. (since 2005), Assistant Counsel, PFPC, Inc. (2002-2005).

*	Each officer may have served in various other capacities for the same organization during the length of time served.

PACIFIC CAPITAL FUNDS

Additional Information

January 31, 2007

(Unaudited)

Expense Examples

As a shareholder of the Pacific Capital Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and/or service fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Pacific Capital Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 through January 31, 2008.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 8/1/07	Ending Account Value 1/31/08	Expenses Paid During Period* 8/1/07 - 1/31/08	Expense Ratio During Period** 8/1/07 - 1/31/08
New Asia Growth Fund	Class A	$1,000.00	$1,058.90	$8.13	1.57%
	Class B	1,000.00	1,055.10	11.98	2.32
	Class C	1,000.00	1,054.80	11.98	2.32
	Class Y	1,000.00	1,059.90	6.83	1.32

International Stock Fund	Class A	1,000.00	959.40	6.55	1.33
	Class B	1,000.00	955.50	10.22	2.08
	Class C	1,000.00	955.50	10.22	2.08
	Class Y	1,000.00	960.40	5.32	1.08

Small Cap Fund	Class A	1,000.00	882.00	7.47	1.58
	Class B	1,000.00	878.80	11.00	2.33
	Class C	1,000.00	878.80	11.00	2.33
	Class Y	1,000.00	883.00	6.30	1.33

Mid-Cap Fund	Class A	1,000.00	882.80	5.40	1.14
	Class C	1,000.00	879.40	8.93	1.89
	Class Y	1,000.00	884.10	4.22	0.89

Growth Stock Fund	Class A	1,000.00	953.20	5.65	1.15
	Class B	1,000.00	949.00	9.31	1.90
	Class C	1,000.00	950.10	9.31	1.90
	Class Y	1,000.00	954.50	4.42	0.90

Growth and Income Fund	Class A	1,000.00	949.00	5.59	1.14
	Class B	1,000.00	945.30	9.24	1.89
	Class C	1,000.00	944.50	9.24	1.89
	Class Y	1,000.00	949.20	4.36	0.89

PACIFIC CAPITAL FUNDS

Additional Information, continued

January 31, 2007

(Unaudited)

		Beginning Account Value 8/1/07	Ending Account Value 1/31/08	Expense Paid During Period* 8/1/07 - 1/31/08	Expense Ratio During Period** 8/1/07 - 1/31/08
Value Fund	Class A	$1,000.00	$933.10	$5.49	1.13%
	Class B	1,000.00	928.90	9.12	1.88
	Class C	1,000.00	929.50	9.12	1.88
	Class Y	1,000.00	934.40	4.28	0.88
High Grade Core Fixed Income Fund	Class A	1,000.00	1,064.20	4.88	0.94
	Class B	1,000.00	1,060.30	8.75	1.69
	Class C	1,000.00	1,060.30	8.75	1.69
	Class Y	1,000.00	1,066.10	3.58	0.69
Tax-Free Securities Fund	Class A	1,000.00	1,033.40	4.80	0.94
	Class B	1,000.00	1,029.60	8.62	1.69
	Class C	1,000.00	1,030.50	8.63	1.69
	Class Y	1,000.00	1,034.60	3.53	0.69
High Grade Short Intermediate Fixed Income Fund	Class A	1,000.00	1,056.30	3.98	0.77
	Class C	1,000.00	1,051.30	7.84	1.52
	Class Y	1,000.00	1,056.40	2.69	0.52
Tax-Free Short Intermediate Securities Fund	Class A	1,000.00	1,039.00	5.18	1.01
	Class C	1,000.00	1,035.20	9.00	1.76
	Class Y	1,000.00	1,040.10	3.90	0.76
U.S. Government Short Fixed Income Fund	Class A	1,000.00	1,052.50	3.35	0.65
	Class B	1,000.00	1,048.60	7.21	1.40
	Class C	1,000.00	1,048.60	7.21	1.40
	Class Y	1,000.00	1,053.80	2.07	0.40

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.

PACIFIC CAPITAL FUNDS

Additional Information, continued

January 31, 2007

(Unaudited)

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on each Pacific Capital Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 8/1/07	Ending Account Value 1/31/08	Expense Paid During Period* 8/1/07 - 1/31/08	Expense Ratio During Period** 8/1/07 - 1/31/08
New Asia Growth Fund	Class A	$1,000.00	$1,017.24	$7.96	1.57%
	Class B	1,000.00	1,013.47	11.74	2.32
	Class C	1,000.00	1,013.47	11.74	2.32
	Class Y	1,000.00	1,018.50	6.70	1.32

International Stock Fund	Class A	1,000.00	1,018.45	6.75	1.33
	Class B	1,000.00	1,014.68	10.53	2.08
	Class C	1,000.00	1,014.68	10.53	2.08
	Class Y	1,000.00	1,019.71	5.48	1.08

Small Cap Fund	Class A	1,000.00	1,017.19	8.01	1.58
	Class B	1,000.00	1,013.42	11.79	2.33
	Class C	1,000.00	1,013.42	11.79	2.33
	Class Y	1,000.00	1,018.45	6.75	1.33

Mid-Cap Fund	Class A	1,000.00	1,019.41	5.79	1.14
	Class C	1,000.00	1,015.63	9.58	1.89
	Class Y	1,000.00	1,020.66	4.52	0.89

Growth Stock Fund	Class A	1,000.00	1,019.36	5.84	1.15
	Class B	1,000.00	1,015.58	9.63	1.90
	Class C	1,000.00	1,015.58	9.63	1.90
	Class Y	1,000.00	1,020.61	4.57	0.90

Growth and Income Fund	Class A	1,000.00	1,019.41	5.79	1.14
	Class B	1,000.00	1,015.63	9.58	1.89
	Class C	1,000.00	1,015.63	9.58	1.89
	Class Y	1,000.00	1,020.66	4.52	0.89

Value Fund	Class A	1,000.00	1,019.46	5.74	1.13
	Class B	1,000.00	1,015.69	9.53	1.88
	Class C	1,000.00	1,015.69	9.53	1.88
	Class Y	1,000.00	1,020.71	4.47	0.88

High Grade Core Fixed Income Fund	Class A	1,000.00	1,020.41	4.77	0.94
	Class B	1,000.00	1,016.64	8.57	1.69
	Class C	1,000.00	1,016.64	8.57	1.69
	Class Y	1,000.00	1,021.67	3.51	0.69

PACIFIC CAPITAL FUNDS

Additional Information, continued

January 31, 2007

(Unaudited)

		Beginning Account Value 8/1/07	Ending Account Value 1/31/08	Expense Paid During Period* 8/1/07 - 1/31/08	Expense Ratio During Period** 8/1/07 - 1/31/08

Tax-Free Securities Fund	Class A	$1,000.00	$1,020.41	$4.77	0.94%
	Class B	1,000.00	1,016.64	8.57	1.69
	Class C	1,000.00	1,016.64	8.57	1.69
	Class Y	1,000.00	1,021.67	3.51	0.69

High Grade Short Intermediate Fixed Income Fund	Class A	1,000.00	1,021.27	3.91	0.77
	Class C	1,000.00	1,017.50	7.71	1.52
	Class Y	1,000.00	1,022.52	2.64	0.52

Tax-Free Short Intermediate Securities Fund	Class A	1,000.00	1,020.06	5.13	1.01
	Class C	1,000.00	1,016.29	8.92	1.76
	Class Y	1,000.00	1,021.32	3.86	0.76

U.S. Government Short Fixed Income Fund	Class A	1,000.00	1,021.87	3.30	0.65
	Class B	1,000.00	1,018.10	7.10	1.40
	Class C	1,000.00	1,018.10	7.10	1.40
	Class Y	1,000.00	1,023.13	2.03	0.40

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.

Proxy Voting

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-258-9232. The information also is included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.pacificcapitalfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds’ website at www.pacificcapitalfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Portfolio Holdings Information

The Funds file a complete list of their portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the Securities and Exchange Commission’s website at www.sec.gov. You may also review, or for a fee, copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

INVESTMENT ADVISER
Asset Management Group of Bank of Hawaii
130 Merchant Street, Suite 370
Honolulu, HI 96813

SUB-ADVISERS
First State Investments International Limited
23 St. Andrew Square
Edinburgh
EH2 1BB

Hansberger Global Investors, Inc.
515 East Las Olas Blvd.
Fort Lauderdale, FL 33301

Nicholas-Applegate Capital Management
600 West Broadway
San Diego, CA 92102

Mellon Capital Management Corporation
500 Grant Street, Suite 4200
Pittsburgh, PA 15258

Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Chicago Equity Partners, LLC
180 North LaSalle Street, Suite 3800
Chicago, IL 60601

DISTRIBUTOR
Foreside Distribution Services, L.P.
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
191 West Nationwide Boulevard, Suite 500
Columbus, OH 43215

ADMINISTRATOR
Bank of Hawaii
130 Merchant Street
Honolulu, HI 96813

SUB-ADMINISTRATOR AND TRANSFER AGENT
Citi Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

To view Proxy Voting Records please visit the Pacific Capital Funds web site at www.pacificcapitalfunds.com.

PACIFIC CAPITAL
FUNDS

For more information, call
800.258.9232
or visit our website at:
www.pacificcapitalfunds.com

This material is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. An investor should consider the funds' investment objectives, risk, and charges and expenses carefully before investing or sending money. This and other important information about an investment company can be found in the fund prospectus. To obtain more information, please call 1-800-258-9232. Please read the prospectus carefully before investing.

Foreside Distribution Services, L.P., Distributor.

Pacific Capital Funds

MUTUAL FUNDS: ARE NOT FDIC INSURED ◆ HAVE NO BANK GUARANTEE ◆ MAY LOSE VALUE

PCR-0008 (1/08)

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable - Only effective for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacific Capital Funds

By (Signature and Title)*	/s/ Robert I. Crowell
Robert I. Crowell, President
Date 4/4/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert I. Crowell
Robert I. Crowell, President
Date 4/4/08

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date 4/4/08